Vanguard® Developed Markets Index Fund
Schedule of Investments (unaudited)
As of March 31, 2026
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value ($000)
Common Stocks (98.6%)
Australia (6.0%)
	Commonwealth Bank of Australia	16,164,972	1,893,027
	BHP Group Ltd.	47,414,165	1,715,564
	Westpac Banking Corp.	33,072,562	913,969
	National Australia Bank Ltd.	29,573,873	855,444
	ANZ Group Holdings Ltd.	29,141,829	732,778
	Wesfarmers Ltd.	10,906,255	556,829
	Macquarie Group Ltd.	3,309,341	470,114
	CSL Ltd.	4,676,263	459,298
	Woodside Energy Group Ltd.	18,314,816	434,748
	Rio Tinto Ltd.	3,569,967	405,597
	Goodman Group	19,171,537	344,196
	Woolworths Group Ltd.	11,758,454	296,927
	Transurban Group	29,945,449	292,113
	Fortescue Ltd.	15,315,341	218,850
	QBE Insurance Group Ltd.	14,617,773	215,711
	Brambles Ltd.	13,065,979	205,061
	Coles Group Ltd.	12,907,894	195,745
	Northern Star Resources Ltd.	13,338,568	193,900
	Evolution Mining Ltd.	19,414,956	174,826
	Santos Ltd.	31,353,432	171,614
	Aristocrat Leisure Ltd.	5,285,652	168,006
	Origin Energy Ltd.	16,586,517	142,730
	Telstra Group Ltd.	38,096,845	140,639
	South32 Ltd.	43,349,750	131,263
	Suncorp Group Ltd.	10,484,081	117,659
*	Lynas Rare Earths Ltd.	8,654,431	117,505
	Scentre Group	50,410,083	116,313
	Insurance Australia Group Ltd.	21,890,691	111,127
*	PLS Group Ltd.	30,003,691	109,859
*,1	James Hardie Industries plc GDR	5,455,503	100,604
	Computershare Ltd. (XASX)	5,091,498	100,417
	Washington H Soul Pattinson & Co. Ltd.	3,289,694	92,450
	Sigma Healthcare Ltd.	49,346,445	91,190
	APA Group	11,979,109	82,521
*	Xero Ltd.	1,543,999	81,600
	Medibank Pvt Ltd.	26,651,373	80,641
	Lottery Corp. Ltd.	21,284,684	79,489
	BlueScope Steel Ltd.	4,233,268	76,625
	Cochlear Ltd.	632,394	74,414
	ALS Ltd.	4,809,620	70,603
	Stockland	23,348,551	70,088
	ASX Ltd.	1,881,928	68,281
	Sonic Healthcare Ltd.	4,533,867	64,421
	Orica Ltd.	4,530,747	63,678
*	Light & Wonder Inc. GDR	756,796	63,524
*	Mineral Resources Ltd.	1,624,252	62,392
	Vicinity Ltd.	37,179,141	60,654
	Charter Hall Group	4,547,390	59,255
	GPT Group	18,617,577	58,888
	CAR Group Ltd.	3,470,732	55,405
	Qube Holdings Ltd.	16,112,997	54,386
	Technology One Ltd.	2,852,313	54,144
	Ampol Ltd.	2,316,954	53,738
	JB Hi-Fi Ltd.	1,052,931	53,277
	SGH Ltd.	1,860,698	52,939
*	Sandfire Resources Ltd.	4,432,625	50,865
[1]	REA Group Ltd.	458,986	50,286
*	NEXTDC Ltd.	6,178,325	49,396
	WiseTech Global Ltd.	1,805,330	48,709
	Ramsay Health Care Ltd.	1,783,643	48,513

		Shares	Market Value ($000)
	Whitehaven Coal Ltd.	7,477,817	48,250
	Perseus Mining Ltd.	13,021,623	47,708
	Ramelius Resources Ltd.	18,194,293	47,368
	Mirvac Group	38,157,444	47,146
	Aurizon Holdings Ltd.	16,471,032	45,468
[1]	a2 Milk Co. Ltd.	6,736,240	44,861
	HUB24 Ltd.	750,708	43,936
*	Genesis Minerals Ltd.	10,240,822	43,094
	Pro Medicus Ltd.	514,931	42,439
	Dexus	10,211,073	42,097
	Qantas Airways Ltd.	7,111,220	41,773
	AGL Energy Ltd.	5,819,534	39,840
*	Greatland Resources Ltd.	4,869,351	39,653
	Bendigo & Adelaide Bank Ltd.	5,500,902	37,845
	Westgold Resources Ltd.	8,728,377	36,720
*	IGO Ltd.	6,520,300	36,402
	Worley Ltd.	4,573,700	35,928
	Dyno Nobel Ltd.	15,856,753	34,530
	Cleanaway Waste Management Ltd.	21,794,770	34,514
	Downer EDI Ltd.	6,372,298	34,108
	Regis Resources Ltd.	7,190,018	34,079
[1]	Endeavour Group Ltd.	14,711,240	33,301
	SEEK Ltd.	3,319,767	32,622
*	Paladin Energy Ltd.	4,083,252	32,520
	Capricorn Metals Ltd.	3,833,259	30,313
	Steadfast Group Ltd.	10,228,270	30,112
	Vault Minerals Ltd.	9,938,707	29,656
	Bank of Queensland Ltd.	6,262,554	29,151
	Challenger Ltd.	4,862,610	28,113
	Ventia Services Group Pty Ltd.	7,711,815	28,079
	Ansell Ltd.	1,380,817	27,098
	Atlas Arteria Ltd.	9,071,272	26,902
	Eagers Automotive Ltd.	1,614,800	25,382
*,1	Telix Pharmaceuticals Ltd.	2,439,073	23,352
[1]	Reece Ltd.	2,498,886	23,253
	National Storage REIT	11,810,771	22,694
	AMP Ltd.	24,667,931	22,611
	Chorus Ltd.	4,088,382	22,330
*	Liontown Ltd.	18,209,424	22,226
*,1	DroneShield Ltd.	7,981,311	21,928
	Codan Ltd.	993,945	21,877
	Metcash Ltd.	10,528,726	21,651
	AUB Group Ltd. (XASX)	1,262,937	21,280
[1]	Yancoal Australia Ltd.	3,673,950	21,189
	nib holdings Ltd.	4,601,363	20,348
*	Resolute Mining Ltd.	20,324,874	20,098
	Iluka Resources Ltd.	4,146,582	19,494
	Sims Ltd.	1,534,232	19,468
[1]	New Hope Corp. Ltd.	4,694,992	19,180
[2]	Viva Energy Group Ltd.	10,628,111	18,844
[1]	Treasury Wine Estates Ltd.	7,177,623	18,524
*	Emerald Resources NL	4,814,522	18,481
[1]	Breville Group Ltd.	989,631	18,462
	Netwealth Group Ltd.	1,176,291	17,917
	Monadelphous Group Ltd.	917,271	17,569
	Region Group	10,990,069	17,305
	Harvey Norman Holdings Ltd.	5,027,800	17,272
*,1	4DMedical Ltd.	4,293,658	16,793
*	Insignia Financial Ltd.	4,940,771	16,310
[1]	Pinnacle Investment Management Group Ltd.	1,598,516	16,135
	Reliance Worldwide Corp. Ltd.	7,411,313	15,907
	NRW Holdings Ltd.	4,192,325	15,532
	Lendlease Corp. Ltd.	6,696,760	15,418
	Charter Hall Long Wale REIT	6,530,820	15,237
*	Bellevue Gold Ltd.	13,881,391	14,915
	Tabcorp Holdings Ltd.	22,210,239	14,685
	Charter Hall Retail REIT	5,426,820	14,364
	Orora Ltd.	10,842,589	14,241
	Champion Iron Ltd.	3,729,179	14,013
*	Mesoblast Ltd.	9,027,825	13,896

		Shares	Market Value ($000)
	BWP Property Group Ltd.	5,362,018	13,864
	HomeCo Daily Needs REIT	16,789,458	13,779
*	PEXA Group Ltd.	1,273,754	13,513
*	Zip Co. Ltd.	12,038,535	13,456
	TPG Telecom Ltd.	4,814,369	13,433
	Super Retail Group Ltd.	1,477,419	13,209
	Imdex Ltd.	4,685,399	12,812
	Beach Energy Ltd.	14,024,473	12,389
[1]	Flight Centre Travel Group Ltd.	1,627,327	12,176
	Perpetual Ltd.	1,087,438	12,097
	Centuria Industrial REIT	5,946,289	11,917
*	Nickel Industries Ltd.	18,589,136	11,662
*	Tuas Ltd.	2,703,780	11,500
	Deterra Royalties Ltd.	4,064,458	11,483
*	Austal Ltd.	3,329,987	11,172
	Perenti Ltd.	7,991,028	10,944
	Magellan Financial Group Ltd.	1,573,643	10,813
*	Deep Yellow Ltd.	8,579,771	10,714
[1]	ARB Corp. Ltd.	729,335	10,692
*	Ora Banda Mining Ltd.	12,805,508	10,613
	Ingenia Communities Group	3,817,991	10,611
*	Superloop Ltd.	4,569,123	10,361
	EVT Ltd.	1,125,147	10,360
	Bega Cheese Ltd.	2,489,015	10,353
	Elders Ltd.	2,031,774	10,178
*	Catalyst Metals Ltd.	2,220,597	10,012
*	Predictive Discovery Ltd.	18,822,802	9,961
*,1,3	Corporate Travel Management Ltd.	1,110,057	9,846
	GrainCorp Ltd. Class A	2,122,789	9,745
	Waypoint REIT Ltd.	5,971,855	9,743
	Karoon Energy Ltd.	6,861,154	9,594
	Generation Development Group Ltd.	3,230,764	9,592
*	Judo Capital Holdings Ltd.	10,059,390	9,532
*	Alkane Resources Ltd.	9,408,843	9,527
	SRG Global Ltd.	5,364,857	9,216
	Helia Group Ltd.	2,454,494	9,002
	Arena REIT	3,945,273	8,960
[1]	GQG Partners Inc. GDR	7,363,325	8,939
*	Megaport Ltd.	1,699,978	8,818
	Lovisa Holdings Ltd.	589,554	8,814
*	FireFly Metals Ltd.	7,117,923	8,805
*,1	Electro Optic Systems Holdings Ltd.	1,562,900	8,779
*	Neuren Pharmaceuticals Ltd.	1,049,161	8,756
*,1	Elevra Lithium Ltd.	1,445,036	8,604
	IRESS Ltd.	1,716,753	8,398
*,1	Silex Systems Ltd.	2,172,919	8,288
*	Pantoro Gold Ltd.	3,473,653	8,106
	Nick Scali Ltd.	731,314	8,072
	Nine Entertainment Co. Holdings Ltd.	11,904,844	7,924
	Premier Investments Ltd.	890,408	7,782
*	Develop Global Ltd.	2,502,937	7,486
*,1	Vulcan Energy Resources Ltd.	3,273,095	7,434
	Aussie Broadband Ltd.	2,218,478	7,412
	Regis Healthcare Ltd.	1,717,656	7,335
	Kingsgate Consolidated Ltd.	2,336,810	7,290
	Centuria Capital Group	6,517,452	7,234
[1]	IDP Education Ltd.	2,511,834	7,192
	Service Stream Ltd.	5,371,769	7,180
*,1	Arafura Rare Earths Ltd.	36,418,118	7,177
	SmartGroup Corp. Ltd.	1,196,866	6,856
*	Metals X Ltd.	7,485,209	6,729
[1]	Domino's Pizza Enterprises Ltd.	575,213	6,515
*,1	IperionX Ltd.	2,568,803	6,483
	Data#3 Ltd.	1,348,756	6,294
	Aspen Group Ltd.	1,972,978	6,280
	Collins Foods Ltd.	1,034,441	6,271
*	Nanosonics Ltd.	2,393,135	6,243
*,1	Clarity Pharmaceuticals Ltd.	2,759,703	6,115
*	WEB Travel Group Ltd.	3,266,234	6,008
	Hansen Technologies Ltd.	1,739,334	5,954

		Shares	Market Value ($000)
[1]	Guzman y Gomez Ltd.	529,646	5,941
[1]	McMillan Shakespeare Ltd.	563,808	5,750
	Stanmore Resources Ltd.	2,951,749	5,668
	Charter Hall Social Infrastructure REIT	3,136,431	5,624
	Amotiv Ltd.	1,194,512	5,608
*	Temple & Webster Group Ltd.	1,064,796	5,339
	Integral Diagnostics Ltd.	3,269,952	5,327
	Ridley Corp. Ltd.	2,794,283	5,302
*,1	Catapult Sports Ltd.	2,340,559	5,293
*	Gemlife Communities Group	1,705,463	5,245
*	Macquarie Technology Group Ltd.	121,789	5,073
	MyState Ltd.	1,653,085	5,043
[1]	IPH Ltd.	2,209,163	5,030
[1]	DigiCo Infrastructure REIT	4,065,865	5,002
	Dicker Data Ltd.	839,461	4,994
	Rural Funds Trust	3,548,968	4,941
*,1	Weebit Nano Ltd.	1,868,857	4,867
[1]	Inghams Group Ltd.	3,515,908	4,830
*	St. Barbara Ltd.	11,039,431	4,767
*	SiteMinder Ltd.	2,341,572	4,751
	Credit Corp. Group Ltd.	629,580	4,707
	Kelsian Group Ltd.	1,737,167	4,703
	Dexus Industria REIT	2,929,170	4,690
[1]	PWR Holdings Ltd.	782,276	4,688
[1]	L1 Group Ltd.	6,775,156	4,654
*	Nufarm Ltd.	3,167,629	4,526
*	WA1 Resources Ltd.	458,412	4,523
[1]	Supply Network Ltd.	199,566	4,378
	MA Financial Group Ltd.	882,859	4,294
[1]	HMC Capital Ltd.	2,574,884	4,237
[1]	Maas Group Holdings Ltd.	1,400,451	4,203
*,1	Boss Energy Ltd.	3,825,660	4,181
	Cromwell Property Group	14,937,648	4,097
*	Core Lithium Ltd.	23,425,344	4,095
*,1	PolyNovo Ltd.	5,956,466	3,923
[1]	Regal Partners Ltd.	2,144,304	3,916
	Bravura Solutions Ltd.	2,740,492	3,914
*,3	Opthea Ltd.	10,480,176	3,905
	Redox Ltd.	1,625,056	3,731
*	Virgin Australia Holdings Ltd.	2,224,863	3,719
*	Alpha HPA Ltd.	9,621,301	3,628
*,1	Gentrack Group Ltd.	913,156	3,578
	Abacus Storage King	3,727,758	3,576
	EQT Holdings Ltd.	248,957	3,555
*	Select Harvests Ltd.	1,300,555	3,501
	Growthpoint Properties Australia Ltd.	2,362,191	3,437
*	Amplitude Energy Ltd.	2,833,351	3,373
	oOh!media Ltd.	4,957,382	3,256
*	Chalice Mining Ltd.	3,170,934	3,224
[1]	Centuria Office REIT	4,725,446	3,033
*,1	Lifestyle Communities Ltd.	915,033	2,978
	Fleetpartners Group Ltd.	1,603,510	2,809
[1]	Vulcan Steel Ltd.	760,574	2,799
	GWA Group Ltd.	1,924,087	2,787
	Abacus Group	3,892,306	2,738
	Cedar Woods Properties Ltd.	546,565	2,694
[1]	Clinuvel Pharmaceuticals Ltd.	385,068	2,659
*	Omni Bridgeway Ltd.	2,412,805	2,636
	Australian Ethical Investment Ltd.	822,130	2,598
	Navigator Global Investments Ltd. (XASX)	1,742,809	2,569
[1]	Jumbo Interactive Ltd.	478,722	2,568
	Australian Clinical Labs Ltd.	1,725,261	2,499
*	Tyro Payments Ltd.	4,355,072	2,404
*	Myer Holdings Ltd.	11,777,130	2,378
*	Wildcat Resources Ltd.	8,732,105	2,326
*	Fineos Corp. Ltd. GDR	1,498,279	2,323
*	Emeco Holdings Ltd.	2,672,763	2,255
*	Aurelia Metals Ltd.	12,443,744	2,189
	Australian Finance Group Ltd.	1,721,208	2,165
[1]	Bapcor Ltd.	5,053,135	2,121

		Shares	Market Value ($000)
*	29Metals Ltd. (XASX)	8,312,275	2,042
	Healius Ltd.	5,212,034	2,028
[1]	Accent Group Ltd.	3,637,331	1,891
	Praemium Ltd.	4,126,932	1,861
	GDI Property Group Partnership	4,462,328	1,838
*,1	ioneer Ltd.	19,203,571	1,805
*,1	Star Entertainment Group Ltd.	21,817,238	1,754
*	HealthCo REIT	3,964,054	1,734
*,1	Nuix Ltd.	1,977,277	1,701
*,1	Strike Energy Ltd.	23,048,884	1,699
	Kogan.com Ltd.	670,367	1,616
*,1	BrainChip Holdings Ltd.	16,247,756	1,599
	Solvar Ltd.	1,401,581	1,517
*,1	EML Payments Ltd.	3,304,020	1,289
*,1	Novonix Ltd.	6,632,998	1,274
*,1	Mayne Pharma Group Ltd.	794,498	1,251
*	Coast Entertainment Holdings Ltd.	3,744,126	1,228
*,3	AVZ Minerals Ltd.	17,339,815	1,196
*	Australian Agricultural Co. Ltd.	1,269,730	1,185
*,1	Audinate Group Ltd.	658,245	1,185
	G8 Education Ltd.	6,567,862	1,098
*	Baby Bunting Group Ltd.	1,085,195	1,048
	Humm Group Ltd.	2,276,645	1,006
	Webjet Group Ltd.	2,283,016	842
*,1	Syrah Resources Ltd. (XASX)	7,061,462	641
*,3	Firefinch Ltd.	8,031,301	112
*	Syrah Resources Ltd.	58,608	5
*,3	ESG Minerals	467,233	—
*,3	Leo Lithium Ltd.	7,547,085	—
			16,835,596
Austria (0.3%)
	Erste Group Bank AG	2,714,373	293,221
[2]	BAWAG Group AG	740,728	112,611
	OMV AG	1,384,380	101,281
	Raiffeisen Bank International AG	1,235,324	52,905
	voestalpine AG	1,158,165	51,390
[1]	Verbund AG	640,327	48,933
	ANDRITZ AG	629,855	43,812
	Wienerberger AG	1,034,581	27,514
	Vienna Insurance Group AG Wiener Versicherung Gruppe	341,978	24,299
	UNIQA Insurance Group AG	1,066,256	18,679
	Strabag SE Class BR	186,731	18,484
*	AT&S Austria Technologie & Systemtechnik AG	241,983	14,740
	DO & Co. AG	74,526	13,907
[1]	Oesterreichische Post AG	304,132	12,173
	EVN AG	344,197	11,429
[1]	CA Immobilien Anlagen AG	295,131	8,364
[1]	Mayr Melnhof Karton AG	78,606	7,965
	Telekom Austria AG	717,214	7,590
	Porr AG	178,257	7,444
*,1	CPI Europe AG	308,068	5,569
	Palfinger AG	139,049	5,520
*,1	Lenzing AG	176,280	4,911
[1]	SBO AG	99,233	4,157
[1]	Agrana Beteiligungs AG	107,217	1,515
*,1	BAJAJ Mobility AG	79,518	1,427
			899,840
Belgium (0.9%)
	Anheuser-Busch InBev SA NV	9,206,800	636,982
*	Argenx SE	598,541	434,385
	UCB SA	1,156,704	348,511
	KBC Group NV	2,188,826	267,895
	Ageas SA	1,773,571	130,558
	Groupe Bruxelles Lambert NV	747,106	67,960
	Aedifica SA	810,148	65,596
*	Elia Group SA	426,246	65,471
	Ackermans & van Haaren NV	205,026	63,047
	Warehouses De Pauw CVA	1,807,415	47,082
	Financiere de Tubize SA	186,730	46,321

		Shares	Market Value ($000)
	Lotus Bakeries NV	3,915	44,203
	Umicore SA	2,202,976	42,028
	Syensqo SA	679,968	39,637
	D'ieteren Group	199,730	36,981
	Sofina SA	148,232	35,994
	KBC Ancora	371,366	30,414
	Azelis Group NV	2,120,699	21,626
	Solvay SA	703,488	21,597
	Montea NV	198,273	15,110
	Fagron	585,663	14,713
	Bekaert SA	299,717	14,113
	CMB Tech NV	1,069,381	13,811
	Deme Group NV	62,661	13,621
	VGP NV	131,826	12,643
	Melexis NV	192,644	11,909
	Gimv NV	220,785	11,642
	Xior Student Housing NV	371,537	11,422
	Colruyt Group NV	258,596	10,876
	Proximus SADP	1,208,163	9,833
	Shurgard Self Storage Ltd. (XBRU)	310,474	8,982
	Retail Estates NV	114,409	8,787
	Cofinimmo SA	74,971	7,090
	Barco NV	570,480	6,361
[1]	Tessenderlo Group SA	182,065	4,201
	Kinepolis Group NV	126,698	3,845
*	Vastned NV	73,427	2,461
*	bpost SA	931,616	1,962
			2,629,670
Canada (11.2%)
	Royal Bank of Canada	13,535,677	2,188,127
	Toronto-Dominion Bank	16,246,836	1,517,352
*	Shopify Inc. Class A	11,834,548	1,404,220
	Enbridge Inc.	21,078,329	1,142,633
	Agnico Eagle Mines Ltd.	4,821,113	978,605
	Canadian Natural Resources Ltd.	19,749,809	963,426
	Bank of Montreal	6,852,031	928,085
	Canadian Imperial Bank of Commerce	9,080,281	860,574
	Bank of Nova Scotia	12,063,286	836,565
	Brookfield Corp.	20,454,062	828,837
	Suncor Energy Inc.	11,632,584	769,401
	Canadian Pacific Kansas City Ltd.	8,720,299	686,228
	Barrick Mining Corp. (XTSE)	16,092,971	657,670
	TC Energy Corp.	10,036,177	628,460
	Wheaton Precious Metals Corp.	4,385,954	575,714
	Manulife Financial Corp.	16,232,856	559,182
	Canadian National Railway Co.	5,265,339	541,939
	National Bank of Canada	3,786,472	489,974
	Franco-Nevada Corp.	1,848,670	457,749
	Cameco Corp.	4,193,736	456,062
	Alimentation Couche-Tard Inc.	7,244,518	410,632
	Waste Connections Inc.	2,472,770	401,765
	Kinross Gold Corp.	11,695,072	357,553
	Nutrien Ltd.	4,715,304	355,944
	Fairfax Financial Holdings Ltd.	205,547	350,235
	Cenovus Energy Inc.	13,055,704	346,500
	Sun Life Financial Inc.	5,393,912	337,919
	Constellation Software Inc.	191,259	335,743
	Dollarama Inc.	2,560,272	314,223
*	Celestica Inc.	1,107,846	312,516
	Intact Financial Corp.	1,722,185	312,076
	Fortis Inc. (XTSE)	4,889,379	272,780
	Pembina Pipeline Corp.	5,612,000	251,211
	Power Corp. of Canada	5,156,604	248,248
	Loblaw Cos. Ltd.	5,386,532	245,571
	Restaurant Brands International Inc.	3,297,550	244,015
	Teck Resources Ltd. Class B	4,647,002	240,852
	Pan American Silver Corp.	4,010,718	219,406
	WSP Global Inc.	1,299,950	202,314
	Alamos Gold Inc. Class A	4,032,007	179,384

		Shares	Market Value ($000)
	RB Global Inc.	1,790,993	171,761
	Tourmaline Oil Corp.	3,544,790	169,659
	Lundin Mining Corp.	6,614,837	164,955
	Brookfield Asset Management Ltd. Class A (XTSE)	3,694,913	164,280
	Imperial Oil Ltd.	1,250,744	163,826
*	First Quantum Minerals Ltd.	6,577,606	157,265
	Emera Inc.	2,919,548	151,340
*	Bombardier Inc. Class B	826,969	146,252
	Magna International Inc.	2,572,972	143,695
	CGI Inc.	1,837,949	134,368
	Whitecap Resources Inc.	11,641,244	131,383
	Metro Inc.	1,881,149	128,709
[2]	Hydro One Ltd.	3,069,161	126,751
	Great-West Lifeco Inc.	2,569,572	120,342
	Thomson Reuters Corp.	1,307,413	118,006
	ARC Resources Ltd.	5,546,881	115,435
	Toromont Industries Ltd.	784,418	109,822
*	IAMGOLD Corp.	5,698,698	107,166
	GFL Environmental Inc.	2,559,083	106,753
	George Weston Ltd.	1,497,212	105,777
	AltaGas Ltd.	2,989,522	103,691
	AtkinsRealis Group Inc.	1,605,007	103,262
	Equinox Gold Corp.	7,142,426	103,150
	First Majestic Silver Corp.	4,651,547	99,712
	iA Financial Corp. Inc.	892,820	99,082
	Gildan Activewear Inc.	1,749,772	97,444
	Stantec Inc.	1,099,869	95,083
	TMX Group Ltd.	2,668,572	94,631
	Element Fleet Management Corp.	3,903,579	84,660
	TFI International Inc.	755,338	82,218
*	CAE Inc.	3,086,655	80,367
	Finning International Inc.	1,264,474	78,245
	Hudbay Minerals Inc.	3,667,535	76,799
	BCE Inc.	3,011,131	75,976
*	Aritzia Inc.	922,619	75,290
	DPM Metals Inc.	2,079,980	73,235
	Lundin Gold Inc.	953,603	72,876
	Saputo Inc.	2,322,652	72,563
	Keyera Corp. (XTSE)	1,863,121	72,069
	Capital Power Corp.	1,507,044	71,382
	OR Royalties Inc.	1,822,391	69,393
	OceanaGold Corp.	2,173,136	68,517
*	NexGen Energy Ltd.	5,871,709	68,126
	Eldorado Gold Corp.	1,946,310	66,836
	South Bow Corp.	2,003,278	66,646
*	Ivanhoe Mines Ltd. Class A	7,580,435	64,791
	Canadian Tire Corp. Ltd. Class A	476,721	64,111
	TELUS Corp.	4,987,995	64,111
*	G Mining Ventures Corp.	1,694,839	59,480
*	Descartes Systems Group Inc.	826,711	59,215
*	SSR Mining Inc.	1,954,369	57,405
	B2Gold Corp.	12,357,575	56,143
	FirstService Corp.	395,686	55,045
	Open Text Corp.	2,374,651	52,918
	Brookfield Renewable Corp.	1,303,162	51,935
	PrairieSky Royalty Ltd.	2,235,316	51,741
*	Capstone Copper Corp.	6,288,375	47,419
	Orla Mining Ltd.	2,900,486	46,642
	Brookfield Infrastructure Corp. Class A	1,158,929	45,796
	Algonquin Power & Utilities Corp.	7,472,863	45,769
	Colliers International Group Inc.	422,066	45,125
	Definity Financial Corp.	937,753	44,147
	Chartwell Retirement Residences	3,044,934	44,040
	Northland Power Inc.	2,507,466	42,070
	Torex Gold Resources Inc.	901,379	41,372
	Onex Corp.	557,306	40,671
*	K92 Mining Inc.	2,315,056	39,292
	Methanex Corp.	650,425	38,756
	RioCan REIT	2,818,910	38,481
	Tamarack Valley Energy Ltd.	4,601,417	38,039

		Shares	Market Value ($000)
	Canadian Apartment Properties REIT	1,481,425	37,816
	Peyto Exploration & Development Corp.	1,892,431	36,975
*	Athabasca Oil Corp.	4,564,509	36,914
	IGM Financial Inc.	770,182	36,696
	Stella-Jones Inc.	529,272	35,513
*	Aris Mining Corp.	1,868,889	34,702
	Atco Ltd. Class I	708,464	34,677
	Granite REIT	585,508	34,429
	Centerra Gold Inc.	1,934,797	34,409
	Boyd Group Inc.	269,249	34,373
	TransAlta Corp.	2,613,231	34,358
	Gibson Energy Inc.	1,573,447	33,571
	West Fraser Timber Co. Ltd.	511,116	33,384
	Secure Waste Infrastructure Corp.	2,074,665	32,557
*	Discovery Silver Corp.	4,892,616	31,443
	First Capital REIT	2,066,506	30,631
*	Denison Mines Corp.	8,583,918	30,421
	Baytex Energy Corp.	6,711,820	30,010
*	MDA Space Ltd.	1,181,733	29,936
	Sprott Inc.	208,034	29,688
	Choice Properties REIT	2,682,516	29,619
*	Fortuna Mining Corp.	2,937,730	29,206
*	Skeena Resources Ltd.	941,658	28,045
*	Kinaxis Inc.	270,413	27,292
*	Allied Gold Corp.	877,714	27,207
	Premium Brands Holdings Corp.	456,756	26,967
*	Endeavour Silver Corp.	2,841,903	26,517
*	Montage Gold Corp.	2,320,967	26,411
	Topaz Energy Corp.	1,188,056	26,407
	CES Energy Solutions Corp.	1,969,787	26,068
	Boralex Inc. Class A	985,521	25,958
*	Wesdome Gold Mines Ltd.	1,451,605	25,920
	BRP Inc.	360,244	25,896
*	Almonty Industries Inc.	1,695,604	24,670
	Enerflex Ltd.	1,178,070	24,644
*	Seabridge Gold Inc.	865,884	24,555
*	ERO Copper Corp.	921,008	24,543
	Dream Industrial REIT	2,738,847	24,355
*	Novagold Resources Inc.	2,691,387	24,242
*	NGEx Minerals Ltd.	1,302,832	23,695
	SmartCentres REIT	1,234,179	23,635
	Linamar Corp.	380,352	23,560
*	Perpetua Resources Corp.	829,924	23,387
*	ATS Corp.	804,433	22,674
*	Taseko Mines Ltd.	3,387,523	21,941
	Silvercorp Metals Inc.	2,035,566	21,891
	Triple Flag Precious Metals Corp.	608,188	21,117
	Quebecor Inc. Class B	491,998	20,892
	EQB Inc.	255,578	20,482
	Vermilion Energy Inc.	1,476,641	20,349
*	Aya Gold & Silver Inc.	1,320,129	20,137
	Exchange Income Corp.	267,876	20,102
	Headwater Exploration Inc.	2,149,062	19,852
[1]	Freehold Royalties Ltd.	1,581,056	19,742
	Aecon Group Inc.	615,165	18,489
*,1	International Petroleum Corp.	681,580	18,383
	Russel Metals Inc.	530,282	18,297
*	Air Canada	1,403,701	18,284
*	BlackBerry Ltd.	5,639,716	18,284
	North West Co. Inc.	462,960	18,148
	Boardwalk REIT	397,211	17,975
	Parex Resources Inc.	911,537	17,915
	H&R REIT	2,547,712	17,893
	Strathcona Resources Ltd.	582,372	17,642
	Maple Leaf Foods Inc.	718,511	15,495
	Paramount Resources Ltd. Class A	717,584	15,326
[1]	Brookfield Wealth Solutions Ltd.	361,191	14,994
	Sienna Senior Living Inc.	959,290	14,930
	Badger Infrastructure Solutions Ltd.	327,687	14,614
	TerraVest Industries Inc.	152,866	14,531

		Shares	Market Value ($000)
	Richelieu Hardware Ltd.	493,663	14,493
	Birchcliff Energy Ltd.	2,616,076	14,368
	Primaris REIT	1,136,775	14,096
*	Trisura Group Ltd.	448,812	14,047
	Altus Group Ltd.	399,764	13,722
*	Southern Cross Gold Consolidated Ltd.	2,108,062	13,411
*	Bausch Health Cos. Inc.	2,447,301	13,230
	Killam Apartment REIT	1,147,477	13,157
	Labrador Iron Ore Royalty Corp.	620,886	13,086
*	Advantage Energy Ltd.	1,561,541	12,606
	Keyera Corp.	348,521	12,539
*	Foran Mining Corp.	3,166,203	12,268
	InterRent REIT	1,279,596	12,197
	Crombie REIT	1,050,263	11,914
*	NFI Group Inc.	832,723	11,505
*	Americas Gold & Silver Corp.	2,058,452	10,743
*	Lightspeed Commerce Inc.	1,191,630	10,656
*	Vizsla Silver Corp.	3,205,326	10,622
	Allied Properties REIT	1,585,964	10,466
	Pet Valu Holdings Ltd.	662,384	10,185
	Superior Plus Corp.	2,097,267	10,116
[1]	CT REIT	718,279	8,540
	Winpak Ltd.	248,942	8,078
	Westshore Terminals Investment Corp.	311,789	7,538
*	Bombardier Inc. Class A	28,850	5,050
*	Canfor Corp.	505,264	4,983
	Cogeco Communications Inc.	97,665	4,957
	Enghouse Systems Ltd.	414,122	4,951
	Cargojet Inc.	70,739	4,085
	Leon's Furniture Ltd.	204,514	3,825
[1]	goeasy Ltd.	119,238	3,277
	Transcontinental Inc. Class A	652,187	2,447
	Canada Packers Inc.	138,855	2,013
*	Shopify Inc. Class A (XTSE)	7,835	929
	GFL Environmental Inc. (XTSE)	2,338	98
*	IAMGOLD Corp. (XTSE)	112	2
			31,518,883
Denmark (1.3%)
	Novo Nordisk A/S Class B	30,835,742	1,128,417
	DSV A/S	1,844,237	445,398
	Danske Bank A/S	6,127,324	301,970
	Vestas Wind Systems A/S	9,740,387	293,876
	Novonesis (Novozymes) B Class B	3,357,724	199,486
*	Genmab A/S	594,959	160,235
*,2	Orsted A/S	4,458,479	110,566
	Carlsberg A/S Class B	874,542	109,185
	Coloplast A/S Class B	1,297,742	88,401
	AP Moller - Maersk A/S Class B	29,495	73,675
	Tryg A/S	2,946,820	70,383
*	NKT A/S	520,525	67,762
	AP Moller - Maersk A/S Class A	25,464	62,349
	Ringkjoebing Landbobank A/S	244,538	58,794
	Jyske Bank A/S (Registered)	396,684	54,434
	Pandora A/S	727,813	52,020
	ISS A/S	1,330,302	48,455
	AL Sydbank	601,134	48,314
	ALK-Abello A/S	1,279,167	40,442
	Royal Unibrew A/S	477,427	38,846
	FLSmidth & Co. A/S	456,000	34,545
*	Zealand Pharma A/S	684,367	31,871
*,1,2	Netcompany Group A/S	390,522	23,944
*,1	Demant A/S	789,693	23,930
*	Bavarian Nordic A/S	761,631	23,024
	ROCKWOOL A/S Class B	783,307	21,756
*,1	GN Store Nord A/S	1,273,975	20,378
	Per Aarsleff Holding A/S	168,620	19,525
	H Lundbeck A/S	2,898,612	18,151
	TORM plc Class A	580,783	16,576
	Alm Brand A/S	6,800,339	16,563

		Shares	Market Value ($000)
[1]	Ambu A/S Class B	1,318,083	14,087
	Schouw & Co. A/S	113,556	11,722
	D/S Norden A/S	188,296	8,635
	Chemometec A/S	159,935	7,630
	UIE plc	117,037	6,913
[2]	Scandinavian Tobacco Group A/S	489,267	5,168
*	Dfds A/S	302,805	4,957
*,1	NTG Nordic Transport Group A/S	149,229	3,737
[1]	Gubra A/S	59,637	3,341
	H Lundbeck A/S Class A	30,060	158
			3,769,619
Finland (0.9%)
	Nordea Bank Abp (XHEL)	31,437,086	541,320
	Nokia OYJ	50,384,923	404,189
	Sampo OYJ Class A (XHEL)	22,216,798	237,504
	Kone OYJ Class B	3,017,274	192,625
	Wartsila OYJ Abp	4,387,418	163,422
	UPM-Kymmene OYJ	5,009,098	156,784
	Neste OYJ	3,961,424	128,737
	Metso OYJ	6,656,531	115,360
	Fortum OYJ	4,070,635	104,097
	Orion OYJ Class B	1,013,127	81,888
	Stora Enso OYJ Class R	5,645,969	66,300
	Elisa OYJ	1,357,483	66,124
	Konecranes OYJ	1,876,968	61,603
	Kesko OYJ Class B	2,550,450	56,641
	Valmet OYJ	1,371,878	39,254
	Mandatum OYJ	4,494,737	36,053
	Huhtamaki OYJ	830,420	26,984
	Kemira OYJ	1,088,737	23,737
	TietoEVRY OYJ (XHEL)	966,102	21,133
	Outokumpu OYJ	3,562,567	19,501
*	Kalmar OYJ Class B	356,622	18,081
	Sampo OYJ Class A	1,658,930	17,659
	Hiab OYJ	353,977	16,739
	Lumo Kodit OYJ	1,489,706	13,698
[1]	Nokian Renkaat OYJ	1,160,728	12,355
[2]	Terveystalo OYJ	710,733	7,160
*,1	Metsa Board OYJ Class B	1,454,882	5,144
	Revenio Group OYJ	192,927	4,263
*	YIT OYJ	1,245,823	3,762
*,1	QT Group OYJ	165,714	3,693
[1]	Tokmanni Group Corp.	433,599	3,617
	Finnair OYJ	841,718	2,698
			2,652,125
France (7.3%)
	TotalEnergies SE (TQEX)	17,560,192	1,611,571
	Schneider Electric SE	5,244,654	1,428,547
	LVMH Moet Hennessy Louis Vuitton SE	2,467,926	1,349,090
	Safran SA	3,364,058	1,100,819
	Airbus SE	5,654,884	1,069,185
	Sanofi SA	10,381,236	1,002,514
	BNP Paribas SA	9,581,861	912,803
	Vinci SA	4,828,518	724,757
	AXA SA	15,539,990	714,086
*	Air Liquide SA Loyalty Shares	3,207,566	662,999
	EssilorLuxottica SA	2,788,809	649,863
	Hermes International SCA	329,238	623,692
*	L'Oreal SA Loyalty Shares	1,309,688	534,733
	Danone SA	6,128,812	489,736
	Societe Generale SA	6,474,338	472,736
	Orange SA	20,147,292	413,081
	Legrand SA	2,437,324	378,650
	Air Liquide SA (XPAR)	1,800,680	372,198
	Cie de Saint-Gobain SA	4,370,319	361,838
*	Engie SA Loyalty Shares	9,351,168	301,364
	L'Oreal SA (XPAR)	715,743	292,231
	Thales SA	863,910	253,337
	Veolia Environnement SA	5,830,110	222,046

		Shares	Market Value ($000)
	Cie Generale des Etablissements Michelin SCA	6,235,878	213,634
	Kering SA	678,172	205,936
	Engie SA (XPAR)	6,270,070	202,068
	Publicis Groupe SA	2,201,332	182,203
	Capgemini SE	1,488,658	175,659
	Credit Agricole SA	8,990,440	167,801
	Pernod Ricard SA	1,849,405	137,525
[2]	Euronext NV	837,629	134,508
	Dassault Systemes SE	6,400,128	129,566
*	Unibail-Rodamco-Westfield	1,174,217	129,546
	Eiffage SA	733,445	112,487
	Bouygues SA	1,831,063	106,122
	Carrefour SA	5,451,170	100,933
	Bureau Veritas SA	3,350,241	100,277
	Accor SA	2,041,229	97,904
*	Alstom SA	3,265,382	93,384
	Rexel SA	2,158,173	85,520
	Gaztransport Et Technigaz SA	356,096	83,751
	Eurofins Scientific SE	1,099,983	80,265
*	Air Liquide SA	366,495	75,754
	Klepierre SA	2,010,718	75,487
*	Abivax SA	648,341	71,989
	SPIE SA	1,420,304	71,123
	Getlink SE	2,991,365	64,550
	Dassault Aviation SA	170,770	63,561
	Ipsen SA	338,958	63,346
	Renault SA	1,808,253	61,994
	Technip Energies NV	1,445,554	61,086
	SCOR SE	1,684,803	60,215
	Nexans SA	390,116	53,071
	Sartorius Stedim Biotech	269,034	52,398
	Elis SA	1,714,508	48,552
[2]	Amundi SA	562,430	48,334
[1]	Aeroports de Paris SA	377,725	46,146
	BioMerieux	423,242	45,217
*	L'Oreal SA	109,626	44,759
	Edenred SE	2,173,906	43,302
*	Air Liquide SA	198,803	41,092
	Vallourec SACA	1,580,130	39,999
	Gecina SA	496,080	39,141
[2]	Ayvens SA	3,290,805	38,799
*	Engie SA	1,202,971	38,769
	Bollore SE	6,723,513	38,445
	Arkema SA	556,147	38,184
*	L 'Oreal Prime De Fidelite	81,137	33,127
*	Engie SA	999,572	32,214
	FDJ UNITED	1,089,727	32,069
	Covivio SA	523,449	31,283
	Teleperformance SE	523,675	30,773
	Rubis SCA	694,470	28,142
	SES SA	3,515,640	25,260
	Valeo SE	2,033,977	24,908
	Exosens SAS	324,073	23,336
	Wendel SE	233,321	21,020
*	Sodexo SA ACT Loyalty Shares	405,960	20,839
	Sopra Steria Group	133,136	18,643
*	Forvia SE	1,559,680	17,852
	Alten SA	284,627	17,647
	Coface SA	955,850	16,647
	Virbac SACA	39,494	16,312
*	SOITEC	244,226	14,980
	JCDecaux SE	688,285	14,913
	Sodexo SA (XPAR)	272,741	14,000
*	Vivendi SE	6,374,977	13,225
	IPSOS SA	329,173	13,002
	Trigano SA	77,611	12,777
*,1	Exail Technologies SA	89,987	12,463
*	Carmila SA	621,644	12,080
*	Eurazeo SE Prime DE Fidelite	254,640	12,059
	Mercialys SA	891,726	12,044

		Shares	Market Value ($000)
*	Emeis SA	773,278	11,845
*	Air France-KLM	1,150,318	11,659
*	ID Logistics Group SACA	29,765	11,113
	Societe BIC SA	175,734	10,998
	Vicat SACA	149,018	10,877
	ARGAN SA	162,432	10,655
[1]	Vusion	82,096	10,536
*	Viridien	64,638	10,191
*	Clariane SE	2,366,954	9,896
	ICADE	441,634	9,894
	Altarea SCA	74,888	9,795
	Pluxee NV	744,750	9,158
[1]	Remy Cointreau SA	211,565	9,149
	Robertet SA	9,518	8,894
	Opmobility	503,810	8,872
	Derichebourg SA	875,183	8,354
	Imerys SA	306,153	7,676
	Television Francaise 1 SA	892,236	7,255
*,1	Eutelsat Communications SACA	2,838,081	6,796
*	SEB SA Loyalty Shares	126,015	6,511
	Antin Infrastructure Partners SA	538,685	6,427
	Etablissements Maurel et Prom SA	516,036	6,365
	Metropole Television SA	460,738	6,183
	Interparfums SA	217,280	5,778
	LISI SA (XPAR)	87,492	5,350
	Mersen SA	202,351	5,287
*	Lisi SA Prime de fidelite	80,853	4,944
*,1,2	Worldline SA	15,978,494	4,812
[1]	Eramet SA	79,096	4,729
*	Nexity SA	464,149	4,313
*,1	Ubisoft Entertainment SA	932,807	4,216
	Eurazeo SE (XPAR)	87,819	4,159
	Stef SA	30,109	4,114
	SEB SA (XPAR)	75,237	3,887
	Fnac Darty SA	92,602	3,797
[1]	Wavestone	67,352	3,599
[2]	Elior Group SA	1,222,879	3,493
	Peugeot Invest SA	46,267	3,322
	Planisware SA	169,471	2,840
[1,2]	Verallia SA	139,069	2,823
*,1	Voltalia SA (Registered)	345,999	2,806
	Beneteau SACA	342,858	2,724
	GL Events SACA	77,189	2,637
	Quadient SA	204,407	2,568
*,1,2	X-Fab Silicon Foundries SE	456,212	2,554
*,1	OVH Groupe SA	223,340	2,365
	Manitou BF SA	96,129	2,183
	Equasens	45,136	2,102
	Lagardere SA	97,505	2,047
*	Sodexo Inc. (Prime Fidelite 2026)	39,000	2,002
*	Sodexo Prime De Fidelite	37,444	1,922
*	Sodexo Prime De Fidelite	36,283	1,862
	North Atlantic Energies	20,976	1,619
*	SEB SA	25,252	1,305
*	SEB SA	20,582	1,063
*	LISI SA	8,507	520
*	LISI SA	3,652	223
			20,640,957
Germany (6.5%)
	Siemens AG (Registered)	7,104,768	1,730,964
	SAP SE	9,948,387	1,696,027
	Allianz SE (Registered)	3,682,152	1,555,041
	Siemens Energy AG	7,187,185	1,239,426
	Deutsche Telekom AG (Registered)	33,039,927	1,233,158
	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Registered)	1,265,074	798,947
	Rheinmetall AG	436,268	735,891
	Infineon Technologies AG	12,573,719	570,421
	BASF SE	8,640,799	532,190
	Deutsche Boerse AG	1,779,749	521,369

		Shares	Market Value ($000)
	Deutsche Bank AG (Registered)	16,928,030	503,779
	Deutsche Post AG	8,942,173	471,314
	E.ON SE	21,466,773	470,154
	Mercedes-Benz Group AG	7,311,151	449,365
	Bayer AG (Registered)	9,513,507	440,268
	RWE AG	6,323,513	425,438
	adidas AG	1,611,903	260,897
	Heidelberg Materials AG	1,218,715	257,193
	Bayerische Motoren Werke AG (XETR)	2,702,760	250,023
	Commerzbank AG	6,516,222	237,707
	Daimler Truck Holding AG	4,750,347	233,935
	Fresenius SE & Co. KGaA	3,981,736	206,635
	MTU Aero Engines AG	520,720	189,968
	Hannover Rueck SE	581,207	182,732
	Vonovia SE	6,885,080	172,213
	Merck KGaA	1,251,147	158,963
[2]	Siemens Healthineers AG	3,527,037	150,485
	Symrise AG	1,287,601	109,950
	GEA Group AG	1,389,243	99,633
	Fresenius Medical Care AG	2,032,716	92,118
[1]	Beiersdorf AG	1,002,984	90,156
	QIAGEN NV	1,961,363	79,454
[1]	Brenntag SE	1,116,058	75,600
	Knorr-Bremse AG	641,047	73,241
	Continental AG	1,049,016	73,229
	Talanx AG	583,285	72,378
	Henkel AG & Co. KGaA (XTER)	928,420	66,689
[1]	HOCHTIEF AG	145,163	66,031
*	Nordex SE	1,215,498	65,871
*,2	Zalando SE	2,298,773	56,161
[1]	Aurubis AG	314,922	56,011
[2]	Scout24 SE	679,153	52,402
[1]	Hensoldt AG	585,176	51,935
	Deutsche Lufthansa AG (Registered)	5,825,893	49,612
	LEG Immobilien SE (XETR)	733,034	47,883
	Evonik Industries AG	2,422,226	47,531
	RENK Group AG	748,759	44,755
	AIXTRON SE	1,090,760	42,562
	thyssenkrupp AG	4,759,654	41,940
	Nemetschek SE	551,213	41,264
*,2	Delivery Hero SE	2,166,711	40,260
	Bilfinger SE	347,051	40,185
	KION Group AG	681,612	36,420
	Rational AG	49,591	36,382
	Freenet AG	1,142,471	35,178
	TUI AG	4,343,142	34,202
[1]	K&S AG (Registered)	1,727,625	32,849
	CTS Eventim AG & Co. KGaA	557,585	32,658
*	Fraport AG Frankfurt Airport Services Worldwide	353,752	30,817
	Volkswagen AG	277,626	29,037
	TAG Immobilien AG	1,832,601	28,769
	Bechtle AG	796,563	27,470
	flatexDEGIRO SE	782,682	26,991
	Puma SE	1,003,520	26,025
	United Internet AG (Registered)	741,797	24,001
[1]	Traton SE	607,271	22,276
*	Tkms AG& Co. KGaA	237,250	21,883
*	Auto1 Group SE	1,137,643	20,255
[2]	DWS Group GmbH & Co. KGaA	305,329	19,670
*	Aumovio SE	491,281	19,239
*	Aroundtown SA	6,887,772	18,337
[1]	LANXESS AG	810,286	17,915
	Krones AG	128,088	17,398
[1]	Wacker Chemie AG	169,327	16,763
	Jenoptik AG	490,791	16,509
	Schaeffler AG	1,911,475	15,966
[1]	HUGO BOSS AG	359,840	15,576
[1]	RTL Group SA	363,048	15,545
*	IONOS Group SE	477,827	14,004
	Deutz AG	1,379,883	13,874

		Shares	Market Value ($000)
[2]	Befesa SA	364,321	12,468
	Alzchem Group AG	60,996	12,208
	Salzgitter AG	267,590	11,586
*,2	Covestro AG (XTER)	163,229	11,226
	Fielmann Group AG	217,589	11,078
	Stroeer SE & Co. KGaA	298,188	10,602
	Deutsche Wohnen SE	471,261	10,466
	Duerr AG	461,888	10,272
[1]	Carl Zeiss Meditec AG (Bearer)	340,551	9,788
	Elmos Semiconductor SE	56,326	9,706
*,1	Verbio SE	168,775	9,101
	Sixt SE (XETR)	120,431	9,098
	Hornbach Holding AG & Co. KGaA	93,993	8,870
	FUCHS SE	253,082	8,763
[1]	KWS Saat SE & Co. KGaA	97,910	8,623
[1]	Kontron AG	363,429	8,110
[1]	Suedzucker AG	524,727	7,942
*,1	Evotec SE	1,546,986	7,862
	Atoss Software SE	85,889	7,630
*,2	TeamViewer SE	1,432,025	7,423
[1]	Vossloh AG	91,363	7,297
[1]	Gerresheimer AG	312,209	7,203
	Eckert & Ziegler SE	414,290	7,147
*	SMA Solar Technology AG	126,299	7,010
[1]	Grand City Properties SA	647,987	6,789
	CANCOM SE	236,592	6,722
[1]	1&1 AG	239,396	6,601
[1]	Dermapharm Holding SE	133,764	6,575
*,1,2	Redcare Pharmacy NV	146,112	6,454
*	HelloFresh SE	1,356,644	6,235
[1]	Siltronic AG	98,861	6,209
	Springer Nature AG & Co. KGaA	278,780	5,912
	Indus Holding AG	186,735	5,812
	Pfeiffer Vacuum Technology AG	30,052	5,750
	Wacker Neuson SE	261,498	5,528
[1]	Kloeckner & Co. SE	381,619	5,512
	Schott Pharma AG & Co. KGaA	334,331	5,377
*	CECONOMY AG (XETR)	1,043,505	5,155
[1]	Norma Group SE (XEQT)	259,830	5,127
	Friedrich Vorwerk Group SE	59,301	4,907
*,1	CECONOMY AG (MUND)	903,346	4,444
[1,2]	Deutsche Pfandbriefbank AG	1,259,398	4,386
	Stabilus SE	217,890	4,092
	GRENKE AG	230,005	3,400
[1]	Nagarro SE	59,406	3,326
[1]	GFT Technologies SE	159,481	3,297
[1]	PNE AG	330,480	3,234
	Secunet Security Networks AG	15,552	3,220
*	Douglas AG	274,426	3,209
*,1	Hypoport SE	37,649	3,178
[1]	Deutsche Beteiligungs AG	102,123	2,997
	Wuestenrot & Wuerttembergische AG	187,041	2,966
	PATRIZIA SE	356,045	2,896
[1]	Energiekontor AG	62,282	2,806
	Deutsche EuroShop AG	100,793	2,377
[1]	ProSiebenSat.1 Media SE	513,461	2,334
[1]	Adesso SE	31,739	2,124
*,1,2	Thyssenkrupp Nucera AG & Co. KGaA	207,801	2,024
*,3	Norma Group SE	28,027	537
			18,290,354
Hong Kong (1.8%)
	AIA Group Ltd.	101,666,156	1,129,645
	Hong Kong Exchanges & Clearing Ltd.	11,550,299	582,689
	Sun Hung Kai Properties Ltd.	13,463,503	224,179
	CK Hutchison Holdings Ltd.	25,787,514	197,945
	BOC Hong Kong Holdings Ltd.	34,737,939	191,649
	Techtronic Industries Co. Ltd.	13,802,212	183,297
	CLP Holdings Ltd.	15,416,721	145,147
	Jardine Matheson Holdings Ltd.	1,771,224	127,321

		Shares	Market Value ($000)
	Link REIT	25,026,037	115,991
	Power Assets Holdings Ltd.	13,230,073	103,221
[2]	WH Group Ltd.	75,707,417	99,513
	CK Asset Holdings Ltd.	17,377,301	99,429
	Hong Kong & China Gas Co. Ltd.	105,056,076	95,564
	Galaxy Entertainment Group Ltd.	20,836,879	94,180
	Lenovo Group Ltd.	74,544,312	89,655
	Hongkong Land Holdings Ltd.	9,719,508	75,744
[1]	MTR Corp. Ltd.	15,398,336	63,102
	SITC International Holdings Co. Ltd.	12,597,736	55,159
	Sino Land Co. Ltd.	36,217,785	53,155
*	Zijin Gold International Co. Ltd.	2,197,200	50,006
	CK Infrastructure Holdings Ltd.	5,931,559	47,566
	Henderson Land Development Co. Ltd.	12,788,969	47,514
	Shenzhou International Group Holdings Ltd.	7,714,329	47,136
	Sands China Ltd.	21,798,238	46,459
	Wharf Real Estate Investment Co. Ltd.	15,000,940	43,655
	ASMPT Ltd.	3,016,501	39,045
	Swire Pacific Ltd. Class A	3,377,894	36,919
*	MMG Ltd.	38,185,214	36,179
	AAC Technologies Holdings Inc.	7,187,331	30,828
	PCCW Ltd.	37,687,641	27,973
	Swire Properties Ltd.	9,518,800	27,883
	Wharf Holdings Ltd.	9,296,898	25,748
[2]	Samsonite Group SA	12,838,199	23,882
[1]	PRADA SpA	4,962,849	23,656
[1]	Chow Tai Fook Jewellery Group Ltd.	16,585,439	23,312
	Orient Overseas International Ltd.	1,272,527	22,695
[2]	BOC Aviation Ltd.	2,016,667	20,126
[1]	Xinyi Glass Holdings Ltd.	15,869,536	19,911
	Hang Lung Properties Ltd.	17,588,093	19,681
	Cathay Pacific Airways Ltd.	12,125,453	17,508
[1]	CGN Mining Co. Ltd.	32,070,000	15,926
	First Pacific Co. Ltd.	22,722,433	15,916
	Kerry Properties Ltd.	5,516,779	15,468
[1,2]	Budweiser Brewing Co. APAC Ltd.	16,454,963	15,210
	Hang Lung Group Ltd.	7,809,993	14,931
	Bank of East Asia Ltd.	8,899,704	14,889
	Yue Yuen Industrial Holdings Ltd.	7,597,866	14,822
	Pacific Basin Shipping Ltd.	39,882,261	14,617
*,1,2	FIT Hon Teng Ltd.	16,166,481	14,488
*,1	HUTCHMED China Ltd.	4,847,545	14,117
*,1	New World Development Co. Ltd.	13,292,367	13,802
	Hysan Development Co. Ltd.	5,684,079	13,644
[1]	United Laboratories International Holdings Ltd.	11,001,064	13,635
	DFI Retail Group Holdings Ltd. (Registered)	2,931,105	12,314
*,1	Bright Smart Securities & Commodities Group Ltd.	8,112,000	12,148
	VTech Holdings Ltd.	1,511,419	11,444
*,1	Duality Biotherapeutics Inc.	296,500	11,339
	MGM China Holdings Ltd.	7,853,609	11,208
	Swire Pacific Ltd. Class B	6,831,958	11,187
	Johnson Electric Holdings Ltd.	3,583,627	10,874
[1]	Time Interconnect Technology Ltd.	5,410,965	10,818
	CTF Services Ltd.	10,698,703	10,740
*,2	HBM Holdings Ltd.	6,160,000	10,393
	Wynn Macau Ltd.	14,402,316	10,137
	Stella International Holdings Ltd.	5,443,948	9,907
[1]	United Energy Group Ltd.	135,499,098	9,367
	Dah Sing Financial Holdings Ltd.	1,789,707	9,288
*,1	OSL Group Ltd.	5,084,500	9,134
	Luk Fook Holdings International Ltd.	3,047,653	9,057
	Fortune REIT	14,624,182	8,750
	VSTECS Holdings Ltd.	7,468,750	8,237
*,1	Cowell e Holdings Inc.	2,441,722	8,184
*,1	Vobile Group Ltd.	18,340,230	8,140
	Man Wah Holdings Ltd.	13,764,303	7,585
[1]	Guotai Junan International Holdings Ltd.	23,303,503	6,970
	Nexteer Automotive Group Ltd.	10,400,777	6,798
*,1	SJM Holdings Ltd.	24,764,247	6,643
[1]	Nanshan Aluminium International Holdings Ltd.	957,100	6,560

		Shares	Market Value ($000)
*,1	Realord Group Holdings Ltd.	3,839,595	6,188
	Shangri-La Asia Ltd.	10,852,314	6,129
*	Mongolian Mining Corp.	4,530,000	6,069
*	Deep Source Holdings Ltd.	53,828,893	6,001
[1]	Chow Sang Sang Holdings International Ltd.	3,249,991	5,687
[1]	SY Holdings Group Ltd.	4,541,500	5,342
	Dah Sing Banking Group Ltd.	3,395,623	5,299
	CITIC Telecom International Holdings Ltd.	14,558,932	5,040
	NagaCorp Ltd.	10,085,386	5,015
[1]	Huabao International Holdings Ltd.	8,985,172	4,888
	Champion REIT	16,698,036	4,830
[1]	Vitasoy International Holdings Ltd.	6,009,174	4,788
*,1	Envision Greenwise Holdings Ltd.	11,173,702	4,398
[1]	SUNeVision Holdings Ltd.	5,813,962	4,071
*,1	Melco International Development Ltd.	8,314,440	3,884
*,3	Jinchuan Group International Resources Co. Ltd.	42,917,802	3,503
	Cirrus Aircraft Ltd.	701,100	3,225
[1]	HKBN Ltd.	3,135,000	3,152
	IGG Inc.	6,720,344	3,016
*,1	Super Hi International Holding Ltd.	1,948,000	2,953
	Sunlight REIT	8,924,663	2,588
*,1	China Travel International Investment Hong Kong Ltd.	17,750,609	2,553
	Value Partners Group Ltd.	9,906,044	2,523
	Prosperity REIT	13,581,872	2,468
	KLN Logistics Group Ltd.	2,547,505	2,156
[1]	Beijing Tong Ren Tang Chinese Medicine Co. Ltd.	2,196,616	2,144
	SmarTone Telecommunications Holdings Ltd.	3,194,657	2,081
	CITIC Resources Holdings Ltd.	28,363,284	1,877
	Giordano International Ltd.	9,757,774	1,821
	Texhong International Group Ltd.	2,413,858	1,803
	Truly International Holdings Ltd.	13,238,294	1,622
[1]	LK Technology Holdings Ltd.	4,707,966	1,572
[1]	Cafe de Coral Holdings Ltd.	2,838,597	1,546
	Hutchison Telecommunications Hong Kong Holdings Ltd.	10,268,014	1,534
*,1	Television Broadcasts Ltd.	3,591,505	1,271
*	Far East Consortium International Ltd.	12,281,871	1,238
*	Asia Cement China Holdings Corp.	4,191,294	1,115
	Singamas Container Holdings Ltd.	11,497,574	911
*	Shun Tak Holdings Ltd.	11,737,763	856
*,2	IMAX China Holding Inc.	830,321	822
	C-Mer Medical Holdings Ltd.	4,379,601	727
			4,961,660
Ireland (0.3%)
	AIB Group plc	20,694,381	220,915
	Bank of Ireland Group plc	9,306,172	168,844
	Kingspan Group plc	1,464,719	125,248
	Kerry Group plc Class A	1,570,342	125,030
	Ryanair Holdings plc	2,536,821	71,416
	Glanbia plc (XDUB)	1,925,111	37,750
	Cairn Homes plc (XDUB)	5,773,065	14,196
*,3	Irish Bank Resolution Corp. Ltd.	257,065	—
			763,399
Israel (1.2%)
*	Teva Pharmaceutical Industries Ltd.	11,056,409	331,719
	Bank Leumi Le-Israel BM	14,343,473	320,761
	Bank Hapoalim BM	12,778,066	300,093
	Elbit Systems Ltd.	251,869	212,354
*	Tower Semiconductor Ltd.	1,081,280	191,252
*	Nova Ltd.	295,341	130,425
	Israel Discount Bank Ltd. Class A	11,917,725	120,342
	Phoenix Financial Ltd.	2,218,545	118,457
	Mizrahi Tefahot Bank Ltd.	1,474,913	107,782
*	Enlight Renewable Energy Ltd.	1,252,925	84,448
	Next Vision Stabilized Systems Ltd.	685,012	66,635
*	Nice Ltd.	599,614	66,202
	Bezeq The Israeli Telecommunication Corp. Ltd.	26,862,301	64,266
	Harel Insurance Investments & Financial Services Ltd.	1,071,018	59,726
*	OPC Energy Ltd.	1,467,432	50,979
	Azrieli Group Ltd.	353,627	47,436

		Shares	Market Value ($000)
	Clal Insurance Enterprises Holdings Ltd.	660,679	47,167
*	Camtek Ltd.	273,476	41,711
	First International Bank of Israel Ltd.	498,682	38,722
	Tel Aviv Stock Exchange Ltd.	860,573	38,229
	ICL Group Ltd.	6,999,429	36,126
	Big Shopping Centers Ltd.	154,714	35,532
	Mega Or Holdings Ltd.	221,543	35,375
	Melisron Ltd.	234,008	30,441
	Menora Mivtachim Holdings Ltd.	208,347	30,336
	Delek Group Ltd.	87,998	29,619
	Shufersal Ltd.	1,956,880	28,715
*	Migdal Insurance & Financial Holdings Ltd.	5,256,093	27,879
	Strauss Group Ltd.	585,336	25,766
	Paz Retail & Energy Ltd.	99,250	24,527
*	Mivne Real Estate KD Ltd.	5,464,341	22,789
*	Doral Group Renewable Energy Resources Ltd.	1,007,253	18,968
*	Bet Shemesh Engines Holdings 1997 Ltd.	78,704	17,612
*	Shikun & Binui Ltd.	3,346,669	17,609
	Alony Hetz Properties & Investments Ltd.	1,614,241	17,420
*	Shapir Engineering & Industry Ltd.	1,432,073	17,168
	Energix-Renewable Energies Ltd.	2,703,748	16,349
	FIBI Holdings Ltd.	168,578	16,281
	Kenon Holdings Ltd.	189,353	15,635
	Partner Communications Co. Ltd.	1,295,212	14,558
	Amot Investments Ltd.	2,361,875	14,547
	Reit 1 Ltd.	1,950,104	13,993
	Meitav Investment House Ltd.	378,765	13,396
	Matrix IT Ltd.	469,196	13,089
	El Al Israel Airlines	2,969,996	13,041
*	OY Nofar Energy Ltd.	266,088	12,782
	YH Dimri Construction & Development Ltd.	94,165	12,741
*	Fattal Holdings 1998 Ltd.	69,221	12,686
	Cellcom Israel Ltd.	1,045,115	11,311
	Formula Systems 1985 Ltd.	93,179	11,274
*	Turpaz Industries Ltd.	559,349	11,159
	Generation Capital Ltd.	14,187,737	11,080
	Electra Ltd.	386,539	11,043
	Israel Corp. Ltd.	35,681	9,990
	Ashtrom Group Ltd.	450,562	9,868
*	Meshek Energy Renewable Energies Ltd.	2,800,390	9,763
	Israel Canada T.R Ltd.	1,709,417	9,585
	Rami Levy Chain Stores Hashikma Marketing 2006 Ltd.	78,122	9,382
*	Gilat Satellite Networks Ltd.	616,572	9,319
*	Equital Ltd.	216,588	9,246
*	Airport City Ltd.	543,196	9,246
*	Oil Refineries Ltd.	20,963,022	9,061
	Aura Investments Ltd.	1,432,307	8,734
	Hilan Ltd.	140,136	8,680
	One Software Technologies Ltd.	454,556	8,578
	Aryt Industries Ltd.	594,355	8,568
	Isrotel Ltd.	172,495	8,118
*	Nayax Ltd.	138,134	7,791
	Isracard Ltd.	1,750,631	7,779
	Inrom Construction Industries Ltd.	960,962	7,564
	Max Stock Ltd.	888,417	7,539
	Qualitau Ltd.	43,871	7,345
*	Argo Properties NV	177,734	7,284
	Sella Capital Real Estate Ltd.	2,244,927	7,243
	Gav-Yam Lands Corp. Ltd.	625,502	7,140
	Danel Adir Yeoshua Ltd.	46,279	6,590
	Fox Wizel Ltd.	75,862	6,570
*	Priortech Ltd.	78,953	6,549
	Summit Real Estate Holdings Ltd.	361,570	6,225
	Blue Square Real Estate Ltd.	47,868	5,929
	Lapidoth Capital Ltd.	206,455	5,808
	IDI Insurance Co. Ltd.	86,896	5,793
	Delta Galil Ltd.	100,030	5,195
*	Perion Network Ltd.	432,863	4,422
	Elco Ltd.	90,857	3,823
	G City Ltd.	963,430	3,594

		Shares	Market Value ($000)
	Delek Automotive Systems Ltd.	454,246	2,933
*	Orion Retail Properties Ltd.	121,159	117
			3,330,924
Italy (2.7%)
	UniCredit SpA	14,605,043	1,047,821
	Intesa Sanpaolo SpA	148,565,047	898,504
	Enel SpA	75,102,569	821,084
	Eni SpA	18,200,326	517,504
	Ferrari NV	1,153,187	391,281
	Generali	9,365,427	376,785
	Prysmian SpA	2,768,842	326,976
	Leonardo SpA	3,891,865	264,722
	STMicroelectronics NV (AQXE)	6,207,370	211,228
	Banco BPM SpA	14,220,673	197,816
	BPER Banca SpA	13,552,103	177,603
	Banca Monte dei Paschi di Siena SpA	20,121,927	175,574
	Terna - Rete Elettrica Nazionale	13,582,514	155,349
	Snam SpA	19,858,818	150,439
	Stellantis NV	20,771,793	150,130
	FinecoBank Banca Fineco SpA	5,931,198	131,962
	Moncler SpA	2,169,842	130,643
[2]	Poste Italiane SpA	4,397,027	103,501
	Tenaris SA	3,259,707	95,289
	Unipol Assicurazioni SpA	3,654,428	84,893
*	Telecom Italia SpA (MTAA)	106,028,287	74,443
	Italgas SpA	5,948,559	69,295
	Lottomatica Group SpA	2,293,129	66,214
	Recordati Industria Chimica e Farmaceutica SpA	1,052,791	60,281
[1]	Saipem SpA	12,479,783	57,099
	A2A SpA	15,166,914	42,947
	Banca Mediolanum SpA	2,069,716	41,935
	Buzzi SpA	794,121	40,148
	Azimut Holding SpA	1,049,993	39,896
	Iveco Group NV	1,764,280	39,525
	Davide Campari-Milano NV	5,421,274	38,733
	Hera SpA	7,552,345	34,837
	Banca Generali SpA	540,816	32,274
	Brunello Cucinelli SpA	330,391	28,874
	Interpump Group SpA	736,602	28,124
[2]	Pirelli & C SpA	3,919,692	27,122
[1,2]	Infrastrutture Wireless Italiane SpA	3,059,860	24,419
	SOL SpA	348,511	23,614
*	Technoprobe SpA	1,401,712	23,491
	De' Longhi SpA	659,001	23,161
[2]	Technogym SpA	1,057,072	21,352
	Maire SpA	1,369,548	21,319
	Reply SpA	214,045	20,144
	Iren SpA	5,929,949	16,775
	Mediobanca Banca di Credito Finanziario SpA	842,182	16,388
	Banca Popolare di Sondrio SpA	847,660	15,953
[1,2]	Nexi SpA	4,193,962	15,622
[2]	Enav SpA	2,501,845	15,045
[1]	DiaSorin SpA	212,108	14,861
*	Fincantieri SpA	899,721	13,883
	Brembo NV	1,372,025	13,057
	Amplifon SpA	1,160,663	12,805
	ERG SpA	496,372	12,673
	Credito Emiliano SpA	665,590	11,280
[2]	Carel Industries SpA	434,217	11,124
	Webuild SpA (MTAA)	4,135,179	10,992
	ACEA SpA	410,731	10,676
	Tamburi Investment Partners SpA	1,022,063	9,226
	MFE-MediaForEurope NV Class A	2,828,363	8,516
	Danieli & C Officine Meccaniche SpA (MTAA)	122,347	8,367
	Banca IFIS SpA	299,309	7,308
	Intercos SpA	487,893	7,018
	Cementir Holding NV	386,690	6,913
	Sesa SpA	68,902	6,403
[2]	RAI Way SpA	906,154	6,186

		Shares	Market Value ($000)
	El.En. SpA	425,284	6,093
*	Salvatore Ferragamo SpA	621,723	5,035
	Italmobiliare SpA	163,547	4,992
	Moltiply Group SpA	134,106	4,960
[1]	Sanlorenzo SpA	130,563	4,698
*,2	BFF Bank SpA	1,701,729	2,864
[1]	Piaggio & C SpA	1,581,657	2,836
	Ariston Holding NV	612,506	2,647
[1]	MARR SpA	299,152	2,623
	Arnoldo Mondadori Editore SpA	1,121,287	2,584
[1]	Tinexta SpA	143,179	2,504
*,1,2	GVS SpA	594,887	2,470
[1]	Zignago Vetro SpA	289,094	2,348
*,1	Juventus Football Club SpA	976,352	2,300
	MFE-MediaForEurope NV Class B	525,443	2,027
[2]	Anima Holding SpA	237,091	1,808
	Rizzoli Corriere Della Sera Mediagroup SpA	1,459,624	1,617
	Alerion Cleanpower SpA	54,063	1,290
	STMicroelectronics NV	11,712	401
			7,595,519
Japan (20.7%)
	Toyota Motor Corp.	102,836,078	2,137,688
	Mitsubishi UFJ Financial Group Inc.	106,328,878	1,800,565
	Hitachi Ltd.	41,921,185	1,229,778
	Sony Group Corp.	58,168,140	1,212,382
	Sumitomo Mitsui Financial Group Inc.	35,327,994	1,161,595
	Mitsubishi Corp.	31,735,454	1,088,715
	Tokyo Electron Ltd.	4,289,781	1,065,800
	Advantest Corp.	7,013,884	967,963
	Mitsui & Co. Ltd.	24,507,330	947,273
	Mizuho Financial Group Inc.	23,253,478	941,388
	SoftBank Group Corp.	37,897,324	922,790
	Mitsubishi Heavy Industries Ltd.	31,006,790	851,963
	Tokio Marine Holdings Inc.	17,430,761	818,216
	ITOCHU Corp.	60,804,095	773,457
	Shin-Etsu Chemical Co. Ltd.	17,923,520	729,824
	Fast Retailing Co. Ltd.	1,711,132	676,079
	Keyence Corp.	1,812,345	645,027
	Mitsubishi Electric Corp.	19,098,614	624,660
	Nintendo Co. Ltd.	9,964,790	568,846
	Takeda Pharmaceutical Co. Ltd.	15,287,432	563,004
	Recruit Holdings Co. Ltd.	12,811,507	558,197
	Hoya Corp.	3,219,028	558,052
	Marubeni Corp.	14,237,603	520,839
	KDDI Corp.	26,749,826	455,462
	Fujikura Ltd.	15,699,996	431,782
	Sumitomo Electric Industries Ltd.	7,295,039	414,504
	Japan Tobacco Inc.	10,603,496	406,791
	Softbank Corp.	274,195,110	366,907
	Sumitomo Corp.	9,777,278	365,857
	Panasonic Holdings Corp.	21,776,004	365,213
	Murata Manufacturing Co. Ltd.	15,852,215	355,680
	Komatsu Ltd.	8,713,143	346,962
	Disco Corp.	845,369	344,558
	Chugai Pharmaceutical Co. Ltd.	6,194,752	341,631
	Fujitsu Ltd.	16,404,290	335,479
	Sompo Holdings Inc.	8,299,063	323,068
	ORIX Corp.	10,822,788	321,127
	Daiichi Sankyo Co. Ltd.	17,828,709	318,967
	Daikin Industries Ltd.	2,657,365	318,743
	FANUC Corp.	8,967,090	312,565
	Dai-ichi Life Holdings Inc.	33,421,900	308,216
	MS&AD Insurance Group Holdings Inc.	11,799,892	307,925
	Otsuka Holdings Co. Ltd.	4,258,501	302,229
	NEC Corp.	11,966,710	297,769
	Mitsubishi Estate Co. Ltd.	10,543,316	292,645
	Honda Motor Co. Ltd.	36,135,430	292,465
	Aeon Co. Ltd.	23,809,282	284,662
	Astellas Pharma Inc.	17,301,438	282,045

		Shares	Market Value ($000)
	Japan Post Bank Co. Ltd.	17,290,129	282,006
	Seven & i Holdings Co. Ltd.	20,062,054	269,827
	Mitsui Fudosan Co. Ltd.	24,967,495	266,164
	NTT Inc.	263,455,075	263,578
	Toyota Tsusho Corp.	6,664,939	258,311
	Ajinomoto Co. Inc.	9,084,802	256,839
	Inpex Corp.	8,346,463	246,884
	Resona Holdings Inc.	21,172,217	241,527
	TDK Corp.	18,331,650	238,133
*	Kioxia Holdings Corp.	1,774,500	231,750
	East Japan Railway Co.	10,109,021	231,208
	ENEOS Holdings Inc.	25,198,924	227,046
	Canon Inc.	8,087,747	224,413
	Renesas Electronics Corp.	15,691,287	224,342
	Nomura Holdings Inc.	28,228,524	222,272
	Bridgestone Corp.	10,592,060	220,720
	FUJIFILM Holdings Corp.	11,466,146	218,495
	Denso Corp.	17,237,760	216,128
	Central Japan Railway Co.	8,166,330	212,334
	SMC Corp.	534,312	210,144
	Suzuki Motor Corp.	16,957,636	206,692
	Sumitomo Mitsui Trust Group Inc.	6,167,560	196,478
	Kyocera Corp.	12,414,112	190,352
	Terumo Corp.	13,880,972	186,487
	Japan Post Holdings Co. Ltd.	15,877,230	183,326
	IHI Corp.	8,775,430	181,063
	Sumitomo Realty & Development Co. Ltd.	6,287,376	178,409
	Nippon Steel Corp.	48,136,705	177,506
	Daiwa House Industry Co. Ltd.	5,573,619	174,861
	Oriental Land Co. Ltd.	10,192,390	173,472
	Asics Corp.	6,436,160	173,037
	Kao Corp.	4,353,143	170,117
[1]	Lasertec Corp.	748,561	166,610
	Shionogi & Co. Ltd.	7,273,391	160,894
	Kansai Electric Power Co. Inc.	9,414,699	156,529
	Kajima Corp.	4,010,569	152,998
	Obayashi Corp.	6,145,234	148,840
	Tokyo Gas Co. Ltd.	3,153,878	148,535
	Secom Co. Ltd.	3,872,604	147,511
	Kubota Corp.	9,161,150	146,809
	Taisei Corp.	1,414,761	146,572
	Nippon Yusen KK	3,825,799	140,540
	Kawasaki Heavy Industries Ltd.	7,463,535	140,368
	Osaka Gas Co. Ltd.	3,436,676	139,201
	Asahi Group Holdings Ltd.	13,866,545	138,452
	Sumitomo Metal Mining Co. Ltd.	2,367,695	137,807
	Bandai Namco Holdings Inc.	5,557,046	137,095
	Nitto Denko Corp.	6,526,720	130,562
	Sekisui House Ltd.	5,811,082	130,209
	Mitsui OSK Lines Ltd.	3,060,010	127,176
	Furukawa Electric Co. Ltd.	659,037	126,522
	Ebara Corp.	4,398,300	124,508
	Kirin Holdings Co. Ltd.	7,699,200	122,465
	Daiwa Securities Group Inc.	12,722,716	120,553
	Ibiden Co. Ltd.	2,387,166	119,455
	Asahi Kasei Corp.	12,068,008	118,079
	Daifuku Co. Ltd.	3,322,663	117,320
	Chubu Electric Power Co. Inc.	7,098,081	117,025
	Japan Exchange Group Inc.	9,909,204	115,719
	NIDEC Corp.	9,038,352	114,771
	JX Advanced Metals Corp.	5,160,564	114,378
	Konami Group Corp.	927,747	114,324
	Pan Pacific International Holdings Corp.	18,502,690	112,871
	Resonac Holdings Corp.	1,733,368	112,814
	T&D Holdings Inc.	4,374,434	112,049
	Nomura Research Institute Ltd.	4,033,237	110,380
	SCREEN Holdings Co. Ltd.	1,693,088	100,868
	Ryohin Keikaku Co. Ltd.	4,633,262	98,872
	Mitsui Kinzoku Co. Ltd.	518,120	98,279
	Olympus Corp.	10,274,777	97,891

		Shares	Market Value ($000)
	SBI Holdings Inc.	5,202,712	96,335
	Toray Industries Inc.	13,481,707	96,025
	Fuji Electric Co. Ltd.	1,339,011	93,800
	Yokohama Financial Group Inc.	10,130,235	90,424
	Niterra Co. Ltd.	1,871,776	88,257
	Subaru Corp.	5,444,179	87,713
	Shimizu Corp.	4,809,031	86,279
	West Japan Railway Co.	4,225,510	83,667
	Chiba Bank Ltd.	6,230,314	80,649
	Eisai Co. Ltd.	2,561,062	80,179
	Shiseido Co. Ltd.	3,859,102	78,842
	Sojitz Corp.	1,967,422	77,904
	Makita Corp.	2,349,837	77,231
	Shimano Inc.	738,862	77,139
	Mitsubishi Chemical Group Corp.	13,125,394	76,733
	Obic Co. Ltd.	3,158,705	76,702
	Idemitsu Kosan Co. Ltd.	7,545,425	74,077
	Yokogawa Electric Corp.	2,383,689	73,665
	Shizuoka Financial Group Inc.	4,381,663	72,756
	Isuzu Motors Ltd.	5,044,755	72,648
	Mitsubishi HC Capital Inc. (XTKS)	7,912,641	71,001
	Capcom Co. Ltd.	3,288,534	69,493
	Dai Nippon Printing Co. Ltd.	3,755,858	68,432
	JFE Holdings Inc.	5,788,111	67,763
	Unicharm Corp.	11,491,586	67,686
	Mebuki Financial Group Inc.	8,640,631	67,387
	Aisin Corp.	4,773,141	67,244
	AGC Inc.	1,882,073	66,677
	Fukuoka Financial Group Inc.	1,725,842	66,092
	Yaskawa Electric Corp.	2,473,709	65,335
[1]	Nippon Building Fund Inc.	77,734	65,272
	Nippon Sanso Holdings Corp.	1,831,201	64,931
*	Rakuten Group Inc.	13,845,610	64,722
	Daito Trust Construction Co. Ltd.	2,759,650	64,670
	Kokusai Electric Corp.	1,903,800	64,376
	NGK Insulators Ltd.	2,486,887	64,094
	Hankyu Hanshin Holdings Inc.	2,193,541	63,426
	Kikkoman Corp.	6,976,300	63,336
	Yamaha Motor Co. Ltd.	8,758,109	63,272
	Nitori Holdings Co. Ltd.	3,956,485	62,859
	Kyoto Financial Group Inc.	2,357,660	62,121
	Rohm Co. Ltd.	3,108,480	61,935
	Sekisui Chemical Co. Ltd.	3,632,535	60,985
	TOPPAN Holdings Inc.	2,303,172	60,745
	Ono Pharmaceutical Co. Ltd.	3,784,306	60,738
	Food & Life Cos. Ltd.	1,017,889	60,725
	Minebea Mitsumi Inc.	3,648,698	60,587
	LY Corp.	25,017,510	60,321
*	Tokyo Electric Power Co. Holdings Inc.	14,493,557	59,722
	Kawasaki Kisen Kaisha Ltd.	3,484,014	58,847
	Toyo Suisan Kaisha Ltd.	836,237	58,809
[1]	Sanrio Co. Ltd.	9,411,330	58,513
	MEIJI Holdings Co. Ltd.	2,382,474	58,103
	Nippon Paint Holdings Co. Ltd.	9,170,981	57,507
	Shimadzu Corp.	2,412,354	57,324
	Isetan Mitsukoshi Holdings Ltd.	3,045,040	56,106
	Nexon Co. Ltd.	2,903,815	54,698
	Tokyu Corp.	4,575,857	54,014
	Omron Corp.	1,845,425	53,091
	Toho Co. Ltd.	5,065,455	53,029
	MatsukiyoCocokara & Co.	3,316,973	52,980
	Hulic Co. Ltd.	4,476,402	52,179
	Zensho Holdings Co. Ltd.	887,956	51,841
	Kyushu Electric Power Co. Inc.	4,433,689	51,393
	Japan Post Insurance Co. Ltd.	5,061,066	51,044
	Sony Financial Group Inc.	54,670,740	50,081
	Kurita Water Industries Ltd.	1,039,584	49,735
	Nippon Express Holdings Inc.	2,173,391	49,121
	Kinden Corp.	1,083,472	48,744
	Tokyu Fudosan Holdings Corp.	5,639,097	48,130

		Shares	Market Value ($000)
	Hachijuni Nagano Bank Ltd.	3,809,449	47,896
	Japan Real Estate Investment Corp.	64,846	47,746
	Tokyo Ohka Kogyo Co. Ltd.	971,547	47,543
	TOTO Ltd.	1,429,525	47,262
	Sumitomo Chemical Co. Ltd.	14,497,711	46,908
	Yokohama Rubber Co. Ltd.	1,221,419	46,864
	Nissan Chemical Corp.	1,194,702	46,457
	Skylark Holdings Co. Ltd.	2,137,278	46,073
	Japan Metropolitan Fund Investment	64,786	45,622
	Kandenko Co. Ltd.	1,191,918	45,269
	Ricoh Co. Ltd.	5,329,706	45,055
*	Nissan Motor Co. Ltd.	20,764,838	45,005
	MISUMI Group Inc.	2,588,950	44,379
	Open House Group Co. Ltd.	681,437	43,674
	Gunma Bank Ltd.	3,274,197	43,635
	Horiba Ltd.	369,635	43,231
	Tokyo Tatemono Co. Ltd.	1,872,332	43,195
	McDonald's Holdings Co. Japan Ltd.	825,800	43,161
	Electric Power Development Co. Ltd.	1,560,823	42,987
	Hikari Tsushin Inc.	168,779	42,939
	Sumitomo Forestry Co. Ltd.	4,714,963	42,900
	Asahi Intecc Co. Ltd.	2,006,195	42,840
	Seibu Holdings Inc.	1,526,152	42,639
	Haseko Corp.	2,304,262	42,569
	TIS Inc.	1,988,603	42,519
	Otsuka Corp.	2,188,078	41,890
	Sanwa Holdings Corp.	1,838,231	41,805
	Brother Industries Ltd.	2,256,380	41,772
	Modec Inc.	440,917	41,739
	Square Enix Holdings Co. Ltd.	2,616,542	41,697
	Iyogin Holdings Inc.	2,226,960	41,143
	Mitsui Chemicals Inc.	3,378,568	40,813
	Amada Co. Ltd.	2,889,957	40,758
	Azbil Corp.	4,660,632	40,723
	M3 Inc.	3,962,707	40,675
	Trend Micro Inc.	1,215,792	40,530
	Hokuhoku Financial Group Inc.	1,058,895	40,166
	NOF Corp.	2,009,303	40,109
	NH Foods Ltd.	899,722	39,956
	Oji Holdings Corp.	7,371,881	39,882
	Kobe Steel Ltd.	3,248,754	39,427
	77 Bank Ltd.	1,987,932	39,371
	Nomura Real Estate Master Fund Inc.	39,869	39,370
	Mitsubishi Materials Corp.	1,243,611	39,189
	Mazda Motor Corp.	5,716,128	39,097
	Tosoh Corp.	2,623,611	39,000
	BayCurrent Inc.	1,346,076	38,964
	Sysmex Corp.	4,415,370	38,506
	USS Co. Ltd.	3,653,962	38,435
	Yakult Honsha Co. Ltd.	2,283,350	38,208
	Mitsubishi Gas Chemical Co. Inc.	1,625,910	38,149
	Sapporo Holdings Ltd.	3,518,395	37,941
	Nippon Prologis REIT Inc.	69,590	37,542
	Kyowa Kirin Co. Ltd.	2,271,901	37,182
	SUMCO Corp.	3,349,021	37,002
	Nitto Boseki Co. Ltd.	291,723	36,929
	Kintetsu Group Holdings Co. Ltd.	1,785,010	36,583
	KDX Realty Investment Corp.	35,785	36,420
	Nissin Foods Holdings Co. Ltd.	1,913,537	36,318
	Santen Pharmaceutical Co. Ltd.	3,075,202	34,771
	Nikon Corp.	2,843,898	34,730
	SG Holdings Co. Ltd.	3,703,171	34,710
	J Front Retailing Co. Ltd.	2,248,108	34,664
	GLP J-Reit	42,218	34,567
	COMSYS Holdings Corp.	1,075,944	34,391
	CyberAgent Inc.	4,019,437	34,387
	Tohoku Electric Power Co. Inc.	4,577,258	34,329
	Hirose Electric Co. Ltd.	261,404	34,221
	Dentsu Group Inc.	1,987,692	34,163
	Suntory Beverage & Food Ltd.	1,206,017	34,058

		Shares	Market Value ($000)
	Hitachi Construction Machinery Co. Ltd.	989,218	33,967
	Sumitomo Heavy Industries Ltd.	1,100,308	33,652
	Tobu Railway Co. Ltd.	1,861,127	33,628
	Odakyu Electric Railway Co. Ltd.	3,224,181	33,615
	Japan Steel Works Ltd.	607,473	33,462
	Medipal Holdings Corp.	1,779,556	33,415
	Hoshizaki Corp.	1,028,525	33,110
	United Urban Investment Corp.	30,690	33,068
	Mitsui E&S Co. Ltd.	903,069	33,065
	Tokyo Seimitsu Co. Ltd.	369,599	32,865
	Seiko Epson Corp.	2,649,785	32,760
	Nomura Real Estate Holdings Inc.	5,045,385	32,713
	Kyushu Railway Co.	1,371,677	32,704
	Tsuruha Holdings Inc.	2,027,691	31,818
*	Rakuten Bank Ltd.	858,300	31,379
	Hamamatsu Photonics KK	2,684,794	31,235
	Daiwa House REIT Investment Corp.	39,464	31,149
	EXEO Group Inc.	1,809,988	31,111
	Orix JREIT Inc.	50,778	30,950
	NSK Ltd.	4,341,579	30,767
	GS Yuasa Corp.	893,895	30,728
	JGC Holdings Corp.	2,082,457	30,629
	Keisei Electric Railway Co. Ltd.	4,085,574	30,568
	Dowa Holdings Co. Ltd.	532,747	30,501
	Rohto Pharmaceutical Co. Ltd.	1,985,114	30,494
	THK Co. Ltd.	1,030,686	30,471
	Cosmo Energy Holdings Co. Ltd.	1,076,746	30,461
	Nisshin Seifun Group Inc.	2,287,819	30,315
	Marui Group Co. Ltd.	1,551,028	30,062
	Meiko Electronics Co. Ltd.	185,905	29,936
	Kuraray Co. Ltd.	2,836,670	29,907
	Nishi-Nippon Financial Holdings Inc.	1,215,627	29,325
	Taiyo Yuden Co. Ltd.	1,184,548	29,212
	Credit Saison Co. Ltd.	1,105,053	28,886
	Yamato Holdings Co. Ltd.	2,569,181	28,651
	Hirogin Holdings Inc.	2,557,692	28,584
	Kamigumi Co. Ltd.	826,605	28,576
	Yamazaki Baking Co. Ltd.	1,272,555	28,445
	Kraftia Corp.	468,401	28,331
	Takashimaya Co. Ltd.	2,360,874	28,320
	Maruwa Co. Ltd.	79,529	28,088
	Kobe Bussan Co. Ltd.	1,283,674	27,777
	Lixil Corp.	2,688,668	27,764
	Daishi Hokuetsu Financial Group Inc.	2,277,052	27,646
	ZOZO Inc.	3,926,187	27,495
	Takasago Thermal Engineering Co. Ltd.	983,602	27,345
[1]	ANA Holdings Inc.	1,519,888	27,220
	Penta-Ocean Construction Co. Ltd.	2,553,151	27,155
[1]	Tokyo Metro Co. Ltd.	2,631,600	26,986
	Alfresa Holdings Corp.	1,666,640	26,916
	Shimamura Co. Ltd.	1,285,588	26,916
	Koito Manufacturing Co. Ltd.	1,699,874	26,853
	Chugin Financial Group Inc.	1,487,082	26,813
	Yamaguchi Financial Group Inc.	1,703,310	26,677
	Invincible Investment Corp.	70,870	26,665
	Kyushu Financial Group Inc.	3,563,428	26,245
	Nichias Corp.	1,404,822	26,211
	Advance Residence Investment Corp.	25,460	26,018
	MonotaRO Co. Ltd.	2,391,215	25,920
	Toyo Tire Corp.	1,103,167	25,881
	Japan Hotel REIT Investment Corp.	54,482	25,858
	Yamaha Corp.	3,646,254	25,814
	Ulvac Inc.	476,538	25,673
	Zenkoku Hosho Co. Ltd.	1,289,586	25,659
	INFRONEER Holdings Inc.	1,841,391	25,546
*	Mercari Inc.	1,084,830	25,542
	Nabtesco Corp.	1,015,122	25,490
	Nagase & Co. Ltd.	3,424,756	25,468
	Keio Corp.	5,166,135	25,350
	SKY Perfect JSAT Holdings Inc.	1,331,476	25,247

		Shares	Market Value ($000)
[1]	Nikkon Holdings Co. Ltd.	932,556	25,226
	Kewpie Corp.	991,271	25,199
	Toyo Seikan Group Holdings Ltd.	1,104,242	25,124
	Persol Holdings Co. Ltd.	16,995,470	25,080
	Lion Corp.	2,383,554	25,061
	Kadokawa Corp.	1,028,144	24,863
	Mitsubishi Logistics Corp.	2,938,180	24,809
	Yamato Kogyo Co. Ltd.	319,254	24,729
	ALSOK Co. Ltd.	3,104,035	24,704
	Toyoda Gosei Co. Ltd.	938,374	24,597
	Nippon Electric Glass Co. Ltd.	633,470	24,381
	Air Water Inc.	1,768,195	23,951
	Taiheiyo Cement Corp.	1,060,703	23,901
	Nichirei Corp.	1,906,080	23,682
	Taiyo Holdings Co. Ltd.	741,418	23,682
	NHK Spring Co. Ltd.	1,482,138	23,633
	UACJ Corp.	1,573,792	23,555
	Fuji Corp.	765,400	23,371
	Iwatani Corp.	1,808,728	23,269
	Kansai Paint Co. Ltd.	1,548,673	23,217
	Japan Airlines Co. Ltd.	1,412,648	23,063
	Sankyu Inc.	411,706	23,015
	Rinnai Corp.	979,881	22,898
	JTEKT Corp.	2,133,631	22,890
	Sumitomo Rubber Industries Ltd.	1,734,058	22,871
	Shiga Bank Ltd.	1,901,055	22,835
	Nissui Corp.	2,677,701	22,827
	Kanematsu Corp.	1,598,212	22,787
	Nifco Inc.	801,867	22,739
	Alps Alpine Co. Ltd.	1,673,437	22,697
	GMO Payment Gateway Inc.	432,350	22,596
	Japan Petroleum Exploration Co. Ltd.	1,370,825	22,579
*,1	Sumitomo Pharma Co. Ltd.	1,642,701	22,410
	Sega Sammy Holdings Inc.	1,451,719	22,350
	Citizen Watch Co. Ltd.	2,057,417	22,280
	Iida Group Holdings Co. Ltd.	1,440,538	22,161
	Anritsu Corp.	1,219,128	22,137
	Toho Gas Co. Ltd.	2,779,012	22,114
	Japan Airport Terminal Co. Ltd.	666,896	22,079
	SWCC Corp.	272,651	21,965
	Organo Corp.	241,988	21,855
	Sugi Holdings Co. Ltd.	985,640	21,704
	Dexerials Corp.	1,554,041	21,649
	Japan Prime Realty Investment Corp.	34,838	21,355
	Sekisui House REIT Inc.	37,461	21,248
	BIPROGY Inc.	717,178	21,110
	Socionext Inc.	1,700,190	21,110
	Hyakugo Bank Ltd.	2,142,374	21,059
	Coca-Cola Bottlers Japan Holdings Inc.	916,620	20,793
	Sankyo Co. Ltd.	1,677,770	20,753
	Suzuken Co. Ltd.	543,156	20,552
	Mitsui Fudosan Logistics Park Inc.	28,787	20,544
	Industrial & Infrastructure Fund Investment Corp.	22,993	20,537
	Keikyu Corp.	2,104,164	20,401
	Nagoya Railroad Co. Ltd.	1,859,532	20,315
*,1	Metaplanet Inc.	10,387,700	20,268
	Nankai Electric Railway Co. Ltd.	1,035,265	20,146
	Morinaga Milk Industry Co. Ltd.	660,650	19,950
	Macnica Holdings Inc.	1,309,399	19,678
	Chugoku Electric Power Co. Inc.	3,078,881	19,631
	Canon Marketing Japan Inc.	883,876	19,439
	North Pacific Bank Ltd.	3,177,442	19,364
	Mitsui Fudosan Accommodations Fund Inc.	22,777	19,245
	Seiko Group Corp.	532,930	19,159
	Hisamitsu Pharmaceutical Co. Inc.	502,463	19,135
	Sanki Engineering Co. Ltd.	438,166	19,036
	Ezaki Glico Co. Ltd.	510,816	19,017
	DMG Mori Co. Ltd.	1,229,181	18,989
	Toda Corp.	2,029,610	18,871
	Teijin Ltd.	1,788,266	18,827

		Shares	Market Value ($000)
	Micronics Japan Co. Ltd.	301,405	18,772
	ADEKA Corp.	802,840	18,761
	Nippon Gas Co. Ltd.	1,003,111	18,748
	Nippon Shinyaku Co. Ltd.	566,512	18,636
	Kobayashi Pharmaceutical Co. Ltd.	494,804	18,474
	Miura Co. Ltd.	918,864	18,431
	Casio Computer Co. Ltd.	2,050,966	18,414
[1]	Denka Co. Ltd.	804,697	18,385
	DIC Corp.	779,847	18,301
	Meidensha Corp.	367,539	18,225
	Daido Steel Co. Ltd.	1,529,055	18,139
	Shikoku Electric Power Co. Inc.	1,612,023	18,115
	Kokuyo Co. Ltd.	3,315,116	17,981
	Hazama Ando Corp.	1,436,801	17,980
	Mabuchi Motor Co. Ltd.	1,781,836	17,951
	Mirait One Corp.	775,872	17,939
	Tokyo Century Corp.	1,375,896	17,810
	Oracle Corp. Japan	325,270	17,709
	Keihan Holdings Co. Ltd.	866,629	17,709
	Resorttrust Inc.	1,609,640	17,691
	Activia Properties Inc.	19,881	17,623
	Daicel Corp.	2,223,999	17,620
	Rengo Co. Ltd.	2,167,070	17,565
	Mitsui-Soko Holdings Co. Ltd.	684,501	17,447
	Internet Initiative Japan Inc.	1,119,024	17,382
	Tokyo Kiraboshi Financial Group Inc.	241,640	17,372
	Yamada Holdings Co. Ltd.	5,189,200	17,223
	Juroku Financial Group Inc.	1,473,470	16,860
	Jeol Ltd.	447,736	16,676
	Nippon Shokubai Co. Ltd.	1,149,392	16,635
	Zeon Corp.	1,454,441	16,575
	Sumitomo Bakelite Co. Ltd.	521,254	16,441
	Inaba Denki Sangyo Co. Ltd.	984,816	16,438
	Sundrug Co. Ltd.	651,737	16,116
	Rorze Corp.	933,720	16,052
	Toho Holdings Co. Ltd.	534,735	16,043
	Takara Holdings Inc.	1,624,196	15,952
[1]	Ferrotec Corp.	387,242	15,944
	Kakaku.com Inc.	1,208,906	15,914
	CKD Corp.	554,452	15,780
	Stanley Electric Co. Ltd.	858,801	15,769
	Cosmos Pharmaceutical Corp.	365,208	15,713
	Daiwabo Holdings Co. Ltd.	796,331	15,679
	San-In Godo Bank Ltd.	1,392,812	15,672
	Tokuyama Corp.	644,529	15,655
	Suruga Bank Ltd.	1,210,904	15,619
	Dai-Dan Co. Ltd.	908,176	15,601
	Hanwa Co. Ltd.	1,549,110	15,536
	Aichi Financial Group Inc.	1,755,925	15,512
	Konica Minolta Inc.	4,619,337	15,499
	Seino Holdings Co. Ltd.	1,005,690	15,492
	ARE Holdings Inc.	709,926	15,485
	Shibaura Mechatronics Corp.	579,300	15,409
	Park24 Co. Ltd.	1,259,342	15,363
	MEITEC Group Holdings Inc.	740,649	15,334
	Aozora Bank Ltd.	955,200	15,304
	Tsumura & Co.	641,742	15,254
	Japan Logistics Fund Inc.	25,179	15,200
	Fuyo General Lease Co. Ltd.	560,845	15,180
	Nippon Kayaku Co. Ltd.	1,325,298	14,926
*	Makino Milling Machine Co. Ltd.	206,033	14,907
	Sotetsu Holdings Inc.	799,625	14,880
	Maruichi Steel Tube Ltd.	1,623,981	14,824
	Amano Corp.	613,648	14,754
	UBE Corp.	938,574	14,714
	Namura Shipbuilding Co. Ltd.	528,600	14,661
	Senko Group Holdings Co. Ltd.	1,277,765	14,661
	Bank of Nagoya Ltd.	393,032	14,501
	LaSalle Logiport REIT	15,446	14,496
[1]	NS Solutions Corp.	616,780	14,369

		Shares	Market Value ($000)
	Nipro Corp.	1,458,233	14,356
	Nihon Kohden Corp.	1,527,306	14,332
	Kagome Co. Ltd.	805,746	14,300
	Kaneka Corp.	463,944	14,201
	Hakuhodo DY Holdings Inc.	2,138,229	14,087
	SHO-BOND Holdings Co. Ltd.	1,569,536	14,047
	Japan Elevator Service Holdings Co. Ltd.	1,353,414	13,995
	Calbee Inc.	717,921	13,978
	Keiyo Bank Ltd.	1,072,178	13,955
	Sawai Group Holdings Co. Ltd.	984,603	13,875
	Max Co. Ltd.	1,353,536	13,867
	Daihen Corp.	185,534	13,748
	Ogaki Kyoritsu Bank Ltd.	347,340	13,729
	ABC-Mart Inc.	858,755	13,709
	Sinfonia Technology Co. Ltd.	198,775	13,695
	Tsubakimoto Chain Co.	912,858	13,567
	Blue Zones Holdings Co. Ltd.	1,120,890	13,483
	Oki Electric Industry Co. Ltd.	795,097	13,481
	Rigaku Holdings Corp.	1,019,100	13,435
	Goldwin Inc.	937,478	13,314
	Kiyo Bank Ltd.	532,327	13,210
	NOK Corp.	725,818	13,153
	AEON REIT Investment Corp.	16,583	13,107
	Sumitomo Warehouse Co. Ltd.	507,458	13,073
	Comforia Residential REIT Inc.	19,022	13,030
	Koei Tecmo Holdings Co. Ltd.	1,265,948	13,020
	Nishi-Nippon Railroad Co. Ltd.	677,360	13,011
	Frontier Real Estate Investment Corp.	24,301	12,983
[1]	Hokkaido Electric Power Co. Inc.	1,899,536	12,930
	Harmonic Drive Systems Inc.	559,508	12,887
	Kumagai Gumi Co. Ltd.	1,285,900	12,747
	Tomy Co. Ltd.	761,204	12,705
	Nisshinbo Holdings Inc.	1,357,391	12,692
[1]	Yoshinoya Holdings Co. Ltd.	603,551	12,566
	Senshu Ikeda Holdings Inc.	2,238,268	12,512
	Mitsubishi Motors Corp.	6,185,947	12,421
	Nanto Bank Ltd.	1,363,655	12,387
	Daiwa Securities Living Investments Corp.	18,307	12,296
	K's Holdings Corp.	1,157,443	12,293
	Takeuchi Manufacturing Co. Ltd.	307,198	12,283
	C Uyemura & Co. Ltd.	95,800	12,228
	Okumura Corp.	300,277	12,151
	Hulic REIT Inc.	11,816	12,021
	Hyakujushi Bank Ltd.	881,592	11,933
	H2O Retailing Corp.	777,950	11,903
	Mizuno Corp.	548,583	11,888
	Toyota Boshoku Corp.	753,595	11,814
	Kose Holdings Corp.	314,346	11,758
	Ushio Inc.	641,880	11,758
	Nojima Corp.	1,691,052	11,724
	Aica Kogyo Co. Ltd.	510,375	11,706
	Hokuriku Electric Power Co.	1,702,913	11,701
	Musashino Bank Ltd.	868,389	11,661
	Morinaga & Co. Ltd.	681,304	11,631
[1]	Toridoll Holdings Corp.	421,776	11,612
	Inabata & Co. Ltd.	459,935	11,600
	Wacoal Holdings Corp.	458,971	11,599
	Glory Ltd.	451,772	11,568
	Umios Corp.	1,241,664	11,563
	Awa Bank Ltd.	309,899	11,454
	Acom Co. Ltd.	3,846,325	11,371
	Tokai Carbon Co. Ltd.	1,841,414	11,315
	Toa Corp.	565,364	11,297
[1]	Kusuri no Aoki Holdings Co. Ltd.	461,706	11,293
	Ship Healthcare Holdings Inc.	729,645	11,261
	Seria Co. Ltd.	470,152	11,224
	Mizuho Leasing Co. Ltd.	1,262,800	11,182
	House Foods Group Inc.	580,848	11,171
	Saizeriya Co. Ltd.	275,327	11,150
	Kotobuki Spirits Co. Ltd.	955,845	11,126

		Shares	Market Value ($000)
	Nihon M&A Center Holdings Inc.	2,743,284	11,108
	Mori Hills REIT Investment Corp.	13,239	11,099
	Pigeon Corp.	1,071,982	11,085
	Lintec Corp.	379,712	11,054
	CCI Group Inc.	1,822,430	10,992
	TBS Holdings Inc.	303,262	10,927
	NTN Corp.	5,263,339	10,909
[1]	Kyoritsu Maintenance Co. Ltd.	698,588	10,842
	Nippn Corp.	633,719	10,842
	NTT UD REIT Investment Corp.	12,367	10,826
[1]	Create Restaurants Holdings Inc.	2,227,936	10,765
	EDION Corp.	785,868	10,742
	NSD Co. Ltd.	620,605	10,735
	H.U. Group Holdings Inc.	526,953	10,719
	Fuso Chemical Co. Ltd.	599,622	10,700
	Okamura Corp.	674,739	10,628
	OBIC Business Consultants Co. Ltd.	265,756	10,616
	Tokai Tokyo Financial Holdings Inc.	2,303,804	10,562
	OSG Corp.	648,189	10,559
	Yonex Co. Ltd.	551,659	10,547
	Kanadevia Corp.	1,580,345	10,350
	Yodoko Ltd.	1,160,455	10,338
	Nakanishi Inc.	594,902	10,330
	Relo Group Inc.	851,481	10,268
[1]	Fuji Media Holdings Inc.	400,733	10,229
	Takuma Co. Ltd.	590,539	10,225
	OKUMA Corp.	442,402	10,210
	GMO internet group Inc.	554,456	10,192
*	Visional Inc.	225,527	10,163
	Nishimatsu Construction Co. Ltd.	278,298	10,157
	Nippon Light Metal Holdings Co. Ltd.	563,498	10,143
	Daiwa Office Investment Corp.	4,868	10,098
	Mori Trust REIT Inc.	22,323	10,091
	Starts Corp. Inc.	330,337	10,053
	Toagosei Co. Ltd.	915,896	9,995
*,1	Money Forward Inc.	448,023	9,986
	Osaka Soda Co. Ltd.	893,965	9,949
	AEON Financial Service Co. Ltd.	987,549	9,860
	JVCKenwood Corp.	1,387,373	9,858
	Toei Animation Co. Ltd.	598,300	9,850
[1]	Colowide Co. Ltd.	854,744	9,809
	Nippon Television Holdings Inc.	486,000	9,795
	Mitsubishi Estate Logistics REIT Investment Corp.	12,435	9,794
	Katitas Co. Ltd.	487,963	9,781
	Raito Kogyo Co. Ltd.	397,705	9,767
	Arcs Co. Ltd.	408,568	9,760
	Duskin Co. Ltd.	365,594	9,740
	Toei Co. Ltd.	258,330	9,682
	Tokyu REIT Inc.	7,789	9,673
	Daiseki Co. Ltd.	392,339	9,650
	Japan Securities Finance Co. Ltd.	721,638	9,618
	Seiren Co. Ltd.	485,669	9,618
	Fuji Oil Co. Ltd.	418,965	9,595
	Nippon Soda Co. Ltd.	423,250	9,535
	Ito En Ltd.	506,212	9,495
	Japan Excellent Inc.	10,523	9,478
	DCM Holdings Co. Ltd.	928,039	9,447
*	Pacific Industrial Co. Ltd.	489,241	9,434
	Noritake Co. Ltd.	471,792	9,427
	Furuno Electric Co. Ltd.	235,638	9,425
	Pilot Corp.	314,924	9,425
	Taikisha Ltd.	438,648	9,328
	Tokai Rika Co. Ltd.	488,341	9,309
	Okasan Securities Group Inc.	1,746,248	9,242
	Valor Holdings Co. Ltd.	394,935	9,207
	Bic Camera Inc.	838,559	9,187
	Ain Holdings Inc.	255,965	9,175
	Itoham Yonekyu Holdings Inc.	252,302	9,159
	Nippon Densetsu Kogyo Co. Ltd.	295,955	9,158
	Yamanashi Chuo Bank Ltd.	268,927	9,114

		Shares	Market Value ($000)
	Towa Corp.	609,745	9,082
	Kissei Pharmaceutical Co. Ltd.	304,358	9,048
	Iino Kaiun Kaisha Ltd.	803,179	9,027
	Exedy Corp.	252,760	9,026
*,1	Chiyoda Corp.	1,538,964	9,023
	Seven Bank Ltd.	5,256,523	9,004
	Nextage Co. Ltd.	440,483	8,961
	Tadano Ltd.	1,042,967	8,951
	Monogatari Corp.	299,962	8,951
	Megmilk Snow Brand Co. Ltd.	438,394	8,949
	Nisshin Oillio Group Ltd.	735,819	8,866
*,1	Sharp Corp.	2,368,294	8,792
	Toho Bank Ltd.	2,092,682	8,772
	Tsugami Corp.	419,807	8,744
	Sangetsu Corp.	445,241	8,719
	Heiwa Real Estate REIT Inc.	9,639	8,713
	DeNA Co. Ltd.	558,705	8,709
	NIPPON REIT Investment Corp.	15,513	8,708
	Sakata Seed Corp.	318,993	8,705
	Fujimi Inc.	494,905	8,702
	Nihon Parkerizing Co. Ltd.	936,926	8,678
	Tocalo Co. Ltd.	529,803	8,658
	Kaga Electronics Co. Ltd.	360,414	8,631
	Daiei Kankyo Co. Ltd.	346,300	8,596
	Miyazaki Bank Ltd.	740,645	8,533
	Round One Corp.	1,619,241	8,515
	Kato Sangyo Co. Ltd.	199,421	8,481
	Itoki Corp.	429,100	8,424
	Fukuda Denshi Co. Ltd.	136,082	8,395
	MCJ Co. Ltd.	575,926	8,392
	Nippon Paper Industries Co. Ltd.	1,023,147	8,333
	TOMONY Holdings Inc.	1,563,904	8,268
	DTS Corp.	1,257,708	8,265
	Dentsu Soken Inc.	660,070	8,254
	Chudenko Corp.	280,946	8,245
	KYB Corp.	305,832	8,235
	Okinawa Cellular Telephone Co.	376,326	8,220
	YAMABIKO Corp.	361,954	8,219
	Oita Bank Ltd.	684,610	8,217
	PILLAR Corp.	178,649	8,211
	Leopalace21 Corp.	2,013,140	8,185
	Chugoku Marine Paints Ltd.	382,674	8,159
	Star Asia Investment Corp.	23,349	8,147
	First Bank of Toyama Ltd.	535,507	8,139
	TOKAI Holdings Corp.	1,104,787	8,134
	Nittetsu Mining Co. Ltd.	496,480	8,079
	Yamaichi Electronics Co. Ltd.	164,712	8,078
	Taihei Dengyo Kaisha Ltd.	427,320	8,041
	KOMEDA Holdings Co. Ltd.	429,406	8,038
	Nikkiso Co. Ltd.	500,686	8,036
	PAL GROUP Holdings Co. Ltd.	875,760	8,035
	TKC Corp.	340,112	8,024
	Kanamoto Co. Ltd.	287,037	8,002
	As One Corp.	566,806	7,980
	Hoshino Resorts REIT Inc.	5,192	7,969
*,3	Aiful Corp.	2,812,847	7,923
	Workman Co. Ltd.	198,900	7,911
	PALTAC Corp.	253,419	7,775
	Shikoku Kasei Holdings Corp.	280,515	7,749
	Takara Standard Co. Ltd.	444,537	7,745
	Kaken Pharmaceutical Co. Ltd.	293,506	7,716
	Tamron Co. Ltd.	1,203,728	7,683
	Rakus Co. Ltd.	1,603,430	7,644
	Izumi Co. Ltd.	1,153,143	7,576
	San ju San Financial Group Inc.	814,588	7,574
	Union Tool Co.	87,241	7,531
	Toyo Ink SC Holdings Co. Ltd.	311,915	7,515
	Kurabo Industries Ltd.	139,538	7,499
	Kitz Corp.	649,661	7,477
	Fukuyama Transporting Co. Ltd.	218,831	7,437

		Shares	Market Value ($000)
	Fukuoka REIT Corp.	6,899	7,423
	Kureha Corp.	290,112	7,395
	Hosiden Corp.	441,990	7,297
	Totetsu Kogyo Co. Ltd.	209,939	7,244
[1]	Shochiku Co. Ltd.	96,714	7,238
*,1	LIFENET INSURANCE CO.	563,900	7,235
	San-Ai Obbli Co. Ltd.	468,387	7,217
	San-A Co. Ltd.	372,870	7,212
	Sumitomo Osaka Cement Co. Ltd.	293,762	7,209
[1]	Kasumigaseki Capital Co. Ltd.	177,800	7,203
*	PeptiDream Inc.	935,443	7,191
	Sanyo Denki Co. Ltd.	251,788	7,149
	Fujibo Holdings Inc.	307,644	7,141
	Pola Orbis Holdings Inc.	859,187	7,129
	Monex Group Inc.	1,641,141	7,116
	TS Tech Co. Ltd.	623,390	7,109
	Tokyu Construction Co. Ltd.	789,866	7,108
	Shinmaywa Industries Ltd.	471,011	7,049
*,1	SHIFT Inc.	1,718,690	7,014
[1]	Musashi Seimitsu Industry Co. Ltd.	401,967	6,978
	Simplex Holdings Inc.	1,356,920	6,976
	Daiichikosho Co. Ltd.	649,586	6,959
	Japan Material Co. Ltd.	653,288	6,799
	JAFCO Group Co. Ltd.	473,213	6,791
	Maruzen Showa Unyu Co. Ltd.	129,446	6,763
	Noritsu Koki Co. Ltd.	517,637	6,722
	Ohsho Food Service Corp.	341,764	6,702
	Global One Real Estate Investment Corp.	8,765	6,653
	Gunze Ltd.	281,712	6,638
	Open Up Group Inc.	582,846	6,629
	Toyobo Co. Ltd.	782,215	6,622
	Nippon Seiki Co. Ltd.	443,150	6,617
	Riken Keiki Co. Ltd.	347,018	6,601
	MOS Food Services Inc.	244,069	6,558
	SMS Co. Ltd.	615,789	6,515
	Hamakyorex Co. Ltd.	574,136	6,464
	Mani Inc.	667,992	6,446
*,3	Hino Motors Ltd.	2,648,007	6,437
	Ai Holdings Corp.	372,382	6,428
	Nomura Co. Ltd.	781,757	6,426
	Nitto Kogyo Corp.	236,501	6,411
	Ryoyo Ryosan Holdings Inc.	332,385	6,406
	FCC Co. Ltd.	306,347	6,397
	Mitsubishi Pencil Co. Ltd.	431,076	6,362
	Menicon Co. Ltd.	579,177	6,318
	Bunka Shutter Co. Ltd.	517,078	6,306
	Takasago International Corp.	820,555	6,280
	FP Corp.	418,038	6,277
	Trusco Nakayama Corp.	428,484	6,223
	JCU Corp.	178,736	6,220
	Sakata INX Corp.	425,848	6,195
	Japan Aviation Electronics Industry Ltd.	425,166	6,189
	Matsui Securities Co. Ltd.	1,024,172	6,137
	Furukawa Co. Ltd.	218,916	6,115
	Jaccs Co. Ltd.	236,623	6,082
	Systena Corp.	2,288,898	6,081
	Joyful Honda Co. Ltd.	453,049	6,077
*	Sansan Inc.	813,695	6,056
	Nichicon Corp.	537,115	6,051
[1]	Hokuetsu Corp.	1,035,854	6,041
	GungHo Online Entertainment Inc.	389,018	6,034
	Ariake Japan Co. Ltd.	169,430	6,011
[1]	Furuya Metal Co. Ltd.	156,000	5,997
	MEC Co. Ltd.	143,394	5,997
	Daio Paper Corp.	912,327	5,996
	Heiwa Corp.	506,818	5,991
	Itochu Enex Co. Ltd.	470,974	5,971
	Mitsuboshi Belting Ltd.	237,761	5,966
	Wacom Co. Ltd.	1,230,535	5,966
	Towa Pharmaceutical Co. Ltd.	231,862	5,965

		Shares	Market Value ($000)
	Okinawa Financial Group Inc.	175,698	5,955
	Morita Holdings Corp.	345,146	5,954
[1]	Ise Chemicals Corp.	174,000	5,928
	Autobacs Seven Co. Ltd.	596,863	5,919
	Yellow Hat Ltd.	599,066	5,917
	Hochiki Corp.	443,628	5,910
	Hankyu Hanshin REIT Inc.	6,370	5,880
	Fuji Seal International Inc.	355,230	5,873
	U-Next Holdings Co. Ltd.	559,732	5,869
	Topre Corp.	375,408	5,789
	Life Corp.	358,904	5,784
	Aoyama Trading Co. Ltd.	1,124,916	5,755
	Chiba Kogyo Bank Ltd.	466,400	5,743
	Seikoh Giken Co. Ltd.	41,400	5,738
	Heiwa Real Estate Co. Ltd.	372,210	5,736
	Heiwado Co. Ltd.	305,092	5,717
	Central Glass Co. Ltd.	223,190	5,678
	Tokyo Keiki Inc.	139,895	5,674
	Japan Wool Textile Co. Ltd.	491,127	5,668
	Yurtec Corp.	341,257	5,649
	Infomart Corp.	1,888,612	5,630
	Totech Corp.	237,200	5,599
*,1	Sanken Electric Co. Ltd.	119,938	5,593
	Bank of Iwate Ltd.	541,892	5,575
	Nihon Dengi Co. Ltd.	390,984	5,567
	Yokogawa Bridge Holdings Corp.	294,871	5,566
[1]	Anycolor Inc.	299,000	5,564
	Matsuda Sangyo Co. Ltd.	139,537	5,563
	Komeri Co. Ltd.	248,803	5,555
[1]	Sun Corp.	106,200	5,535
	Nohmi Bosai Ltd.	209,381	5,500
	CRE Logistics REIT Inc.	5,459	5,499
	Royal Holdings Co. Ltd.	594,760	5,496
	Financial Partners Group Co. Ltd.	538,308	5,485
	Japan Pulp & Paper Co. Ltd.	825,430	5,476
	Npr Riken Corp.	225,126	5,448
	Optex Group Co. Ltd.	321,487	5,436
	Eiken Chemical Co. Ltd.	275,934	5,413
	Fuji Kyuko Co. Ltd.	348,858	5,397
	Kyokuto Kaihatsu Kogyo Co. Ltd.	293,367	5,386
	Argo Graphics Inc.	583,004	5,366
	Uchida Yoko Co. Ltd.	424,325	5,349
	Tosei Corp.	533,204	5,342
	World Co. Ltd.	569,494	5,338
	Belc Co. Ltd.	111,402	5,326
	Ricoh Leasing Co. Ltd.	144,053	5,317
	Transcosmos Inc.	215,161	5,311
	Nomura Micro Science Co. Ltd.	264,700	5,302
	Konoike Transport Co. Ltd.	279,960	5,214
	ARCLANDS Corp.	460,413	5,211
	Galilei Co. Ltd.	229,186	5,185
	Kurimoto Ltd.	523,520	5,174
	Santec Holdings Corp.	46,693	5,161
	Shibaura Machine Co. Ltd.	209,648	5,139
	Arata Corp.	272,586	5,129
	Yuasa Trading Co. Ltd.	135,011	5,120
	Create SD Holdings Co. Ltd.	245,004	5,113
	Ichigo Inc.	1,712,016	5,098
	METAWATER Co. Ltd.	232,535	5,095
	T Hasegawa Co. Ltd.	281,726	5,094
	Shikoku Bank Ltd.	348,842	5,085
	Mochida Pharmaceutical Co. Ltd.	228,562	5,073
	Nippon Signal Co. Ltd.	492,941	5,061
	KH Neochem Co. Ltd.	289,145	5,037
	Funai Soken Holdings Inc.	692,164	5,018
	Onward Holdings Co. Ltd.	1,107,470	5,018
	Ichigo Office REIT Investment Corp.	8,593	5,008
	Toenec Corp.	385,915	4,980
	UT Group Co. Ltd.	3,977,490	4,966
	Fujita Kanko Inc.	379,735	4,965

		Shares	Market Value ($000)
	Maeda Kosen Co. Ltd.	401,954	4,964
	Mixi Inc.	307,683	4,952
	Akita Bank Ltd.	155,925	4,933
	Mirai Corp.	16,333	4,928
	Idec Corp.	257,771	4,925
	Bank of the Ryukyus Ltd.	342,005	4,920
	Ishihara Sangyo Kaisha Ltd.	272,997	4,917
	Axial Retailing Inc.	623,176	4,914
	Tokyotokeiba Co. Ltd.	135,582	4,913
[1]	Imperial Hotel Ltd.	495,400	4,903
	Enplas Corp.	63,090	4,898
	Procrea Holdings Inc.	243,936	4,885
	BML Inc.	187,830	4,868
	Doutor Nichires Holdings Co. Ltd.	261,876	4,864
	Techno Ryowa Ltd.	127,902	4,859
	Optorun Co. Ltd.	287,505	4,858
	Mitsuuroko Group Holdings Co. Ltd.	316,014	4,855
	Central Automotive Products Ltd.	400,941	4,847
	Nishikawa Rubber Co. Ltd.	211,367	4,832
	Tochigi Bank Ltd.	851,233	4,799
	Shibuya Corp.	221,621	4,789
	Tokyo Steel Manufacturing Co. Ltd.	463,715	4,788
	Wakita & Co. Ltd.	397,468	4,771
*	JMDC Inc.	227,300	4,760
	Alconix Corp.	281,429	4,757
	Nichiha Corp.	230,143	4,755
	Aichi Steel Corp.	259,340	4,737
	Hosokawa Micron Corp.	127,086	4,719
[1]	Toyo Engineering Corp.	276,000	4,712
	NS United Kaiun Kaisha Ltd.	99,527	4,694
	Toho Titanium Co. Ltd.	303,344	4,673
	Shin Nippon Air Technologies Co. Ltd.	219,006	4,672
	Happinet Corp.	269,840	4,669
[1]	S&B Foods Inc.	154,900	4,624
	Justsystems Corp.	207,460	4,620
[1]	OSAKA Titanium Technologies Co. Ltd.	284,080	4,617
	Anicom Holdings Inc.	523,380	4,599
	SOSiLA Logistics REIT Inc.	6,017	4,597
	Megachips Corp.	93,122	4,595
	IDOM Inc.	572,195	4,591
	ASAHI YUKIZAI Corp.	127,687	4,584
	Zacros Corp.	553,680	4,581
	Nishio Holdings Co. Ltd.	164,785	4,568
	Toyo Tanso Co. Ltd.	137,878	4,562
	Shoei Co. Ltd.	432,272	4,544
	Noevir Holdings Co. Ltd.	158,384	4,540
	Tsurumi Manufacturing Co. Ltd.	340,494	4,519
	Nitta Corp.	159,700	4,518
	Fukui Bank Ltd.	216,395	4,483
	Hioki EE Corp.	99,212	4,475
	Okamoto Industries Inc.	117,578	4,455
	Tri Chemical Laboratories Inc.	255,459	4,453
[1]	Kura Sushi Inc.	193,030	4,435
	Nishimatsuya Chain Co. Ltd.	333,375	4,432
	Milbon Co. Ltd.	259,219	4,428
	Senshu Electric Co. Ltd.	116,418	4,418
	DKS Co. Ltd.	89,742	4,417
	MIRARTH Real Estate Investment Corp.	8,054	4,415
	Hiday Hidaka Corp.	235,585	4,411
	Toshiba TEC Corp.	255,288	4,409
	Asahi Kogyosha Co. Ltd.	198,200	4,408
	Valqua Ltd.	150,373	4,404
	Saibu Gas Holdings Co. Ltd.	270,637	4,394
	Maxell Ltd.	330,791	4,393
	TOA ROAD Corp.	400,760	4,357
	Hibiya Engineering Ltd.	251,704	4,349
	& ST HD Co. Ltd.	230,397	4,326
	Noritz Corp.	292,790	4,307
	Bank of Saga Ltd.	142,457	4,289
	Elecom Co. Ltd.	418,548	4,287

		Shares	Market Value ($000)
	Japan Lifeline Co. Ltd.	490,019	4,285
[1]	Eagle Industry Co. Ltd.	231,349	4,266
	United Super Markets Holdings Inc.	752,548	4,264
	K&O Energy Group Inc.	120,752	4,254
	Nachi-Fujikoshi Corp.	147,126	4,246
	Showa Sangyo Co. Ltd.	205,757	4,245
	Shin-Etsu Polymer Co. Ltd.	338,925	4,216
	Orient Corp.	682,369	4,188
	TV Asahi Holdings Corp.	189,503	4,186
	Earth Corp.	139,035	4,177
*,1	Atom Corp.	1,083,340	4,167
	Sun Frontier Fudousan Co. Ltd.	247,457	4,159
	Asanuma Corp.	655,300	4,131
	Kanto Denka Kogyo Co. Ltd.	467,272	4,126
	A&D HOLON Holdings Co. Ltd.	251,000	4,119
	Arisawa Manufacturing Co. Ltd.	280,400	4,113
	Kohnan Shoji Co. Ltd.	158,347	4,108
[1]	Matsuya Co. Ltd.	350,647	4,097
	Doshisha Co. Ltd.	193,036	4,096
	TechMatrix Corp.	357,758	4,095
	Daiichi Jitsugyo Co. Ltd.	195,969	4,074
	TPR Co. Ltd.	511,650	4,064
[1]	Dip Corp.	306,889	4,056
	Yamazen Corp.	440,744	4,030
	Kyorin Pharmaceutical Co. Ltd.	383,606	4,024
	Riken Technos Corp.	373,919	4,015
	Seika Corp.	241,392	3,999
	Komori Corp.	403,950	3,985
	Tsukishima Holdings Co. Ltd.	226,706	3,924
	Yamagata Bank Ltd.	256,106	3,924
	Konishi Co. Ltd.	447,388	3,921
	Token Corp.	46,156	3,918
	Genky DrugStores Co. Ltd.	155,320	3,915
	SBS Holdings Inc.	145,393	3,914
*	Nxera Pharma Co. Ltd.	693,000	3,898
	Canon Electronics Inc.	168,303	3,890
	ZERIA Pharmaceutical Co. Ltd.	278,718	3,885
[1]	Kisoji Co. Ltd.	243,219	3,881
	Tachi-S Co. Ltd.	295,432	3,859
	Zuken Inc.	138,566	3,844
	Keihanshin Building Co. Ltd.	309,112	3,839
	Sanyo Chemical Industries Ltd.	119,520	3,830
	Yokowo Co. Ltd.	199,724	3,822
	Kameda Seika Co. Ltd.	418,590	3,817
	Takamatsu Construction Group Co. Ltd.	165,482	3,805
	Itochu-Shokuhin Co. Ltd.	46,213	3,793
	JBCC Holdings Inc.	493,200	3,781
	Tanseisha Co. Ltd.	400,379	3,777
	Eizo Corp.	288,154	3,776
	Riken Vitamin Co. Ltd.	206,218	3,769
	Kawada Technologies Inc.	385,503	3,766
	JAC Recruitment Co. Ltd.	695,756	3,764
	Shizuoka Gas Co. Ltd.	392,172	3,761
	Meisei Industrial Co. Ltd.	340,823	3,759
	Premium Group Co. Ltd.	349,300	3,745
	JINS Holdings Inc.	114,834	3,744
	Kumiai Chemical Industry Co. Ltd.	754,316	3,738
	Fuji Co. Ltd.	283,518	3,732
	Hirata Corp.	239,022	3,721
	Hokkaido Gas Co. Ltd.	664,730	3,715
	TRE Holdings Corp.	367,781	3,698
	Prima Meat Packers Ltd.	212,779	3,696
	Yahagi Construction Co. Ltd.	275,829	3,682
	Yokorei Co. Ltd.	374,868	3,679
	Kamei Corp.	173,792	3,671
	Prestige International Inc.	852,211	3,657
[1]	Ichibanya Co. Ltd.	624,530	3,629
	Yondenko Corp.	303,600	3,618
	Bando Chemical Industries Ltd.	278,785	3,613
	Future Corp.	354,776	3,590

		Shares	Market Value ($000)
	ESPEC Corp.	185,472	3,589
[1]	Japan Engine Corp.	44,300	3,585
	HI-LEX Corp.	197,691	3,577
	CTI Engineering Co. Ltd.	185,100	3,577
	Nissei ASB Machine Co. Ltd.	74,620	3,571
	Sinko Industries Ltd.	461,814	3,563
[1]	Marusan Securities Co. Ltd.	557,919	3,559
	Aida Engineering Ltd.	515,540	3,555
	Yamae Group Holdings Co. Ltd.	193,300	3,549
*,1	Japan Display Inc.	7,760,172	3,545
	Nissan Shatai Co. Ltd.	580,141	3,543
	Torishima Pump Manufacturing Co. Ltd.	182,594	3,538
	Aisan Industry Co. Ltd.	297,083	3,536
	Dainichiseika Color & Chemicals Manufacturing Co. Ltd.	507,360	3,507
[1]	Nippon Yakin Kogyo Co. Ltd.	116,437	3,487
	Solasto Corp.	487,242	3,487
	Press Kogyo Co. Ltd.	665,339	3,485
	Mitsui High-Tec Inc.	899,975	3,464
	Sakai Chemical Industry Co. Ltd.	154,492	3,443
	Nippon Ceramic Co. Ltd.	158,315	3,438
	Katakura Industries Co. Ltd.	193,510	3,423
	Mitani Sekisan Co. Ltd.	306,548	3,418
[1]	Toyo Gosei Co. Ltd.	52,394	3,415
	Tokai Corp.	215,968	3,398
	Japan Transcity Corp.	427,688	3,385
	Denyo Co. Ltd.	153,617	3,368
	Takara Bio Inc.	460,123	3,361
	Sato Corp.	234,458	3,351
	Vital KSK Holdings Inc.	358,615	3,340
	Ki-Star Real Estate Co. Ltd.	158,942	3,337
[1]	Tama Home Co. Ltd.	131,833	3,333
	Sodick Co. Ltd.	422,087	3,331
	Ryobi Ltd.	213,111	3,330
	Restar Corp.	195,527	3,326
	Nippon Kanzai Holdings Co. Ltd.	182,541	3,324
[1]	Ringer Hut Co. Ltd.	230,141	3,316
	Iriso Electronics Co. Ltd.	160,033	3,297
[1]	Sakura Internet Inc.	208,200	3,288
	Teikoku Sen-I Co. Ltd.	178,531	3,287
	Shinagawa Refra Co. Ltd.	250,544	3,281
	Sakai Moving Service Co. Ltd.	189,312	3,277
	AOKI Holdings Inc.	319,725	3,273
	WingArc1st Inc.	197,348	3,264
	Anest Iwata Corp.	319,065	3,258
	Starzen Co. Ltd.	403,080	3,246
	Sala Corp.	494,092	3,243
	Digital Arts Inc.	97,485	3,240
	Shinnihon Corp.	259,848	3,231
	Joshin Denki Co. Ltd.	180,308	3,223
	Osaki Electric Co. Ltd.	292,530	3,215
[1]	Appier Group Inc.	634,100	3,215
	Broadleaf Co. Ltd.	552,028	3,213
	Futaba Industrial Co. Ltd.	517,028	3,211
	HIS Co. Ltd.	480,044	3,190
	One REIT Inc.	6,381	3,186
	Roland Corp.	129,718	3,185
	Zojirushi Corp.	300,353	3,181
	Vision Inc.	439,407	3,177
	eGuarantee Inc.	308,375	3,174
	Sumitomo Seika Chemicals Co. Ltd.	419,390	3,173
	Starts Proceed Investment Corp.	2,545	3,165
	Pack Corp.	376,101	3,161
[1]	Asahi Diamond Industrial Co. Ltd.	410,774	3,148
	United Arrows Ltd.	204,136	3,146
[1]	Koshidaka Holdings Co. Ltd.	459,116	3,142
	Tokyo Electron Device Ltd.	160,667	3,121
	Mitsui DM Sugar Co. Ltd.	144,784	3,120
[1]	Nagawa Co. Ltd.	88,053	3,116
[1]	Sagami Holdings Corp.	267,267	3,108
	Kyokuyo Co. Ltd.	98,016	3,092

		Shares	Market Value ($000)
	S Foods Inc.	162,788	3,086
	Nippon Carbon Co. Ltd.	107,888	3,083
	Osaka Organic Chemical Industry Ltd.	136,062	3,077
	TSI Holdings Co. Ltd.	444,749	3,052
	Nippon Parking Development Co. Ltd.	1,793,331	3,041
	Lifedrink Co. Inc.	401,096	3,040
	G-Tekt Corp.	260,701	3,034
[1]	Shoei Foods Corp.	112,264	3,029
	Takaoka Toko Co. Ltd.	97,840	3,024
	RS Technologies Co. Ltd.	129,130	3,017
	Weathernews Inc.	253,136	3,010
	Plus Alpha Consulting Co. Ltd.	233,053	3,008
	Aucnet Inc.	389,200	2,985
	Koa Corp.	316,107	2,984
	Hakuto Co. Ltd.	110,857	2,978
	Okinawa Electric Power Co. Inc.	440,963	2,971
	Nippon Thompson Co. Ltd.	533,692	2,964
*	Nippon Sheet Glass Co. Ltd.	946,543	2,950
	Nichireki Group Co. Ltd.	219,102	2,950
	Mitsubishi Logisnext Co. Ltd.	303,813	2,949
	Oiles Corp.	189,266	2,899
	Ehime Bank Ltd.	290,470	2,898
	Sankei Real Estate Inc.	3,656	2,889
	Mitsuba Corp.	369,525	2,863
	Bell System24 Holdings Inc.	310,803	2,862
[1]	Obara Group Inc.	85,992	2,857
	Sekisui Jushi Corp.	210,323	2,845
[1]	Japan Investment Adviser Co. Ltd.	233,700	2,825
	Fukuda Corp.	53,135	2,819
	RYODEN Corp.	133,876	2,819
[1]	Miyaji Engineering Group Inc.	254,480	2,814
	Goldcrest Co. Ltd.	131,653	2,799
	Stella Chemifa Corp.	89,495	2,786
	Nissha Co. Ltd.	356,932	2,781
	Tsuburaya Fields Holdings Inc.	306,258	2,780
	Teikoku Electric Manufacturing Co. Ltd.	154,868	2,775
	Mars Group Holdings Corp.	145,196	2,775
	Raiznext Corp.	191,100	2,761
	Tekken Corp.	93,688	2,751
[1]	Matsuyafoods Holdings Co. Ltd.	76,183	2,746
	Computer Engineering & Consulting Ltd.	221,104	2,734
	Marudai Food Co. Ltd.	188,743	2,729
	AZ-COM MARUWA Holdings Inc.	483,382	2,726
	Daiwa Industries Ltd.	219,718	2,716
	Pacific Metals Co. Ltd.	158,458	2,715
	Toa Corp. (XTKS)	238,491	2,712
	Unipres Corp.	321,605	2,709
	Tokushu Tokai Paper Co. Ltd.	264,618	2,703
	Topy Industries Ltd.	143,751	2,702
[1]	Kosaido Holdings Co. Ltd.	866,400	2,702
*,1	PKSHA Technology Inc.	156,366	2,699
	VT Holdings Co. Ltd.	867,477	2,688
	Oyo Corp.	146,903	2,687
[1]	Cybozu Inc.	203,432	2,684
	ASKA Pharmaceutical Holdings Co. Ltd.	177,205	2,682
	Altech Corp.	163,200	2,679
	Mitsubishi Research Institute Inc.	89,479	2,661
	Murakami Corp.	63,114	2,661
	Oriental Shiraishi Corp.	1,114,276	2,658
	Tachibana Eletech Co. Ltd.	144,106	2,657
	Gift Holdings Inc.	92,100	2,644
	JCR Pharmaceuticals Co. Ltd.	715,249	2,624
	Chori Co. Ltd.	96,572	2,600
	Transaction Co. Ltd.	357,400	2,596
	SRA Holdings	88,123	2,591
	M&A Capital Partners Co. Ltd.	138,570	2,591
	DyDo Group Holdings Inc.	156,298	2,585
	PS Construction Co. Ltd.	148,923	2,585
	Strike Co. Ltd.	297,618	2,572
	Kyoei Steel Ltd.	171,832	2,554

		Shares	Market Value ($000)
*,1	Medley Inc.	210,200	2,546
	Eslead Corp.	64,900	2,545
	Mirarth Holdings Inc.	995,845	2,529
	Halows Co. Ltd.	93,394	2,529
	Tamura Corp.	647,961	2,528
	Chofu Seisakusho Co. Ltd.	198,962	2,518
[1]	euglena Co. Ltd.	986,125	2,516
	St. Marc Holdings Co. Ltd.	133,069	2,501
	JSB Co. Ltd.	78,400	2,491
*,1	Kappa Create Co. Ltd.	250,039	2,490
	Ichiyoshi Securities Co. Ltd.	265,546	2,486
	Belluna Co. Ltd.	445,388	2,481
	Shofu Inc.	229,064	2,458
	Okabe Co. Ltd.	406,187	2,434
	Shibusawa Logistics Corp.	288,920	2,434
	Cresco Ltd.	266,837	2,421
	Tosei REIT Investment Corp.	2,757	2,417
	GLOBERIDE Inc.	179,031	2,407
	Sintokogio Ltd.	408,446	2,404
	Daikyonishikawa Corp.	452,288	2,398
	Aeon Hokkaido Corp.	426,122	2,395
	Hokuto Corp.	198,512	2,389
	Kyokuto Securities Co. Ltd.	224,759	2,385
	Nippon Rietec Co. Ltd.	145,397	2,380
	ES-Con Japan Ltd.	343,651	2,364
	J-Oil Mills Inc.	184,419	2,357
	Chubu Shiryo Co. Ltd.	210,410	2,356
	Chubu Steel Plate Co. Ltd.	151,600	2,356
	Fudo Tetra Corp.	123,907	2,346
	KPP Group Holdings Co. Ltd.	413,800	2,331
[1]	BRONCO BILLY Co. Ltd.	83,362	2,328
	Seikitokyu Kogyo Co. Ltd.	243,900	2,327
	Nippon Denko Co. Ltd.	873,427	2,322
	Airman Corp.	188,600	2,312
[1]	Cawachi Ltd.	121,031	2,297
	Tomoku Co. Ltd.	106,505	2,297
	JDC Corp.	623,419	2,296
	Daiki Aluminium Industry Co. Ltd.	253,180	2,293
	JM Holdings Co. Ltd.	232,738	2,290
	m-up Holdings Inc.	557,600	2,278
	Geo Holdings Corp.	211,448	2,277
	Toyo Corp.	213,349	2,271
	Rheon Automatic Machinery Co. Ltd.	242,642	2,256
	Siix Corp.	297,474	2,247
	Kojima Co. Ltd.	272,655	2,247
	Qol Holdings Co. Ltd.	190,071	2,247
	Toyo Kanetsu KK	126,942	2,238
	Sinanen Holdings Co. Ltd.	45,126	2,235
	UNISOL Holdings Corp.	160,479	2,229
	Okura Industrial Co. Ltd.	74,297	2,228
[1]	Godo Steel Ltd.	95,151	2,217
[1]	Alpen Co. Ltd.	169,591	2,213
	Daido Metal Co. Ltd.	393,356	2,205
[1]	West Holdings Corp.	195,800	2,201
	NEC Capital Solutions Ltd.	84,430	2,188
	Riso Kagaku Corp.	301,756	2,184
	ESCON Japan REIT Investment Corp.	2,886	2,181
[1]	Fujio Food Group Inc.	318,905	2,178
	Health Care & Medical Investment Corp.	2,949	2,170
	Aichi Corp.	260,284	2,164
	Nippon Beet Sugar Manufacturing Co. Ltd.	82,970	2,163
*	RENOVA Inc.	400,079	2,161
	Hoosiers Holdings Co. Ltd.	281,837	2,125
	Nihon Nohyaku Co. Ltd.	331,563	2,123
[1]	KeePer Technical Laboratory Co. Ltd.	110,733	2,120
	J Trust Co. Ltd.	619,685	2,119
	SIGMAXYZ Holdings Inc.	523,884	2,119
	Aiphone Co. Ltd.	122,745	2,112
	ASKUL Corp.	297,202	2,107
	Nichiden Corp.	137,383	2,099

		Shares	Market Value ($000)
	Insource Co. Ltd.	468,080	2,095
	Digital Garage Inc.	166,752	2,079
	CMK Corp.	583,939	2,072
[1]	Oisix ra daichi Inc.	227,159	2,067
	Pasona Group Inc.	174,892	2,061
	V Technology Co. Ltd.	75,853	2,060
[1]	Key Coffee Inc.	164,519	2,053
	Maxvalu Tokai Co. Ltd.	88,965	2,038
	Giken Ltd.	163,289	2,033
	JSP Corp.	138,424	2,027
[1]	Remixpoint Inc.	1,403,438	2,026
	SRE Holdings Corp.	109,464	2,025
	Nagaileben Co. Ltd.	189,781	2,024
	Retail Partners Co. Ltd.	251,535	2,018
	GMO Financial Holdings Inc.	353,600	2,018
	Warabeya Nichiyo Holdings Co. Ltd.	105,896	2,017
	Towa Bank Ltd.	311,777	2,010
	Samty Residential Investment Corp.	3,020	2,010
	Vector Inc.	252,990	1,997
	Nippon Chemi-Con Corp.	215,272	1,994
	Daito Pharmaceutical Co. Ltd.	217,800	1,994
	JP-Holdings Inc.	461,903	1,993
	Kyodo Printing Co. Ltd.	194,884	1,984
	Koatsu Gas Kogyo Co. Ltd.	282,589	1,982
	Zenrin Co. Ltd.	313,363	1,981
	Wellneo Sugar Co. Ltd.	108,947	1,974
	Fuji Pharma Co. Ltd.	129,413	1,967
	Avex Inc.	257,891	1,963
[1]	Chuo Spring Co. Ltd.	84,780	1,963
	Neturen Co. Ltd.	243,419	1,963
*,1	Osaka Steel Co. Ltd.	112,826	1,962
	Hodogaya Chemical Co. Ltd.	121,836	1,947
	Mie Kotsu Group Holdings Inc.	558,537	1,941
[1]	Sanyo Electric Railway Co. Ltd.	149,720	1,919
	Business Engineering Corp.	254,300	1,919
	Kyosan Electric Manufacturing Co. Ltd.	487,304	1,913
[1]	France Bed Holdings Co. Ltd.	232,675	1,902
	Taki Chemical Co. Ltd.	70,367	1,895
	Feed One Co. Ltd.	249,635	1,889
	Shinwa Co. Ltd.	95,812	1,882
	TOC Co. Ltd.	358,512	1,868
	Iseki & Co. Ltd.	186,729	1,864
[1]	Yondoshi Holdings Inc.	163,459	1,863
	Sumida Corp.	266,273	1,862
	Sparx Group Co. Ltd.	154,587	1,858
[1]	Rock Field Co. Ltd.	208,405	1,852
	Hisaka Works Ltd.	188,959	1,851
[1]	Fixstars Corp.	239,250	1,847
	Curves Holdings Co. Ltd.	386,245	1,830
[1]	Change Holdings Inc.	305,289	1,826
	PHC Holdings Corp.	260,198	1,822
	FIDEA Holdings Co. Ltd.	151,155	1,810
	Komehyo Holdings Co. Ltd.	65,700	1,805
[1]	Septeni Holdings Co. Ltd.	674,700	1,793
	Ines Corp.	144,950	1,790
	Shinsho Corp.	121,416	1,787
	Sanshin Electronics Co. Ltd.	102,311	1,779
[1]	Tohokushinsha Film Corp.	454,000	1,777
	Fukui Computer Holdings Inc.	88,944	1,766
[1]	Genki Global Dining Concepts Corp.	95,640	1,763
	en Japan Inc.	242,404	1,748
	Link & Motivation Inc.	493,659	1,746
	Miroku Jyoho Service Co. Ltd.	157,748	1,744
	Fujicco Co. Ltd.	174,244	1,741
	Comture Corp.	187,449	1,733
	Nihon Tokushu Toryo Co. Ltd.	123,720	1,722
[1]	Shin Nippon Biomedical Laboratories Ltd.	187,921	1,715
[1]	eRex Co. Ltd.	279,321	1,713
[1]	Inui Global Logistics Co. Ltd.	179,353	1,680
	grems Inc.	95,155	1,670

		Shares	Market Value ($000)
	Gecoss Corp.	147,935	1,656
	Seikagaku Corp.	350,434	1,634
	Buffalo Inc.	106,580	1,624
	Gakken Holdings Co. Ltd.	256,474	1,615
[1]	Kanro Inc.	213,800	1,615
	Software Service Inc.	22,100	1,612
[1]	Istyle Inc.	595,467	1,608
[1]	Aizawa Securities Group Co. Ltd.	170,907	1,599
	Onoken Co. Ltd.	180,559	1,594
	Dai Nippon Toryo Co. Ltd.	203,805	1,593
	Base Co. Ltd.	78,806	1,591
	Iwaki Co. Ltd.	99,200	1,589
	Tokyo Energy & Systems Inc.	141,080	1,586
	Avant Group Corp.	193,700	1,585
[1]	Ministop Co. Ltd.	136,483	1,583
	Hokkan Holdings Ltd.	112,129	1,579
	Nittoku Co. Ltd.	111,500	1,551
	COLOPL Inc.	577,226	1,545
	TDC Soft Inc.	260,025	1,525
	Shinko Shoji Co. Ltd.	190,946	1,522
	CAC Holdings Corp.	131,160	1,510
	Mirai Industry Co. Ltd.	74,400	1,504
	Kanaden Corp.	113,906	1,503
	Chiyoda Co. Ltd.	229,835	1,494
	Kenko Mayonnaise Co. Ltd.	105,801	1,492
	Daikokutenbussan Co. Ltd.	48,068	1,486
	Cosel Co. Ltd.	203,965	1,476
	Moriroku Co. Ltd.	96,003	1,462
[1]	Sumiseki Holdings Inc.	232,500	1,461
	Piolax Inc.	143,081	1,449
	I'll Inc.	94,985	1,443
	Icom Inc.	75,868	1,421
	Nichiban Co. Ltd.	119,109	1,417
	GREE Holdings Inc.	599,294	1,412
	YAKUODO Holdings Co. Ltd.	118,772	1,406
	Futaba Corp.	345,911	1,404
	LITALICO Inc.	193,852	1,402
	Central Security Patrols Co. Ltd.	73,215	1,400
	baudroie Inc.	118,198	1,390
	Asahi Co. Ltd.	164,110	1,383
	Tayca Corp.	126,154	1,379
[1]	Shima Seiki Manufacturing Ltd.	239,707	1,375
	G-7 Holdings Inc.	160,859	1,373
	Komatsu Matere Co. Ltd.	275,864	1,363
	Intage Holdings Inc.	127,476	1,360
[1]	Midac Holdings Co. Ltd.	109,956	1,347
	Softcreate Holdings Corp.	111,366	1,346
	Tv Tokyo Holdings Corp.	50,883	1,341
	Cleanup Corp.	228,488	1,338
	Shindengen Electric Manufacturing Co. Ltd.	68,058	1,331
	EM Systems Co. Ltd.	317,049	1,325
[1]	Fujiya Co. Ltd.	84,299	1,316
	Sankyo Seiko Co. Ltd.	236,436	1,315
	Tess Holdings Co. Ltd.	355,461	1,309
	Maezawa Kyuso Industries Co. Ltd.	130,354	1,293
	FULLCAST Holdings Co. Ltd.	121,218	1,277
	Alpha Systems Inc.	59,538	1,275
	Xebio Holdings Co. Ltd.	200,633	1,270
	Nafco Co. Ltd.	93,800	1,262
*	Net Protections Holdings Inc.	537,300	1,258
	Nippon Sharyo Ltd.	56,431	1,247
	Nippon Fine Chemical Co. Ltd.	79,301	1,241
	LEC Inc.	173,590	1,240
	Nakayama Steel Works Ltd.	313,163	1,229
	World Holdings Co. Ltd.	75,835	1,222
	CTS Co. Ltd.	210,028	1,213
	Honeys Holdings Co. Ltd.	131,390	1,212
	Akatsuki Inc.	69,702	1,208
[1]	Kanagawa Chuo Kotsu Co. Ltd.	54,471	1,206
	Airport Facilities Co. Ltd.	195,162	1,199

		Shares	Market Value ($000)
[1]	PIA Corp.	57,053	1,199
[1]	Daikoku Denki Co. Ltd.	76,800	1,198
	Corona Corp.	198,886	1,194
[1]	giftee Inc.	170,030	1,192
	Yukiguni Factory Co. Ltd.	172,369	1,172
*	KNT-CT Holdings Co. Ltd.	107,969	1,160
	ST Corp.	123,118	1,147
*	Nippon Coke & Engineering Co. Ltd.	1,547,050	1,139
[1]	YA-MAN Ltd.	251,148	1,121
[1]	FP Partner Inc.	75,023	1,121
[1]	Okuwa Co. Ltd.	212,044	1,106
	WATAMI Co. Ltd.	179,058	1,102
[1]	ZIGExN Co. Ltd.	417,130	1,094
[1]	Kintetsu Department Store Co. Ltd.	96,918	1,093
[1]	Aeon Fantasy Co. Ltd.	73,773	1,092
	Studio Alice Co. Ltd.	87,834	1,092
	Daiho Corp.	222,025	1,091
[1]	Sanoh Industrial Co. Ltd.	247,865	1,083
	Advan Group Co. Ltd.	173,732	1,016
	Arakawa Chemical Industries Ltd.	123,249	1,002
	Ichikoh Industries Ltd.	316,094	997
	Nihon Trim Co. Ltd.	36,619	991
	Rokko Butter Co. Ltd.	134,986	987
[1]	Inaba Seisakusho Co. Ltd.	90,413	982
[1]	Amvis Holdings Inc.	366,715	976
	Amuse Inc.	75,394	975
	Chiyoda Integre Co. Ltd.	45,647	967
[1]	Gamecard Holdings Inc	56,000	948
	Pronexus Inc.	131,344	945
[1]	Yamashin-Filter Corp.	300,744	918
[1]	Central Sports Co. Ltd.	59,529	894
[1]	Quants Research Institute Holdings Inc.	237,513	892
	Nitto Kohki Co. Ltd.	85,400	883
	Oro Co. Ltd.	73,922	882
	Artnature Inc.	169,782	881
[1]	Yorozu Corp.	148,414	861
[1]	Shimojima Co. Ltd.	94,172	843
[1]	Riso Kyoiku Group Corp.	644,822	789
*	Universal Entertainment Corp.	185,226	787
	Management Solutions Co. Ltd.	96,365	784
	Marvelous Inc.	268,795	778
	Elan Corp.	164,386	755
[1]	WDB Holdings Co. Ltd.	74,162	722
	LIFULL Co. Ltd.	590,403	722
[1]	SBI ARUHI Corp.	126,295	668
	Kanamic Network Co. Ltd.	199,106	651
	Tosho Co. Ltd.	121,563	647
	Yushin Co.	152,300	643
	FAN Communications Inc.	229,644	643
[1]	Nisso Holdings Co. Ltd.	157,507	613
	Shimadaya Corp.	53,290	609
	GMO GlobalSign Holdings KK	49,241	600
[1]	TerraSky Co. Ltd.	60,246	582
	Media Do Co. Ltd.	54,088	539
[1]	Daisyo Corp.	76,091	516
	Tsutsumi Jewelry Co. Ltd.	26,470	495
*,1	Optim Corp.	175,693	468
	CHIMNEY Co. Ltd.	39,004	296
	MTI Ltd.	7,275	29
			58,359,087
Netherlands (3.6%)
	ASML Holding NV	3,754,033	4,991,948
	ING Groep NV	28,183,460	731,549
	Prosus NV	11,730,949	543,091
	Koninklijke Ahold Delhaize NV	8,675,901	404,999
	ASM International NV	449,821	340,943
*,2	Adyen NV	256,947	257,165
	ArcelorMittal SA	4,091,910	212,213
	Heineken NV	2,679,753	206,122

		Shares	Market Value ($000)
	Koninklijke Philips NV	7,423,721	203,055
	Koninklijke KPN NV	35,930,395	200,263
	NN Group NV	2,551,725	199,279
	Universal Music Group NV	9,108,554	176,804
	Wolters Kluwer NV	2,179,968	162,818
	ABN AMRO Bank NV	4,940,222	156,609
	BE Semiconductor Industries NV	684,453	146,606
	DSM-Firmenich AG	1,761,748	126,007
	ASR Nederland NV	1,513,307	104,186
	Akzo Nobel NV	1,630,465	93,728
	Aegon Ltd.	12,492,797	91,363
	Heineken Holding NV	1,101,660	78,401
*	Magnum Ice Cream Co. NV (AQEU)	4,683,102	68,845
	EXOR NV	839,725	64,279
	IMCD NV	564,603	59,083
	SBM Offshore NV	1,267,375	50,540
*	InPost SA	2,469,016	43,711
*	CSG NV	1,441,727	38,894
	Allfunds Group plc	3,479,349	34,728
	Aalberts NV	945,209	32,918
	HAL Trust	143,727	29,023
	Koninklijke Vopak NV	524,741	28,402
	Randstad NV	1,049,886	27,402
[2]	CVC Capital Partners plc	2,060,116	26,895
	Koninklijke BAM Groep NV	2,551,389	25,839
[2]	Signify NV	1,118,305	23,819
	Arcadis NV	666,012	21,307
[2]	CTP NV	1,266,120	21,190
	Van Lanschot Kempen NV	316,433	21,015
	Koninklijke Heijmans NV	232,162	20,810
*,2	Basic-Fit NV	505,746	17,383
	APERAM SA	420,475	16,794
*,1	Galapagos NV	474,229	14,470
	TKH Group NV	335,267	14,417
	Fugro NV	1,030,984	12,827
	Corbion NV	554,919	12,161
	Eurocommercial Properties NV	400,166	12,119
*	Flow Traders Ltd.	317,582	10,097
	Havas NV	544,533	9,537
[1]	Theon International plc	251,353	9,086
	Wereldhave NV	344,445	8,529
	PostNL NV	3,104,156	3,914
*,1	OCI NV	948,281	3,778
	Sligro Food Group NV	216,293	3,406
	JDE Peet's NV	76,714	2,835
*	TomTom NV	531,795	2,686
			10,219,888
New Zealand (0.2%)
	Fisher & Paykel Healthcare Corp. Ltd.	5,582,166	121,041
	Auckland International Airport Ltd.	15,850,203	72,638
	Infratil Ltd.	8,989,906	60,618
	Contact Energy Ltd.	7,978,653	42,426
	Meridian Energy Ltd.	11,996,544	38,402
	Mainfreight Ltd.	782,607	26,078
	EBOS Group Ltd.	1,821,591	23,343
	Mercury NZ Ltd.	6,387,104	22,964
	Spark New Zealand Ltd.	17,070,760	20,346
*	Fletcher Building Ltd.	10,109,637	17,240
*	Ryman Healthcare Ltd.	8,850,305	10,790
	Freightways Group Ltd.	1,551,978	10,746
	Summerset Group Holdings Ltd.	2,073,087	10,619
[3]	Goodman Property Trust	9,529,449	10,402
	Precinct Properties Group	16,033,329	9,538
	Genesis Energy Ltd.	6,233,204	7,845
	Kiwi Property Group Ltd.	13,749,529	7,208
	Vector Ltd.	2,240,870	6,108
	Channel Infrastructure NZ Ltd.	3,654,367	6,074
[1]	Vital Healthcare Property Trust	5,042,699	5,259
	Argosy Property Ltd.	7,932,134	5,173

		Shares	Market Value ($000)
	Heartland Group Holdings Ltd.	7,392,675	5,064
	Scales Corp. Ltd.	1,208,178	4,144
*	SKYCITY Entertainment Group Ltd.	9,403,534	3,790
	Air New Zealand Ltd.	13,863,381	3,443
	Stride Property Group	4,318,721	2,688
*	Oceania Healthcare Ltd.	6,194,631	2,507
	SKY Network Television Ltd.	1,023,009	1,842
			558,336
Norway (0.8%)
	Equinor ASA	6,493,697	276,660
	DNB Bank ASA	7,873,586	246,354
	Kongsberg Gruppen ASA	3,976,549	169,716
	Norsk Hydro ASA	12,477,002	132,985
	Aker BP ASA	2,972,267	109,882
	Telenor ASA	6,101,130	107,646
	Mowi ASA	4,270,630	97,130
	Yara International ASA	1,573,289	91,966
	Orkla ASA	6,430,718	80,928
	Storebrand ASA	3,932,597	70,982
	Subsea 7 SA	2,174,866	67,375
	Frontline plc	1,389,929	48,836
	Gjensidige Forsikring ASA	1,789,082	46,800
	Var Energi ASA	8,390,425	43,196
	SpareBank 1 Sor-Norge ASA	1,972,919	43,110
	Vend Marketplaces ASA Class B	1,668,080	41,294
	Salmar ASA	670,379	39,249
	Sparebanken Norge	1,677,014	34,633
	Protector Forsikring ASA	590,455	28,695
	TOMRA Systems ASA	2,272,925	27,403
*	Nordic Semiconductor ASA	1,631,970	26,158
	SpareBank 1 SMN	1,190,802	25,457
	TGS ASA	1,860,990	25,203
	Bakkafrost P/F	486,213	22,804
	Aker ASA Class A	198,201	21,928
	Veidekke ASA	1,005,125	19,642
	Hafnia Ltd.	2,417,974	18,690
	DOF Group ASA	1,213,600	17,479
	DNO ASA	7,619,753	17,076
	Borregaard ASA	908,624	16,399
*,2	Scatec ASA	1,183,217	16,005
[2]	BW LPG Ltd.	844,167	14,845
	Hoegh Autoliners ASA	990,510	14,342
[2]	Europris ASA	1,513,007	14,299
	Leroy Seafood Group ASA	2,662,879	13,614
	Wallenius Wilhelmsen ASA	977,982	12,446
	BLUENORD ASA	212,404	12,413
	Odfjell Drilling Ltd.	1,137,734	11,918
	Aker Solutions ASA	2,483,636	11,885
	Atea ASA	755,768	11,058
*	Cadeler A/S	1,887,096	11,004
*,2	AutoStore Holdings Ltd.	10,241,263	10,135
	Sparebank 1 Oestlandet	435,754	8,948
	Austevoll Seafood ASA	803,318	8,645
	Wilh Wilhelmsen Holding ASA Class A	106,022	7,958
	MPC Container Ships ASA	3,317,399	7,893
[2]	Elkem ASA	2,579,259	7,548
	Norwegian Air Shuttle ASA	5,001,934	7,393
	Stolt-Nielsen Ltd.	204,289	7,078
[2]	Entra ASA	409,388	4,430
	Bonheur ASA	175,637	4,380
	BW Offshore Ltd.	720,123	3,874
*	BW Energy Ltd.	577,245	3,720
	Wilh Wilhelmsen Holding ASA Class B	48,435	3,216
*	Grieg Seafood ASA	388,436	3,060
*	NEL ASA	2,211,894	483
			2,248,266
Poland (0.5%)
	ORLEN SA	5,635,533	204,199
	Powszechna Kasa Oszczednosci Bank Polski SA	8,291,101	196,118

		Shares	Market Value ($000)
	Bank Polska Kasa Opieki SA	1,708,394	101,229
*	KGHM Polska Miedz SA	1,322,260	96,604
	Powszechny Zaklad Ubezpieczen SA	5,496,706	95,681
	LPP SA	12,368	74,993
	Santander Bank Polska SA	409,250	64,888
*,2	Allegro.eu SA	7,734,703	55,519
	CD Projekt SA	684,242	44,024
*,1,2	Dino Polska SA	4,650,415	42,028
*	mBank SA	127,949	37,226
*	Tauron Polska Energia SA	10,114,864	28,059
*	Bank Millennium SA	5,934,026	26,300
	Alior Bank SA	863,816	25,877
*,1	Benefit Systems SA	27,079	25,669
	Grupa Kety SA	94,764	25,216
*,1	Zabka Group SA	4,102,731	24,554
[1]	Asseco Poland SA	528,223	24,337
*	PGE Polska Grupa Energetyczna SA	8,347,857	23,843
	Orange Polska SA	6,189,921	23,668
	Budimex SA	123,579	22,218
	KRUK SA	169,085	20,601
[2]	XTB SA	731,523	18,713
	Enea SA	2,449,394	16,379
	Pepco Group NV	1,850,985	13,412
*,1	Modivo SA	500,272	12,772
[1]	Bank Handlowy w Warszawie SA	303,862	9,047
	Warsaw Stock Exchange	265,275	5,104
*,1	Jastrzebska Spolka Weglowa SA	514,183	4,801
*,1	Cyfrowy Polsat SA	1,472,341	4,658
*,1	Grupa Azoty SA	435,084	2,218
			1,369,955
Portugal (0.2%)
	EDP SA	28,860,195	152,719
	Galp Energia SGPS SA	4,006,533	96,067
	Banco Comercial Portugues SA Class R	86,923,212	84,660
	Jeronimo Martins SGPS SA	2,669,533	63,832
	EDP Renovaveis SA	3,016,458	48,347
	Sonae SGPS SA	7,779,487	17,279
	REN - Redes Energeticas Nacionais SGPS SA	3,351,457	14,524
	NOS SGPS SA	1,739,588	10,999
[1]	Navigator Co. SA	2,032,309	7,945
	CTT-Correios de Portugal SA	735,645	5,128
[1]	Mota-Engil SGPS SA	739,143	3,831
[1]	Altri SGPS SA	612,078	3,486
	Semapa-Sociedade de Investimento e Gestao	129,788	3,347
	Corticeira Amorim SGPS SA	370,569	2,784
			514,948
Singapore (1.2%)
	DBS Group Holdings Ltd.	19,474,851	866,633
	Oversea-Chinese Banking Corp. Ltd.	31,408,731	537,961
	United Overseas Bank Ltd.	11,802,449	337,854
	Singapore Telecommunications Ltd.	69,246,793	266,629
	Keppel Ltd.	13,618,627	125,458
	Singapore Technologies Engineering Ltd.	14,426,380	122,440
	Singapore Exchange Ltd.	7,845,369	119,682
	CapitaLand Integrated Commercial Trust	57,281,690	102,721
	Singapore Airlines Ltd.	14,817,653	76,410
	CapitaLand Ascendas REIT (XSES)	37,863,455	73,075
	Wilmar International Ltd.	17,027,500	51,157
	CapitaLand Investment Ltd.	22,073,973	46,987
	Sembcorp Industries Ltd.	8,485,713	44,068
	Seatrium Ltd.	20,213,150	37,468
	UOL Group Ltd.	4,398,258	33,396
	Keppel DC REIT	18,684,916	31,806
	Venture Corp. Ltd.	2,550,436	30,709
[1]	Mapletree Industrial Trust	20,101,649	30,494
	Mapletree Logistics Trust	32,705,502	29,420
[1]	Genting Singapore Ltd.	55,389,328	29,233
	City Developments Ltd.	3,852,789	24,748
[1]	Thai Beverage PCL	69,641,600	23,357

		Shares	Market Value ($000)
	ComfortDelGro Corp. Ltd.	20,767,559	23,352
	SATS Ltd.	8,431,703	23,236
	Suntec REIT	20,215,581	23,104
	Keppel REIT	32,882,674	22,853
[1]	Mapletree Pan Asia Commercial Trust	21,670,182	22,329
	Frasers Centrepoint Trust	12,382,686	21,057
	NetLink NBN Trust	27,684,044	20,827
	Frasers Logistics & Commercial Trust	26,800,834	18,782
	Haw Par Corp. Ltd.	1,380,000	18,252
	CapitaLand Ascott Trust	25,412,886	17,439
	Keppel Infrastructure Trust	40,733,781	16,186
	Jardine Cycle & Carriage Ltd.	551,718	14,908
	Golden Agri-Resources Ltd.	60,570,332	14,441
	Sheng Siong Group Ltd.	6,086,573	13,390
	Parkway Life REIT	4,138,166	12,899
[1]	iFAST Corp. Ltd.	1,513,869	10,648
	Lendlease Global Commercial REIT	24,549,847	10,260
	Hutchison Port Holdings Trust	47,479,524	9,759
	ESR-REIT	5,367,905	9,429
	First Resources Ltd.	4,016,332	9,076
*	AEM Holdings Ltd.	2,463,504	8,126
*,1	Yangzijiang Maritime Development Ltd.	19,447,700	7,924
	UMS Integration Ltd.	6,473,890	7,842
[1]	CapitaLand India Trust	9,727,494	7,671
	AIMS APAC REIT	6,208,213	6,913
	UOB-Kay Hian Holdings Ltd.	2,501,000	6,665
*,1	NTT DC REIT	7,176,000	6,597
[1]	Centurion Accommodation REIT	7,235,600	6,224
	OUE REIT	22,680,435	6,187
	Starhill Global REIT	14,262,770	5,955
	Stoneweg Europe Stapled Trust	3,408,626	5,826
	Raffles Medical Group Ltd.	7,126,094	5,607
	SIA Engineering Co. Ltd.	2,210,816	5,586
[1]	CapitaLand China Trust	10,849,448	5,414
	Olam Group Ltd.	7,376,410	4,998
	CDL Hospitality Trusts	7,408,412	4,778
[1]	StarHub Ltd.	5,263,374	4,178
[1]	Singapore Post Ltd.	15,398,968	4,148
	Digital Core REIT Management Pte. Ltd.	8,240,370	4,021
	Far East Hospitality Trust	8,714,459	3,810
[1]	Bumitama Agri Ltd.	2,504,108	3,598
[1]	Riverstone Holdings Ltd.	4,845,573	2,591
	First REIT	11,939,316	2,371
	Prime US REIT	9,538,691	1,652
	KORE US REIT	8,001,257	1,431
[1]	Nanofilm Technologies International Ltd.	2,770,279	1,266
*	COSCO Shipping International Singapore Co. Ltd.	12,469,232	1,109
*	Manulife US REIT	15,897,419	919
			3,507,340
South Korea (6.4%)
	Samsung Electronics Co. Ltd. (XKRX)	45,465,131	5,317,661
	SK Hynix Inc.	5,235,562	2,970,473
[1]	Hyundai Motor Co.	1,305,815	402,270
	KB Financial Group Inc.	3,452,350	338,919
*	SK Square Co. Ltd.	867,205	285,529
	Hanwha Aerospace Co. Ltd.	328,597	280,197
*,1	Doosan Enerbility Co. Ltd.	4,270,940	268,377
	Shinhan Financial Group Co. Ltd.	4,113,421	245,165
	Kia Corp.	2,286,840	225,782
	NAVER Corp.	1,443,706	196,558
	Hana Financial Group Inc.	2,594,708	189,146
	Celltrion Inc.	1,409,803	188,522
*	Samsung SDI Co. Ltd. (XKRX)	587,137	162,687
	POSCO Holdings Inc.	719,439	161,991
	Samsung Electro-Mechanics Co. Ltd.	532,607	152,597
	Hyundai Mobis Co. Ltd.	561,459	144,868
	Woori Financial Group Inc.	6,487,795	142,224
	Samsung C&T Corp.	765,334	134,131
	HD Hyundai Electric Co. Ltd.	212,777	120,578

		Shares	Market Value ($000)
*,2	Samsung Biologics Co. Ltd.	114,710	117,562
	Samsung Life Insurance Co. Ltd.	759,585	109,523
*,1	LG Energy Solution Ltd.	399,722	109,352
	KT&G Corp.	960,098	103,242
*	Samsung Heavy Industries Co. Ltd.	6,117,996	102,520
[1]	Korea Shipbuilding & Offshore Engineering Co. Ltd.	432,901	100,332
*,1	Hanwha Ocean Co. Ltd.	1,212,404	99,801
	Hyundai Heavy Industries Co. Ltd.	301,996	96,735
[1]	Ecopro Co. Ltd.	967,017	93,360
	Kakao Corp.	2,964,643	91,525
	LG Chem Ltd. (XKRX)	444,481	90,852
[1]	Samsung Fire & Marine Insurance Co. Ltd.	300,936	90,140
[1]	Alteogen Inc.	380,535	86,311
[1]	Hyosung Heavy Industries Corp.	50,436	85,165
[1]	Mirae Asset Securities Co. Ltd.	1,941,671	82,289
	Hyundai Rotem Co. Ltd.	700,074	80,618
[1]	Sam Chun Dang Pharm Co. Ltd.	139,814	79,817
[1]	Korea Aerospace Industries Ltd.	681,821	77,077
[1]	LG Electronics Inc. (XKRX)	1,019,545	73,917
[1]	LS Electric Co. Ltd.	146,851	73,401
	SK Inc.	349,273	71,808
	Korea Electric Power Corp.	2,486,870	70,703
[1]	Hanmi Semiconductor Co. Ltd.	405,447	70,052
[1]	Hyundai Engineering & Construction Co. Ltd.	701,858	68,522
	HD Hyundai Co. Ltd.	399,970	67,079
[1]	Ecopro BM Co. Ltd.	468,203	61,340
[1]	Hanwha Systems Co. Ltd.	702,745	55,025
	Korea Investment Holdings Co. Ltd.	393,721	54,929
[1]	APR Corp.	237,852	54,271
	LIG Nex1 Co. Ltd.	129,414	53,403
*,1	Meritz Financial Group Inc.	681,144	51,651
[1]	Hyundai Glovis Co. Ltd.	360,568	51,212
[1]	SK Innovation Co. Ltd.	676,297	49,631
[1]	Doosan Co. Ltd.	65,220	47,364
	DB Insurance Co. Ltd.	422,097	47,344
[1]	LG Corp.	829,225	46,887
[1]	Krafton Inc.	263,420	45,033
*,1	ABLBio Inc.	391,440	44,259
[1]	HYBE Co. Ltd.	217,960	44,187
[1]	POSCO Future M Co. Ltd.	319,022	44,070
*,1	Peptron Inc.	206,134	41,553
[1]	KIWOOM Securities Co. Ltd.	146,245	41,372
[1]	Korea Zinc Co. Ltd.	40,353	39,370
*,1	HLB Inc.	1,163,324	38,896
[1]	Samsung SDS Co. Ltd.	380,582	38,560
[1]	Samsung Securities Co. Ltd.	601,887	38,046
	Samsung E&A Co. Ltd.	1,509,488	37,078
[1]	IsuPetasys Co. Ltd.	524,661	36,357
[1]	Industrial Bank of Korea	2,420,807	34,968
[1]	HMM Co. Ltd.	2,590,134	33,937
[1]	Yuhan Corp.	529,683	33,861
*,1	LigaChem Biosciences Inc.	246,143	32,210
[1]	Samyang Foods Co. Ltd.	39,399	31,940
[1]	LEENO Industrial Inc.	478,610	31,189
	JB Financial Group Co. Ltd.	1,517,954	31,148
[1]	KakaoBank Corp.	1,816,005	29,590
[1]	LS Corp.	161,639	28,889
[1]	Korean Air Lines Co. Ltd.	1,784,380	28,784
[1]	BNK Financial Group Inc.	2,360,369	28,626
*,1	Rainbow Robotics	77,849	27,971
*	S-Oil Corp.	399,307	27,381
[1]	LG Innotek Co. Ltd.	135,682	27,368
*,1	L&F Co. Ltd.	269,970	26,524
*,1	Hanwha Solutions Corp.	1,017,102	26,108
[1]	Amorepacific Corp.	279,565	25,772
	NH Investment & Securities Co. Ltd.	1,266,063	25,756
	HD Construction Equipment Co. Ltd.	292,088	24,883
*,1	Coway Co. Ltd.	512,632	24,833
	Hankook Tire & Technology Co. Ltd.	665,509	24,498
*,1	Voronoi Inc.	103,573	21,686

		Shares	Market Value ($000)
[1]	Eo Technics Co. Ltd.	81,955	21,677
	Hanmi Pharm Co. Ltd.	59,701	21,316
[1]	Posco International Corp.	444,159	20,966
*,1	Samsung Episholdings Co. Ltd.	61,524	20,891
	LG Uplus Corp.	2,000,657	20,806
*,1	Woori Technology Inc.	1,463,591	20,775
[1]	WONIK IPS Co. Ltd.	278,249	20,703
*,1	LG Display Co. Ltd.	2,798,471	20,548
*,1	Daewoo Engineering & Construction Co. Ltd.	1,919,653	20,519
[1]	Hanwha Corp. (XKRX)	265,266	19,759
*,1	OliX Pharmaceuticals Inc.	154,765	19,687
*,1	Taihan Cable & Solution Co. Ltd.	1,038,059	19,126
[1]	HD Hyundai Marine Solution Co. Ltd.	152,956	18,886
[1]	Orion Corp.	214,847	18,590
	Hyundai Steel Co.	806,621	18,525
[1]	KEPCO Engineering & Construction Co. Inc.	178,989	18,486
	Doosan Bobcat Inc.	471,629	18,423
[1]	NCSoft Corp.	121,537	18,355
[1]	GS Holdings Corp.	418,003	18,066
[1]	LG CNS Co. Ltd.	467,661	17,884
*,1	SK Biopharmaceuticals Co. Ltd.	270,913	17,067
[1]	Hanjin Kal Corp.	228,691	17,019
	Daeduck Electronics Co. Ltd.	320,280	16,625
[1]	Hyundai Autoever Corp.	64,698	16,512
[1]	CJ Corp.	126,955	16,339
*,1	Robotis Co. Ltd.	97,339	16,179
[1]	DB HiTek Co. Ltd.	303,239	15,834
*,1	Hanwha Vision Co. Ltd.	320,157	15,800
[1]	ISC Co. Ltd.	97,565	15,676
[1]	HPSP Co. Ltd.	553,995	15,642
[1]	OCI Holdings Co. Ltd.	124,512	15,560
*	Hanwha Engine	511,400	15,354
[1]	iM Financial Group Co. Ltd.	1,347,308	15,168
[1]	LG H&H Co. Ltd. (XKRX)	90,035	14,865
*,1	Pearl Abyss Corp.	326,993	14,525
[1]	Hansol Chemical Co. Ltd.	82,615	14,170
[1]	KCC Corp.	40,672	13,467
[1]	Hyundai Elevator Co. Ltd.	238,077	13,447
[1]	PharmaResearch Co. Ltd.	65,184	13,225
[1]	Jusung Engineering Co. Ltd.	303,008	12,827
*,1	D&D PharmaTech Inc.	275,417	12,742
[1]	Kangwon Land Inc.	1,094,407	12,348
*,1	Mezzion Pharma Co. Ltd.	210,982	12,280
[1]	DL E&C Co. Ltd.	277,241	12,220
[1]	Shinsegae Inc.	58,455	12,021
	ST Pharm Co. Ltd.	122,141	11,937
[1]	E-MART Inc.	181,901	11,793
[1]	Sanil Electric Co. Ltd.	126,290	11,655
*,1	Kakaopay Corp.	347,735	11,571
[1]	Kumho Petrochemical Co. Ltd.	143,476	11,452
*,1	Hanall Biopharma Co. Ltd.	298,421	11,341
*,1	Hyundai Marine & Fire Insurance Co. Ltd.	558,582	11,306
*,1	ISU Specialty Chemical	184,287	11,268
*,1	SKC Co. Ltd.	180,102	11,249
*,1	BHI Co. Ltd.	177,673	11,235
[1]	Ecopro Materials Co. Ltd.	244,216	11,144
[1]	S-1 Corp.	192,969	11,140
*,1	Oscotec Inc.	321,597	11,062
[1]	CJ CheilJedang Corp. (XKRX)	76,062	11,050
[1]	JYP Entertainment Corp.	263,257	10,862
	Korean Reinsurance Co.	1,299,988	10,567
	Iljin Electric Co. Ltd.	219,955	10,506
[1]	GS Engineering & Construction Corp.	622,574	10,498
[1]	Youngone Corp.	196,581	10,476
*,1	Doosan Robotics Inc.	189,830	10,472
[1]	PSK Inc.	187,749	10,424
[1]	HL Mando Co. Ltd.	307,618	10,373
[1]	Eugene Technology Co. Ltd.	133,381	10,149
[1]	Posco DX Co. Ltd.	506,286	10,075
[1]	Kolon Industries Inc.	196,940	9,937

		Shares	Market Value ($000)
*,1	Fadu Inc.	313,487	9,927
[1]	Cosmax Inc.	73,771	9,747
[1]	SPG Co. Ltd.	132,428	9,551
[1]	Poongsan Corp.	161,096	9,456
*	HD-Hyundai Marine Engine	198,050	9,426
[1]	Lotte Chemical Corp.	171,615	9,314
[1]	CS Wind Corp.	231,106	9,307
[1]	Dongjin Semichem Co. Ltd.	306,512	9,252
*,1	ROKIT Healthcare Inc.	108,243	9,202
*,1	Hotel Shilla Co. Ltd.	308,656	9,041
	Soulbrain Co. Ltd.	36,373	9,002
*,1	Hanon Systems	3,482,886	8,941
*,1	Doosan Fuel Cell Co. Ltd.	395,497	8,877
[1]	Daejoo Electronic Materials Co. Ltd.	102,453	8,722
*,1	Curiox Biosystems Co. Ltd.	125,250	8,654
*,1	Hugel Inc.	53,572	8,634
*,1	Seojin System Co. Ltd.	297,738	8,589
[1]	SIMMTECH Co. Ltd.	261,260	8,542
[1]	Caregen Co. Ltd.	137,181	8,457
[1]	Cheil Worldwide Inc.	673,213	8,456
[1]	SK REITs Co. Ltd.	2,031,482	8,275
[1,2]	Netmarble Corp.	251,020	8,265
[1]	Han Kuk Carbon Co. Ltd.	310,088	8,220
[1]	TechWing Inc.	264,741	8,217
[1]	Silicon2 Co. Ltd.	317,895	8,210
[1]	Koh Young Technology Inc.	491,673	8,209
[1]	RFHIC Corp.	157,944	8,150
	Samsung Card Co. Ltd.	225,896	8,038
[1]	Lotte Shopping Co. Ltd.	108,583	7,973
[1]	Hana Micron Inc.	412,664	7,971
*	Hyundai Wia Corp.	150,669	7,952
[1]	L&C Bio Co. Ltd.	171,724	7,918
*,1	Hanwha Life Insurance Co. Ltd.	2,608,160	7,904
*,1	Doosan Tesna Inc.	110,788	7,870
[1]	Pan Ocean Co. Ltd.	2,331,428	7,778
[1]	KEPCO Plant Service & Engineering Co. Ltd.	206,068	7,740
[1]	Youngone Holdings Co. Ltd.	51,481	7,699
[1]	Classys Inc.	226,009	7,680
*,1	Lotte Energy Materials Corp.	264,857	7,672
*,1	CosmoAM&T Co. Ltd.	220,309	7,661
[1]	Celltrion Pharm Inc.	199,896	7,463
[1]	BGF retail Co. Ltd.	79,310	7,410
[1]	S&S Tech Corp.	139,738	7,393
*,1	Hyundai Bioscience Co. Ltd.	825,085	7,368
[1]	LX International Corp.	251,860	7,329
[1]	NongShim Co. Ltd.	29,797	7,297
*,1	Hyulim ROBOT Co. Ltd.	1,020,035	7,260
	Kolmar Korea Co. Ltd.	140,603	7,249
*,1	SK Bioscience Co. Ltd.	251,524	7,134
[1]	Park Systems Corp.	44,394	7,037
	Misto Holdings Corp.	253,511	7,010
*,1	Jeju Semiconductor Corp.	293,059	7,005
*,1	HJ Shipbuilding & Construction Co. Ltd.	449,036	6,706
*,1	Seers Technology Co. Ltd.	201,666	6,676
*,1	Taesung Co. Ltd.	188,916	6,588
[1]	D'Alba Global Co. Ltd.	69,148	6,567
[1]	Hyundai Department Store Co. Ltd.	121,856	6,522
*,1	GemVax & Kael Co. Ltd.	278,812	6,383
*,1	Qurient Co. Ltd.	258,305	6,361
[1]	SM Entertainment Co. Ltd.	105,795	6,341
*,1	Chabiotech Co. Ltd.	530,994	6,216
[1]	Hyosung TNC Corp.	23,908	6,175
[1]	People & Technology Inc.	193,024	6,128
[1]	Daou Technology Inc.	209,967	6,104
[1]	Tokai Carbon Korea Co. Ltd.	38,582	6,040
*,1	Wonik Holdings Co. Ltd.	332,331	6,017
	CJ Logistics Corp.	85,707	5,993
[1]	Hyosung Corp.	67,651	5,935
[1]	Daishin Securities Co. Ltd.	246,202	5,909
	Korea Gas Corp.	249,704	5,870

		Shares	Market Value ($000)
*,1	Naturecell Co. Ltd.	496,354	5,806
*,1	APRILBIO Co. Ltd.	156,315	5,791
*	Kumho Tire Co. Inc.	1,413,756	5,724
	SK Telecom Co. Ltd.	110,583	5,722
[1]	Shinsung Delta Tech Co. Ltd.	154,667	5,692
[1]	Intellian Technologies Inc.	74,308	5,622
*,1	Orum Therapeutics Inc.	93,730	5,585
[1]	Lotte Corp.	295,793	5,491
	F&F Co. Ltd.	132,204	5,442
*,1	SK oceanplant Co. Ltd.	302,348	5,409
[1]	Seah Besteel Holdings Corp.	121,449	5,363
[1]	Dongsuh Cos. Inc.	286,955	5,308
[1]	Pharmicell Co. Ltd.	518,935	5,155
	Green Cross Corp.	52,610	5,033
*,1	Lunit Inc.	226,209	5,004
[1]	LOTTE REIT Co. Ltd.	1,649,229	4,981
*,1	G2GBIO Inc.	110,514	4,954
*,1	KMW Co. Ltd.	267,910	4,949
[1]	SL Corp.	129,444	4,932
*,1	Hanwha Investment & Securities Co. Ltd.	1,099,724	4,897
[1]	TES Co. Ltd.	126,653	4,895
[1]	GS Retail Co. Ltd.	326,444	4,819
[1]	HK inno N Corp.	142,015	4,735
[1]	Paradise Co. Ltd.	430,059	4,715
	HDC Hyundai Development Co-Engineering & Construction	343,136	4,711
[1]	Lake Materials Co. Ltd.	352,471	4,704
	Hanmi Science Co. Ltd.	183,669	4,632
	LOTTE Fine Chemical Co. Ltd.	142,741	4,627
[1]	ESR Kendall Square REIT Co. Ltd.	1,609,645	4,578
[1]	LS Materials Ltd.	374,726	4,556
*,1	Clobot Co. Ltd.	135,496	4,537
[1]	Daewoong Pharmaceutical Co. Ltd.	41,937	4,533
*,1	Duk San Neolux Co. Ltd.	130,426	4,513
[1]	Solid Inc.	517,620	4,513
	HDC Holdings Co. Ltd.	239,982	4,461
*,1	Enchem Co. Ltd.	162,685	4,328
	Seegene Inc.	290,346	4,253
	Amorepacific Holdings Corp.	226,703	4,235
*,1	GI Innovation Inc.	480,703	4,151
[1]	SOLUM Co. Ltd.	375,264	4,133
	Chong Kun Dang Pharmaceutical Corp.	68,071	4,063
*,1	DL Holdings Co. Ltd.	102,444	4,060
[1]	YG Entertainment Inc.	112,667	4,011
*,1	Creative & Innovative System	508,183	3,988
*,1	Inventage Lab Inc.	87,948	3,917
*,1	SK Securities Co. Ltd.	3,072,083	3,909
*,1	Lotte Tour Development Co. Ltd.	331,277	3,889
	Shinhan Alpha REIT Co. Ltd.	1,054,527	3,879
[1]	SK Gas Ltd.	22,022	3,823
[1]	Harim Holdings Co. Ltd.	413,598	3,803
[1]	Il Dong Pharmaceutical Co. Ltd.	197,793	3,780
[1]	Sung Kwang Bend Co. Ltd.	157,887	3,758
[1]	Bukwang Pharmaceutical Co. Ltd.	734,427	3,685
*,1,2	SK IE Technology Co. Ltd.	253,780	3,678
*	CJ ENM Co. Ltd.	97,170	3,674
[1]	BH Co. Ltd.	265,419	3,623
[1]	Advanced Nano Products Co. Ltd.	87,180	3,565
	DongKook Pharmaceutical Co. Ltd.	228,686	3,554
[1]	Hite Jinro Co. Ltd.	311,570	3,466
[1]	Hankook & Co. Co. Ltd.	210,200	3,455
*	Samyang Biopharmaceuticals Corp.	41,555	3,447
[1]	Otoki Corp.	14,346	3,438
[1]	HS Hyosung Advanced Materials Corp.	22,210	3,365
[1]	LX Semicon Co. Ltd.	103,128	3,329
[1]	SK Chemicals Co. Ltd.	93,688	3,286
	DoubleUGames Co. Ltd.	98,561	3,264
[1]	TK Corp.	137,471	3,235
	HAESUNG DS Co. Ltd.	99,498	3,233
[1]	Hyundai GF Holdings	349,076	3,221
[1]	Medytox Inc.	47,463	3,210

		Shares	Market Value ($000)
*,1	Kakao Games Corp.	390,037	3,180
[1]	NEXTIN Inc.	70,913	3,048
	Orion Holdings Corp.	195,314	3,027
	NICE Information Service Co. Ltd.	283,928	2,993
[1]	Cheryong Electric Co. Ltd.	101,158	2,975
[1]	Hana Tour Service Inc.	110,107	2,959
*,1	Synopex Inc.	758,435	2,930
[1]	Korea Petrochemical Ind Co. Ltd.	33,213	2,925
*,1	SFA Semicon Co. Ltd.	712,331	2,925
	Daewoong Co. Ltd.	182,875	2,906
	SK Networks Co. Ltd.	880,682	2,892
*,1	Ananti Inc.	633,032	2,832
[1]	Korea Electric Terminal Co. Ltd.	55,018	2,813
*,1	Studio Dragon Corp.	116,573	2,783
[1]	ENF Technology Co. Ltd.	86,267	2,777
[1]	OCI Co. Ltd.	44,033	2,756
*,1	Sungeel Hitech Co. Ltd.	68,140	2,732
*,1	Shinsung E&G Co. Ltd.	1,546,398	2,705
*,1	Danal Co. Ltd.	646,022	2,630
[1]	Soop Co. Ltd.	66,592	2,625
[1]	Lotte Chilsung Beverage Co. Ltd.	34,225	2,608
[1]	Wemade Co. Ltd.	188,052	2,608
*,1	SHIFT UP Corp.	122,719	2,604
[1]	NHN Corp.	102,948	2,585
[1]	SK Discovery Co. Ltd.	74,488	2,578
*,1	Korea Line Corp.	1,618,780	2,560
*,1	Foosung Co. Ltd.	538,995	2,538
[1]	Samwha Capacitor Co. Ltd.	69,574	2,516
*,1	Seoul Semiconductor Co. Ltd.	419,280	2,490
	Lotte Rental Co. Ltd.	123,090	2,477
[1]	Sungwoo Hitech Co. Ltd.	430,152	2,473
[1]	Seobu T&D	281,208	2,471
*,1	Cosmochemical Co. Ltd.	245,707	2,470
	Daesang Corp.	186,108	2,457
[1]	Partron Co. Ltd.	479,946	2,443
[1]	Ecopro HN Co. Ltd.	122,874	2,443
	JW Pharmaceutical Corp.	119,312	2,411
[1]	Innox Advanced Materials Co. Ltd.	123,185	2,402
[1]	KC Tech Co. Ltd.	79,055	2,396
	SNT Motiv Co. Ltd.	110,200	2,392
	Hyundai Home Shopping Network Corp.	45,007	2,371
*,1	Eubiologics Co. Ltd.	262,728	2,334
[1]	Dongwon Industries Co. Ltd.	91,118	2,327
*,1	HLB Life Science Co. Ltd.	902,526	2,309
	Yuanta Securities Korea Co. Ltd.	765,592	2,277
*,1	Komipharm International Co. Ltd.	403,213	2,276
[1]	IS Dongseo Co. Ltd.	132,092	2,273
[1]	Posco M-Tech Co. Ltd.	200,183	2,267
[1]	Grand Korea Leisure Co. Ltd.	292,400	2,265
*,1	CJ CGV Co. Ltd.	712,985	2,249
[1]	LX Holdings Corp.	425,752	2,247
	Douzone Bizon Co. Ltd.	28,607	2,234
[1]	Dentium Co. Ltd.	65,604	2,234
[1]	Kwang Dong Pharmaceutical Co. Ltd.	403,850	2,225
[1]	GS P&L Co. Ltd.	78,555	2,218
*,1	Shin Poong Pharmaceutical Co. Ltd.	317,713	2,197
*	Asiana Airlines Inc.	474,329	2,193
*	Hanwha General Insurance Co. Ltd.	512,421	2,190
*,1	Cafe24 Corp.	123,027	2,188
	Innocean Worldwide Inc.	185,113	2,176
[1]	i-SENS Inc.	168,185	2,156
	Binggrae Co. Ltd.	45,318	2,147
	SFA Engineering Corp.	122,485	2,142
[1]	Ahnlab Inc.	54,270	2,135
*,1	VT Co. Ltd.	207,434	2,120
[1]	NHN KCP Corp.	197,050	2,115
[1]	Hanil Cement Co. Ltd.	194,032	2,104
	Huons Global Co. Ltd.	47,887	2,095
*,1	Hanssem Co. Ltd.	75,336	2,083
*,1	Chunbo Co. Ltd.	63,226	2,036

		Shares	Market Value ($000)
	Sebang Global Battery Co. Ltd.	50,845	2,029
[1]	Hancom Inc.	155,167	1,988
[1]	Dong-A Socio Holdings Co. Ltd.	32,036	1,981
[1]	TKG Huchems Co. Ltd.	164,750	1,954
[1]	MegaStudyEdu Co. Ltd.	58,804	1,895
*,1	Binex Co. Ltd.	247,970	1,872
[1]	DI Dong Il Corp.	128,746	1,857
	JR Global REIT	1,832,639	1,833
	Green Cross Holdings Corp.	206,533	1,831
[1]	Myoung Shin Industrial Co. Ltd.	279,842	1,818
[1]	PI Advanced Materials Co. Ltd.	124,597	1,817
*	Tongyang Life Insurance Co. Ltd.	316,093	1,809
[1]	Solus Advanced Materials Co. Ltd.	299,227	1,808
[1]	E1 Corp.	26,586	1,764
*,1	UniTest Inc.	160,514	1,746
[1]	Neowiz	107,478	1,735
[1]	Taekwang Industrial Co. Ltd.	2,351	1,734
[1]	Eugene Investment & Securities Co. Ltd.	575,918	1,731
[1]	Handsome Co. Ltd.	110,768	1,717
[1]	LF Corp.	105,513	1,715
[1]	Unid Co. Ltd.	32,357	1,709
*,1	Nexon Games Co. Ltd.	219,913	1,687
[1]	Boryung	279,557	1,677
[1]	Hankook Shell Oil Co. Ltd.	5,336	1,644
[1]	Lotte Wellfood Co. Ltd.	22,079	1,644
[1]	SD Biosensor Inc.	312,636	1,609
	Dongkuk Steel Mill Co. Ltd.	261,947	1,575
[1]	Samchully Co. Ltd.	16,920	1,570
[1]	Youlchon Chemical Co. Ltd.	99,892	1,558
[1]	KCC Glass Corp.	93,632	1,529
[1]	Mcnex Co. Ltd.	110,295	1,524
	HL Holdings Corp.	54,666	1,518
[1]	Com2uSCorp	72,194	1,514
[1]	Hyundai Green Food	142,093	1,487
*,1	Bioneer Corp.	201,188	1,485
*,1	Daea TI Co. Ltd.	567,689	1,473
[1]	Soulbrain Holdings Co. Ltd.	46,034	1,435
[1]	Nexen Tire Corp.	297,132	1,422
*,1	GC Cell Corp.	89,533	1,393
[1]	Advanced Process Systems Corp.	108,077	1,391
[1]	TCC Steel	156,373	1,384
[1]	Young Poong Corp.	36,705	1,380
[1]	InBody Co. Ltd.	74,263	1,374
[1]	Humedix Co. Ltd.	60,670	1,374
*,1	HLB Therapeutics Co. Ltd.	717,111	1,368
[1]	Dong-A ST Co. Ltd.	45,759	1,332
	KISWIRE Ltd.	97,786	1,331
	Samyang Holdings Corp.	28,742	1,278
[1]	KH Vatec Co. Ltd.	150,121	1,274
*,1	CMG Pharmaceutical Co. Ltd.	1,087,040	1,262
[1]	HYUNDAI Corp.	76,537	1,242
[1]	BNC Korea Co. Ltd.	501,052	1,230
[1]	INTOPS Co. Ltd.	109,475	1,190
*,1	Genexine Inc.	375,793	1,136
*,1	LX Hausys Ltd.	61,245	1,132
*,1	Jeju Air Co. Ltd.	332,815	1,110
	NICE Holdings Co. Ltd.	126,490	1,089
[1]	Korea United Pharm Inc.	81,118	1,062
[1]	GOLFZON Co. Ltd.	32,714	1,056
[1]	Huons Co. Ltd.	61,260	1,033
	Ilyang Pharmaceutical Co. Ltd.	137,654	1,029
*,1	Modetour Network Inc.	137,147	998
*,1	DIO Corp.	89,992	974
	Hanjin Logistics Corp.	77,332	951
*,1	Yungjin Pharmaceutical Co. Ltd.	834,933	950
*,3	Kum Yang Co. Ltd.	141,250	913
*,1	Vaxcell-Bio Therapeutics Co. Ltd.	178,213	904
	Hansae Co. Ltd.	117,497	865
[1]	Samyang Corp.	29,148	863
	Webzen Inc.	108,326	861

		Shares	Market Value ($000)
*,1	Joongang Advanced Materials Co. Ltd.	799,380	731
[1]	Zinus Inc.	105,997	720
*,3	NKGen Biotech Korea Co. Ltd.	107,914	676
*,1	GeneOne Life Science Inc.	715,058	435
*,1,3	Dawonsys Co. Ltd.	255,306	422
*,3	Hyosung Chemical Corp.	15,220	387
	iMarketKorea Inc.	38,038	182
	Hansol Paper Co. Ltd.	9,486	50
			17,968,206
Spain (2.9%)
	Banco Santander SA	141,623,937	1,587,706
	Iberdrola SA (XMAD)	63,476,871	1,453,249
	Banco Bilbao Vizcaya Argentaria SA	54,835,913	1,184,431
	Industria de Diseno Textil SA	10,697,982	622,717
	CaixaBank SA	34,743,001	416,487
	Ferrovial SE	4,562,557	296,824
	Repsol SA	10,401,780	292,794
	Amadeus IT Group SA	4,173,226	238,628
	ACS Actividades de Construccion y Servicios SA (SGMU)	1,726,496	210,555
[2]	Aena SME SA	6,700,213	198,229
*,2	Cellnex Telecom SA	5,472,350	175,962
	Telefonica SA	39,603,818	173,288
	Banco de Sabadell SA	48,314,338	173,076
	Endesa SA	3,065,824	128,132
	Naturgy Energy Group SA	3,496,730	104,973
	Bankinter SA	6,020,250	95,345
	Redeia Corp. SA	3,929,299	66,603
	Merlin Properties Socimi SA	4,004,512	65,243
	Acciona SA	230,232	60,542
[1]	Indra Sistemas SA	846,287	47,299
	Enagas SA	2,113,073	41,750
	Mapfre SA	8,909,065	39,703
[2]	Unicaja Banco SA	10,849,259	32,198
	Acerinox SA	2,269,268	31,727
[1]	Grifols SA	2,793,512	29,226
	Viscofan SA	417,004	29,038
	Puig Brands SA Class B	1,423,491	28,238
	Sacyr SA (XMAD)	4,560,375	22,417
	Colonial SFL Socimi SA	3,688,635	21,855
	Logista Integral SA	571,700	21,395
	CIE Automotive SA	650,333	20,474
	Vidrala SA (XMAD)	219,533	19,690
	Fluidra SA	840,921	19,506
*	Solaria Energia y Medio Ambiente SA	625,561	17,337
	Laboratorios Farmaceuticos Rovi SA	160,511	15,192
*	Tecnicas Reunidas SA	416,634	14,903
	Elecnor SA	352,969	13,818
*	Pharma Mar SA	116,890	11,957
	Melia Hotels International SA	1,065,737	11,896
	Construcciones y Auxiliar de Ferrocarriles SA	168,812	11,463
*	Grenergy Renovables SA	77,713	10,343
	Almirall SA	722,031	10,247
	Ebro Foods SA	466,833	10,205
	Linea Directa Aseguradora SA Cia de Seguros y Reaseguros	6,643,923	9,059
[2]	Neinor Homes SA	400,630	7,735
	Corp. ACCIONA Energias Renovables SA	277,708	6,870
*	Distribuidora Internacional de Alimentacion SA	122,401	5,731
*,1	HBX Group International plc	746,963	5,580
[1]	Atresmedia Corp. de Medios de Comunicacion SA	862,513	4,808
*	Cirsa Enterprises SA	284,880	4,505
[2]	Gestamp Automocion SA	1,270,724	4,364
	Prosegur Cia de Seguridad SA	912,840	2,738
[2]	Global Dominion Access SA	764,526	2,736
*,1	Ence Energia y Celulosa SA	980,552	2,611
[2]	Prosegur Cash SA	2,298,833	1,672
			8,135,070
Sweden (2.8%)
	Investor AB Class B	17,737,832	671,815
	Volvo AB Class B	15,074,687	495,645

		Shares	Market Value ($000)
	Atlas Copco AB Class A	24,700,898	435,892
	Sandvik AB	9,961,684	382,945
	Assa Abloy AB Class B	9,398,099	339,721
	Telefonaktiebolaget LM Ericsson Class B	26,390,921	300,863
	Skandinaviska Enskilda Banken AB Class A	14,496,626	267,882
	Swedbank AB Class A	7,820,242	266,541
	Saab AB Class B	3,472,698	227,287
	Atlas Copco AB Class B	14,303,543	223,597
	Hexagon AB Class B	19,903,428	193,702
	Svenska Handelsbanken AB Class A	13,903,405	183,299
	EQT AB	5,187,409	160,953
	Epiroc AB Class A	6,275,486	154,483
	Investor AB Class A (XSTO)	3,927,380	147,359
	Essity AB Class B	5,673,412	146,220
	Alfa Laval AB	2,635,326	144,152
*	Boliden AB	2,699,649	141,521
	Telia Co. AB	22,090,402	113,175
	Tele2 AB Class B	5,283,778	109,361
	Skanska AB Class B	3,190,982	86,313
	Industrivarden AB Class C	1,736,475	86,075
[1]	H & M Hennes & Mauritz AB Class B	4,209,198	78,749
	SKF AB Class B	3,232,398	77,920
[2]	Evolution AB	1,225,851	77,043
	Securitas AB Class B	4,566,862	76,485
*	Swedish Orphan Biovitrum AB	1,797,350	75,328
	AddTech AB Class B	2,188,803	75,109
	Epiroc AB Class B	3,417,341	73,205
	Trelleborg AB Class B	1,901,267	71,106
	Svenska Cellulosa AB SCA Class B	5,680,431	65,861
	Lifco AB Class B	2,119,173	64,110
	Nordnet AB publ	1,918,919	62,488
	Volvo AB Class A	1,895,580	62,089
	Indutrade AB	2,592,882	59,452
	Nibe Industrier AB Class B	14,035,814	58,648
	Beijer Ref AB Class B	4,227,320	58,604
	Avanza Bank Holding AB	1,263,642	48,793
	SSAB AB Class B	5,748,697	45,318
	AAK AB	1,750,910	45,091
	Getinge AB Class B	2,110,483	42,604
	L E Lundbergforetagen AB Class B	694,566	39,489
	Industrivarden AB Class A	792,451	39,469
*	Fastighets AB Balder Class B	6,699,358	39,236
	Castellum AB	3,328,644	38,502
	Lagercrantz Group AB Class B	1,797,219	38,392
	Sagax AB Class B	1,973,796	36,421
	Axfood AB	1,026,376	34,935
	Mycronic AB	1,465,531	34,441
	Sectra AB Class B	1,245,478	29,968
	Loomis AB	654,785	29,911
	Investment AB Latour Class B	1,316,620	28,383
	Sweco AB Class B	1,977,642	28,034
*	Verisure plc	2,590,853	26,894
	Holmen AB Class B	669,115	23,994
	Wihlborgs Fastigheter AB	2,602,575	23,742
[2]	Thule Group AB	1,051,511	22,959
[2]	Munters Group AB	1,272,126	22,946
[2]	Bravida Holding AB	1,956,174	20,465
	Elekta AB Class B	3,378,283	19,982
	Pandox AB	1,023,289	19,434
	Hexpol AB	2,534,881	19,336
	Catena AB	412,118	19,221
	NCC AB Class B	854,137	18,807
*	Camurus AB	371,258	18,547
*	Asmodee Group AB Class B	1,494,380	16,881
	SSAB AB Class A	2,075,894	16,380
	Billerud Aktiebolag	2,095,726	16,246
	AddLife AB Class B	1,081,454	16,129
*	Asker Healthcare Group AB	2,142,844	15,860
	Peab AB Class B	1,523,495	15,573
	Granges AB	988,975	15,545

		Shares	Market Value ($000)
*,2	Sinch AB	5,687,162	15,205
	Alleima AB	1,909,552	15,154
	Fabege AB	1,806,935	14,494
	Wallenstam AB Class B	3,265,866	14,148
	Bufab AB	1,262,313	14,081
[2]	Scandic Hotels Group AB	1,542,381	13,910
*,1	Volvo Car AB Class B	6,141,731	13,874
*	HMS Networks AB	304,769	13,693
	Clas Ohlson AB Class B	346,161	13,678
*,2	BioArctic AB	398,325	13,580
*	NOBA Bank Group AB	1,535,185	13,345
*	Electrolux AB Class B	2,088,642	13,258
	AFRY AB	960,169	13,051
[2]	Attendo AB	1,208,834	13,019
	Storskogen Group AB Class B	13,800,354	12,925
	Husqvarna AB Class B	3,231,381	12,797
*	Kinnevik AB Class B	2,317,044	12,460
	Electrolux Professional AB Class B	2,239,183	12,083
	Bure Equity AB	503,919	11,759
	Hufvudstaden AB Class A	888,165	11,249
	Cibus Nordic Real Estate AB publ	734,692	11,029
	Lindab International AB	669,455	10,938
	Betsson AB Class B	998,207	10,656
*,2	BoneSupport Holding AB	502,864	10,522
	Nyfosa AB	1,516,681	10,520
	Intea Fastigheter AB	1,389,092	10,271
	AQ Group AB	510,936	10,139
	Medicover AB Class B	493,150	9,846
*	NCAB Group AB	1,663,093	9,798
	Cloetta AB Class B	1,700,254	9,554
	INVISIO AB	342,670	9,472
*	Modern Times Group MTG AB Class B	953,410	9,310
	Nolato AB Class B	1,823,408	9,281
	Hemnet Group AB	810,347	9,237
[1]	Svenska Handelsbanken AB Class B	391,516	8,721
	Bilia AB Class A	659,747	8,712
[2]	Dometic Group AB	3,120,963	8,634
	Addnode Group AB	1,208,425	8,504
	Vitec Software Group AB Class B	314,378	7,996
	NP3 Fastigheter AB	296,502	7,632
	Vitrolife AB	728,952	7,334
	JM AB	570,871	7,272
	Systemair AB	921,654	6,937
*	Sdiptech AB Class B	321,989	6,889
	Instalco AB	2,054,314	6,815
*	Embracer Group AB	1,304,358	6,724
	Atrium Ljungberg AB Class B	2,128,175	6,562
	SkiStar AB	371,788	6,449
	Dios Fastigheter AB	961,914	6,413
	Ratos AB Class B	1,758,050	6,054
	MIPS AB	246,725	6,054
*	Hexatronic Group AB	1,695,801	5,765
*,1	Xvivo Perfusion AB	231,407	5,707
	Sagax AB Class D	1,564,610	5,577
*,1	Vimian Group AB	1,869,425	5,549
	Skandinaviska Enskilda Banken AB Class C	265,614	5,040
	Arjo AB Class B	1,871,373	4,979
*,2	Boozt AB	495,130	4,963
*,1	Better Collective A/S	321,541	4,685
	Investment AB Oresund	267,880	4,249
	Platzer Fastigheter Holding AB Class B	592,845	4,235
*,1	Roko AB	24,371	3,956
*,1	Samhallsbyggnadsbolaget i Norden AB	9,862,824	3,913
	Troax Group AB	357,434	3,665
*	Norion Bank AB	503,020	3,008
*	Hacksaw AB	472,230	2,979
	Truecaller AB Class B	2,529,574	2,964
	Corem Property Group AB Class B	7,427,540	2,639
	Fagerhult Group AB	807,923	2,357
*,1	Samhallsbyggnadsbolaget i Norden AB Class D	1,018,624	900

		Shares	Market Value ($000)
	NCC AB Class A	13,304	291
			7,892,385
Switzerland (7.1%)
	Novartis AG (Registered)	18,574,691	2,851,110
	Roche Holding AG	6,804,191	2,715,490
	Nestle SA (Registered)	24,902,717	2,442,733
	ABB Ltd. (Registered)	15,055,735	1,224,151
	UBS Group AG (Registered)	30,246,413	1,179,410
	Zurich Insurance Group AG	1,444,843	1,021,242
	Cie Financiere Richemont SA Class A (Registered)	5,119,482	903,926
	Swiss Re AG	2,845,658	478,006
	Lonza Group AG (Registered)	664,522	426,303
	Holcim AG	4,712,812	389,570
	Alcon AG	4,785,260	361,719
	Galderma Group AG	1,773,993	348,649
	Sandoz Group AG	3,994,173	312,947
	Swiss Life Holding AG (Registered)	275,163	299,711
*	Amrize Ltd.	4,821,086	267,218
	Sika AG (Registered)	1,550,156	256,579
	Givaudan SA (Registered)	74,050	250,400
	Partners Group Holding AG	208,058	224,253
	Geberit AG (Registered)	317,372	214,236
	Swisscom AG (Registered)	246,204	206,605
	Helvetia Baloise Holding AG (Registered)	739,462	191,380
	SGS SA (Registered)	1,605,687	169,222
[2]	VAT Group AG	260,690	162,629
	Chocoladefabriken Lindt & Spruengli AG (Registered)	1,053	150,718
	Julius Baer Group Ltd.	1,976,645	145,390
	Logitech International SA (Registered)	1,426,994	132,517
	Swiss Prime Site AG (Registered)	776,065	131,402
	Chocoladefabriken Lindt & Spruengli AG Ptg. Ctf.	9,328	130,984
	Schindler Holding AG (XSWX)	391,804	129,057
	Roche Holding AG (Bearer) Class BR	281,370	116,589
	Straumann Holding AG (Registered)	1,046,782	109,518
	Sonova Holding AG (Registered)	476,341	108,612
	Kuehne & Nagel International AG (Registered)	448,440	102,695
	PSP Swiss Property AG (Registered)	441,291	87,618
	Accelleron Industries AG	908,251	82,093
	Belimo Holding AG (Registered)	95,192	77,310
	Swatch Group AG (Bearer) Class BR	292,648	64,605
	Schindler Holding AG (Registered)	194,948	61,399
[1]	Barry Callebaut AG (Registered)	34,141	60,040
	Flughafen Zurich AG (Registered)	182,657	57,196
[2]	Galenica AG	481,391	54,805
	Avolta AG	904,652	54,240
	EMS-Chemie Holding AG (Registered)	65,781	51,723
	Swissquote Group Holding SA (Registered)	103,718	51,521
	SIG Group AG	3,177,981	47,639
	Temenos AG (Registered)	526,811	46,173
	Banque Cantonale Vaudoise (Registered)	271,987	44,237
	Allreal Holding AG (Registered)	142,625	40,233
	Georg Fischer AG (Registered)	751,716	38,780
	BKW AG	192,400	37,934
	Adecco Group AG (Registered)	1,564,495	37,630
	Siegfried Holding AG (Registered)	387,617	36,770
	Sulzer AG (Registered)	168,525	35,331
	Cembra Money Bank AG	282,640	34,969
	Valiant Holding AG (Registered)	153,766	34,211
	Mobimo Holding AG (Registered)	70,385	33,499
	Huber & Suhner AG (Registered)	139,436	31,145
	EFG International AG	1,434,700	30,455
	Bucher Industries AG (Registered)	64,447	28,407
	VZ Holding AG	142,650	27,145
	DKSH Holding AG	346,690	25,512
	Luzerner Kantonalbank AG	184,863	24,556
	Sunrise Communications AG Class A	411,689	24,537
	SFS Group AG	158,753	23,760
	Comet Holding AG (Registered)	72,075	22,985
	Vontobel Holding AG (Registered)	255,607	22,133

		Shares	Market Value ($000)
	St. Galler Kantonalbank AG (Registered)	26,389	22,052
	Berner Kantonalbank AG	43,875	21,997
	Emmi AG (Registered)	20,366	21,773
	Tecan Group AG (Registered)	121,823	20,736
	Inficon Holding AG (Registered)	163,636	20,710
	Clariant AG (Registered)	1,983,655	19,462
	dormakaba Holding AG	296,195	19,042
[1]	Bachem Holding AG	221,290	18,260
	Burckhardt Compression Holding AG	29,621	17,729
	Kardex Holding AG (Registered)	58,904	17,723
*	Aryzta AG	224,064	17,635
	Jungfraubahn Holding AG	49,010	16,301
	Landis & Gyr Group AG	246,004	15,784
	Softwareone Holding AG (XSWX)	1,632,892	14,338
	Burkhalter Holding AG	69,897	14,087
	Stadler Rail AG	540,180	13,880
	Liechtensteinische Landesbank AG	110,791	13,753
	Ypsomed Holding AG (Registered)	37,456	13,131
	Daetwyler Holding AG Class BR	71,910	12,976
*	Dottikon Es Holding AG	29,621	12,896
	Swatch Group AG (Registered)	276,648	12,258
	Interroll Holding AG (Registered)	6,510	12,046
[2]	Medacta Group SA	58,136	10,987
*	Implenia AG (Registered)	138,767	10,934
*	ams-OSRAM AG	953,150	10,146
	Intershop Holding AG	47,319	10,009
	ALSO Holding AG (Registered)	56,317	9,932
	Bossard Holding AG (Registered) Class A	52,636	9,609
*,2	Montana Aerospace AG	282,342	9,268
	COSMO Pharmaceuticals NV	82,555	8,725
[1]	Forbo Holding AG (Registered)	8,958	8,364
*	Basilea Pharmaceutica Ag Allschwil (Registered)	118,139	8,076
	Zehnder Group AG	83,284	7,017
	OC Oerlikon Corp AG Pfaeffikon	1,698,528	6,750
*,2	SMG Swiss Marketplace Group AG	189,336	6,615
*,2	Sensirion Holding AG	86,672	6,570
	SKAN Group AG	117,621	6,333
*,2	PolyPeptide Group AG	121,131	4,387
	Bell Food Group AG (Registered)	16,989	4,344
	Cie Financiere Tradition SA Class BR	12,741	4,229
*,1,2	Medartis Holding AG	40,815	3,951
	Bystronic AG	13,393	3,518
	VP Bank AG Class A	31,499	3,397
	Autoneum Holding AG	22,713	3,293
	TX Group AG	18,500	3,082
	APG SGA SA	11,254	2,774
[2]	Medmix AG	223,034	2,454
*,1	u-blox Holding AG (XSWX)	13,179	2,264
			20,121,159
United Kingdom (11.8%)
	AstraZeneca plc	14,504,632	2,836,235
	HSBC Holdings plc	166,167,236	2,728,896
	Shell plc (XLON)	55,072,549	2,550,688
	Rolls-Royce Holdings plc	82,067,382	1,246,803
	BP plc	151,732,929	1,187,584
	British American Tobacco plc	20,369,605	1,182,635
	Unilever plc	20,752,765	1,139,314
	GSK plc	38,664,390	1,065,029
	Rio Tinto plc	10,003,324	928,045
	BAE Systems plc	29,094,451	853,006
	National Grid plc	47,910,461	808,733
*	Glencore plc	101,683,581	770,139
	Lloyds Banking Group plc	572,577,397	709,672
	Barclays plc	134,635,212	704,611
	RELX plc	17,601,742	576,674
	NatWest Group plc	77,335,767	572,899
	London Stock Exchange Group plc	4,696,923	554,649
	Compass Group plc	16,417,058	458,051
	Anglo American plc	10,297,088	442,112

		Shares	Market Value ($000)
	Haleon plc	86,128,408	426,249
	Reckitt Benckiser Group plc (XLON)	6,330,749	425,682
	SSE plc	11,657,507	402,984
	Diageo plc	21,532,488	400,444
	Tesco plc	60,286,714	378,904
	Standard Chartered plc	17,472,610	364,127
	Prudential plc (XLON)	24,569,896	341,598
	3i Group plc	9,597,937	312,806
	Experian plc	8,875,085	307,029
	Imperial Brands plc	7,204,576	292,130
	Vodafone Group plc	176,834,978	266,729
	Sunbelt Rentals Holdings Inc.	4,004,023	255,422
	Aviva plc	29,387,883	235,849
	Next plc	1,111,155	187,728
	Coca-Cola Europacific Partners plc	2,023,162	184,764
	Halma plc	3,616,698	184,563
	InterContinental Hotels Group plc	1,384,892	182,632
	Legal & General Group plc	54,216,724	178,174
	BT Group plc	54,459,675	152,627
	Rentokil Initial plc	24,290,960	150,748
	Antofagasta plc	3,290,624	147,566
	Smith & Nephew plc	8,202,780	129,965
	Centrica plc	44,459,728	125,885
	Informa plc	12,471,137	125,257
	Endeavour Mining plc	1,947,042	117,309
	United Utilities Group plc	6,600,158	115,081
	Segro plc	13,056,050	111,924
	Coca-Cola HBC AG Class DI	1,933,135	108,892
	Severn Trent plc	2,566,315	105,254
	Diploma plc	1,292,162	103,169
	Sage Group plc	9,075,791	101,698
	Admiral Group plc	2,428,691	101,582
	International Consolidated Airlines Group SA Class DI	21,157,206	99,567
	Beazley plc	5,626,799	95,073
	Weir Group plc	2,508,726	94,084
	Bunzl plc	3,106,211	93,514
	Smiths Group plc	3,050,446	93,088
	Marks & Spencer Group plc	19,771,517	89,085
*	Wise plc Class A	7,218,260	86,924
	Melrose Industries plc (XLON)	12,125,260	82,163
	Pearson plc	6,113,334	80,597
	IMI plc	2,351,324	79,990
	Fresnillo plc	1,786,702	79,197
	St. James's Place plc	4,931,345	77,810
	Games Workshop Group plc	317,678	75,098
	M&G plc	20,583,510	74,768
	J Sainsbury plc	16,252,994	73,174
	Intertek Group plc	1,488,805	72,444
	Associated British Foods plc	2,814,148	70,445
	Standard Life plc	7,193,265	65,146
	Spirax Group plc	708,922	63,600
	Kingfisher plc	16,622,160	63,203
	Hiscox Ltd.	3,128,423	63,147
	IG Group Holdings plc	3,120,168	59,416
	ICG plc	2,759,866	56,603
	Howden Joinery Group plc	5,217,678	55,264
	Schroders plc	7,155,001	55,090
[2]	Convatec Group plc	18,824,350	54,298
	Land Securities Group plc	7,186,863	53,012
	LondonMetric Property plc	21,667,869	52,341
	DCC plc	833,910	51,650
*	Burberry Group plc	3,462,136	50,658
[2]	Autotrader Group plc	8,053,104	50,405
	Croda International plc	1,338,429	50,262
	Whitbread plc	1,631,050	50,147
	Balfour Beatty plc	4,738,781	47,979
[1]	Mondi plc	4,209,369	47,590
	Barratt Redrow plc	13,032,902	45,330
	Tritax Big Box REIT plc	23,677,245	44,593
	British Land Co. plc	9,406,285	44,495

		Shares	Market Value ($000)
	Aberdeen Group Plc	17,430,802	44,158
	Investec plc	5,659,744	43,623
	Entain plc	5,773,265	43,371
	Persimmon plc	3,035,917	43,339
	Rightmove plc	7,437,524	42,552
*,1	Metlen Energy & Metals plc	1,077,777	42,375
	Lion Finance Group plc	327,007	40,588
	Taylor Wimpey plc	34,133,523	40,541
*	Berkeley Group Holdings plc	869,195	39,817
	Johnson Matthey plc	1,534,136	38,758
	Drax Group plc	3,250,550	38,414
	Zegona Communications plc	1,742,577	38,340
	Babcock International Group plc	2,417,011	37,523
	Man Group plc	11,090,128	37,335
	Serco Group plc	9,501,368	36,002
	Pan African Resources plc	19,340,876	35,837
	Plus500 Ltd.	655,359	35,494
	ITV plc	34,807,614	35,203
	Cranswick plc	502,001	34,787
	RS Group plc	4,551,345	34,080
	Rotork plc	8,016,472	33,334
	WPP plc	10,434,426	32,633
	Carnival plc	1,270,044	32,396
[1]	Pennon Group plc	4,559,788	32,157
[2]	Airtel Africa plc	6,655,679	30,692
[2]	Quilter plc	12,831,126	29,516
	Inchcape plc	2,940,977	29,334
	Primary Health Properties plc	24,211,812	29,142
	UNITE Group plc	4,599,759	27,869
	QinetiQ Group plc	4,444,670	26,922
	Bellway plc	1,083,504	26,645
[2]	JTC plc	1,542,593	26,571
	Just Group plc	8,987,357	26,084
	TP ICAP Group plc	7,175,105	26,002
	Mitie Group plc	11,458,244	25,784
	Hikma Pharmaceuticals plc	1,476,835	24,805
	Hochschild Mining plc	3,064,171	24,517
	Shaftesbury Capital plc	14,206,257	24,060
	Harbour Energy plc	6,023,279	23,951
	TBC Bank Group plc	432,180	23,595
	OSB Group plc	3,369,515	23,441
	Morgan Sindall Group plc	415,904	22,778
	Derwent London plc	1,072,929	22,419
	JD Sports Fashion plc	22,979,597	21,795
	B&M European Value Retail plc	9,694,699	21,770
	Computacenter plc	538,790	21,596
	Hill & Smith plc	753,431	21,120
	Softcat plc	1,251,576	20,456
	Big Yellow Group plc	1,798,787	20,278
	Genus plc	633,838	20,100
*	Helios Towers plc	8,344,365	20,089
	Grafton Group plc GDR	1,662,280	19,883
	Coats Group plc	18,275,959	19,605
	Hammerson plc	4,955,012	19,524
	AJ Bell plc	3,102,815	19,421
	Greencore Group plc (XLON)	6,060,092	19,400
[1]	Greggs plc	941,370	19,134
	Lancashire Holdings Ltd.	2,361,939	18,351
	Sirius Real Estate Ltd.	14,332,235	17,659
	Canal & SA (XLON)	6,614,506	17,599
	SSP Group plc	7,519,154	17,586
	Chemring Group plc	2,563,523	17,478
	Safestore Holdings plc	2,049,187	17,212
	Paragon Banking Group plc	1,777,595	17,042
	easyJet plc	3,614,009	16,815
	Tate & Lyle plc	3,477,452	16,704
	International Workplace Group plc	7,177,406	16,659
	Clarkson plc	268,578	16,519
	Oxford Instruments plc	511,331	16,411
	Keller Group plc	635,483	16,185

		Shares	Market Value ($000)
	Currys plc	9,690,647	16,048
[2]	Bridgepoint Group plc	5,002,443	15,586
	Renishaw plc	329,020	15,555
	Premier Foods plc	6,309,025	15,493
	Grainger plc	7,041,584	15,207
	Travis Perkins plc	1,976,917	14,907
	Senior plc	3,847,811	14,897
	Rathbones Group plc	545,653	14,521
	Energean plc	1,235,474	14,224
	Volution Group plc	1,870,284	14,158
	Great Portland Estates plc	3,755,822	14,113
	Savills plc	1,270,841	13,902
*	Vistry Group plc	3,086,711	13,761
*	Ocado Group plc	5,711,943	13,720
	Bodycote plc	1,620,359	13,209
*,2	Watches of Switzerland Group plc	2,176,802	13,050
	Supermarket Income REIT plc	11,775,184	12,316
	Dunelm Group plc	1,167,286	12,139
	4imprint Group plc	267,739	12,095
	Ashmore Group plc	4,278,767	11,994
	Telecom Plus plc	695,117	11,865
	Firstgroup plc	5,285,921	11,618
*,2	Trainline plc	3,773,895	11,402
	Elementis plc	5,602,791	11,137
	Breedon Group plc	2,692,370	10,662
	Baltic Classifieds Group plc	4,346,200	10,559
	Zigup plc	2,028,119	10,327
	IntegraFin Holdings plc	2,408,621	9,860
	Pets at Home Group plc	4,064,463	9,846
	Vesuvius plc	1,809,995	9,576
	MONY Group plc	4,670,354	9,345
	WH Smith plc	1,211,398	9,309
	Genuit Group plc	2,395,756	9,163
	Jupiter Fund Management plc	4,066,837	9,086
	Playtech plc	1,946,124	8,663
*,2	Trustpilot Group plc	3,368,739	8,628
*	Molten Ventures plc	1,397,015	8,515
	AG Barr plc	965,623	8,365
*	Frasers Group plc	982,468	8,355
*	Mitchells & Butlers plc	2,440,468	8,254
	Kainos Group plc	815,953	8,011
	Moonpig Group plc	2,863,096	7,957
	Domino's Pizza Group plc	3,416,111	7,822
	Bytes Technology Group plc (XLON)	2,099,631	7,822
*	Close Brothers Group plc	1,422,155	7,571
	Ninety One plc	2,446,779	7,380
	Ithaca Energy plc	2,170,390	7,357
	Morgan Advanced Materials plc	2,685,364	7,203
	Hays plc	15,254,050	6,773
	Victrex plc	820,051	6,211
*,1	Oxford Nanopore Technologies plc	4,130,336	6,111
*	IP Group plc	8,348,924	5,875
	Wickes Group plc	2,107,918	5,855
	Workspace Group plc	1,272,678	5,744
	Pagegroup plc	3,029,941	5,503
[1]	C&C Group plc	3,535,738	5,236
	RHI Magnesita NV	165,141	5,233
[2]	Ibstock plc	3,773,774	5,088
	Hilton Food Group plc	751,527	5,077
[2]	Spire Healthcare Group plc	2,575,411	5,001
	Picton Property Income Ltd.	4,724,987	4,810
[1]	J D Wetherspoon plc	639,193	4,750
	Dr. Martens plc	5,415,533	4,533
[2]	CMC Markets plc	964,959	4,364
	Marshalls plc	2,160,490	4,033
	NCC Group plc	2,520,955	3,898
	Goodwin plc	24,126	3,654
*,1	Raspberry PI Holdings plc	616,443	3,519
	Future plc	889,383	3,516
*	AO World plc	2,898,353	3,317

		Shares	Market Value ($000)
	Crest Nicholson Holdings plc	2,158,723	2,888
*,1	THG plc	6,674,213	2,596
	Rank Group plc	1,829,544	2,172
*,1,2	Aston Martin Lagonda Global Holdings plc	2,904,033	1,411
*,3	Home REIT plc	2,697,055	428
*,3	Greencore Group plc	1,598,963	45
*,3	Evraz plc	4,134,463	—
*,3	NMC Health plc	510,606	—
*,2,3	Finablr plc	1,120,022	—
			33,449,165
United States (0.0%)
*,1	Energy Fuels Inc.	2,245,786	41,184
[1]	Brookfield Business Corp. Class A	221,191	6,977
	Diversified Energy Co.	29,004	540
			48,701
Total Common Stocks (Cost $179,454,983)			278,281,052
Preferred Stocks (0.4%)
	Samsung Electronics Co. Ltd. Preference Shares	7,765,629	626,869
	Volkswagen AG Preference Shares	1,994,287	204,001
	Henkel AG & Co. KGaA Preference Shares	1,510,551	116,689
	Hyundai Motor Co. Preference Shares (XKRX)	332,806	52,687
	Bayerische Motoren Werke AG Preference Shares	524,697	48,299
*	Telecom Italia SpA Preference Shares	58,237,660	48,097
	Hyundai Motor Co. Preference Shares	209,036	32,709
	FUCHS SE Preference Shares	626,725	26,660
	Grifols SA Preference Shares Class B (XMAD)	2,503,380	20,028
	Danieli & C Officine Meccaniche SpA Preference Shares	341,387	16,879
	Mirae Asset Securities Co. Ltd. (XKRX) Preference Shares	1,261,079	16,270
	Sixt SE Preference Shares	160,377	10,180
	Draegerwerk AG & Co. KGaA Preference Shares	82,969	8,831
	LG Chem Ltd. Preference Shares	74,321	7,288
	KSB SE & Co. KGaA Preference Shares	6,653	7,090
	Samsung Fire & Marine Insurance Co. Ltd. (XKRX) Preference Shares	25,810	6,233
	Korea Investment Holdings Co. Ltd. Preference Shares	58,928	6,097
	Doosan Co. Ltd. Preference Shares	18,141	5,590
	LG Electronics Inc. Preference Shares	167,297	5,349
	Hanwha Corp. Preference Shares	186,244	5,279
	Daishin Securities Co. Ltd. Preference Shares	192,507	2,998
	Amorepacific Corp. (XKRX) Preference Shares	90,788	2,751
	Corem Property Group AB Preference Shares	109,789	2,734
*	Samsung SDI Co. Ltd. Preference Shares	15,051	2,125
	LG H&H Co. Ltd. Preference Shares	20,431	1,422
	CJ CheilJedang Corp. Preference Shares	13,486	1,145
Total Preferred Stocks (Cost $928,561)			1,284,300
Rights (0.0%)
*,1	Lunit Inc. EXP. 4/23/2026	68,205	263
*	Capitaland Ascendas REIT EXP. 4/15/2026	1,060,176	99
*	Telecom Italia SpA EXP. 4/30/2026	163,067,655	1
*,3	Syrah Resources Ltd. EXP. 4/17/2026	5,349,592	—
Total Rights (Cost $—)			363
Warrants (0.0%)
*,1,3	Webuild SpA Exp. 8/2/2030	196,679	196
*,3	Constellation Software Inc. Exp. 3/31/2040	152,472	—
Total Warrants (Cost $—)			196

		Shares	Market Value ($000)
Temporary Cash Investments (1.3%)
Money Market Fund (1.3%)
[4,5]	Vanguard Market Liquidity Fund, 3.687% (Cost $3,580,757)	35,814,103	3,581,052
Total Investments (100.3%) (Cost $183,964,301)			283,146,963
Other Assets and Liabilities—Net (-0.3%)			(952,758)
Net Assets (100%)			282,194,205
Cost is in $000.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $2,650,192.
2	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2026, the aggregate value was $3,242,572, representing 1.1% of net assets.
3	Security value determined using significant unobservable inputs.
4	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
5	Collateral of $3,066,856 was received for securities on loan, of which $3,063,842 is held in Vanguard Market Liquidity Fund and $3,014 is held in cash.
GDR—Global Depositary Receipt.
Ptg. Ctf.—Participating Certificates.
REIT—Real Estate Investment Trust.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini S&P 500 Index	June 2026	882	289,770	(874)
Euro Stoxx 50 Index	June 2026	13,762	874,079	(19,511)
FTSE 100 Index	June 2026	2,764	373,124	(2,251)
S&P ASX 200 Index	June 2026	1,953	286,776	(4,229)
S&P TSX 60 Index	June 2026	978	268,252	1,283
Topix Index	June 2026	2,714	599,216	(20,385)
				(45,967)

Forward Currency Contracts
Counterparty	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized Depreciation ($000)
			Receive		Deliver
State Street Bank & Trust Co.	6/17/2026	AUD	254,242	USD	174,940	274	—
Toronto-Dominion Bank	6/17/2026	AUD	63,093	USD	44,343	—	(862)
JPMorgan Chase Bank, N.A.	6/17/2026	AUD	18,868	USD	13,124	—	(121)
State Street Bank & Trust Co.	6/17/2026	AUD	8,362	USD	5,773	—	(11)
Toronto-Dominion Bank	6/17/2026	CAD	258,750	USD	191,355	—	(4,720)
Toronto-Dominion Bank	6/17/2026	CAD	11,188	USD	8,069	—	—
State Street Bank & Trust Co.	6/17/2026	CHF	82,199	USD	105,171	—	(1,491)
UBS AG	6/17/2026	CHF	10,159	USD	12,998	—	(184)
State Street Bank & Trust Co.	6/17/2026	EUR	196,824	USD	229,689	—	(1,380)
Toronto-Dominion Bank	6/17/2026	EUR	164,506	USD	191,615	—	(794)
State Street Bank & Trust Co.	6/17/2026	EUR	102,638	USD	118,971	86	—
Toronto-Dominion Bank	6/17/2026	EUR	65,128	USD	75,372	174	—
BNP Paribas	6/17/2026	EUR	48,256	USD	55,800	176	—
Deutsche Bank AG	6/17/2026	EUR	46,837	USD	54,162	167	—
JPMorgan Chase Bank, N.A.	6/17/2026	GBP	111,456	USD	149,532	—	(2,043)
Toronto-Dominion Bank	6/17/2026	GBP	7,695	USD	10,183	—	(1)
Toronto-Dominion Bank	6/17/2026	JPY	42,793,590	USD	270,638	770	—
UBS AG	6/17/2026	JPY	16,815,583	USD	106,394	255	—
State Street Bank & Trust Co.	6/17/2026	JPY	1,882,660	USD	11,871	70	—

Forward Currency Contracts (continued)
Counterparty	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized Depreciation ($000)
			Receive		Deliver
State Street Bank & Trust Co.	6/17/2026	USD	439,587	CHF	338,729	12,340	—
Toronto-Dominion Bank	6/17/2026	USD	5,356	CHF	4,138	137	—
BNP Paribas	6/17/2026	USD	1,547	CHF	1,195	40	—
JPMorgan Chase Bank, N.A.	6/17/2026	USD	29,810	DKK	190,400	232	—
HSBC Bank plc	6/17/2026	USD	27,067	GBP	20,212	321	—
HSBC Bank plc	6/17/2026	USD	60,646	HKD	472,424	152	—
State Street Bank & Trust Co.	6/17/2026	USD	162,289	JPY	25,810,074	—	(1,405)
UBS AG	6/17/2026	USD	120,832	JPY	19,223,128	—	(1,086)
HSBC Bank plc	6/17/2026	USD	74,377	JPY	11,829,617	—	(650)
Royal Bank of Canada	6/17/2026	USD	55,755	JPY	8,872,213	—	(515)
JPMorgan Chase Bank, N.A.	6/17/2026	USD	47,028	JPY	7,468,193	—	(338)
Citibank, N.A.	6/17/2026	USD	9,295	JPY	1,478,702	—	(83)
BNP Paribas	6/17/2026	USD	81,783	KRW	120,027,081	1,816	—
JPMorgan Chase Bank, N.A.	6/17/2026	USD	16,280	NOK	157,024	74	—
Toronto-Dominion Bank	6/17/2026	USD	81,202	SEK	743,155	2,391	—
State Street Bank & Trust Co.	6/17/2026	USD	6,525	SGD	8,251	73	—
						19,548	(15,684)
AUD—Australian dollar.
CAD—Canadian dollar.
CHF—Swiss franc.
DKK—Danish krone.
EUR—euro.
GBP—British pound.
HKD—Hong Kong dollar.
JPY—Japanese yen.
KRW—Korean won.
NOK—Norwegian krone.
SEK—Swedish krona.
SGD—Singapore dollar.
USD—U.S. dollar.
At March 31, 2026, the counterparties had deposited in segregated accounts securities with a value of $7,642 and cash of $100 in connection with open forward currency contracts.
A.	Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
B.	Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
C.	Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
D.	Forward Currency Contracts: The fund enters into forward currency contracts to protect the value of securities and related receivables and payables against changes in future foreign exchange rates. Risks associated with these types of forward currency contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The fund mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. Fluctuations in the value of the contracts are recorded as an asset (liability).
E.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund’s investments and derivatives as of March 31, 2026, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks—North and South America	31,567,044	540	—	31,567,584
Common Stocks—Other	50,120	246,616,616	46,732	246,713,468
Preferred Stocks	—	1,284,300	—	1,284,300
Rights	—	363	—	363
Warrants	—	—	196	196
Temporary Cash Investments	3,581,052	—	—	3,581,052
Total	35,198,216	247,901,819	46,928	283,146,963
Derivative Financial Instruments
Assets
Futures Contracts[1]	1,283	—	—	1,283
Forward Currency Contracts	—	19,548	—	19,548
Total	1,283	19,548	—	20,831
Liabilities
Futures Contracts[1]	(47,250)	—	—	(47,250)
Forward Currency Contracts	—	(15,684)	—	(15,684)
Total	(47,250)	(15,684)	—	(62,934)
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments.